OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Convertible Securities Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 2.4%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Ascent Resources, Class B (a)(b)	8,055,583	$80,556
TOTAL ENERGY		80,556
INDUSTRIALS 0.5%
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	50,000	3,580,500
TOTAL INDUSTRIALS		3,580,500
INFORMATION TECHNOLOGY 1.9%
Semiconductors & Semiconductor Equipment 1.9%
Lam Research Corp.	154,500	12,794,145
TOTAL INFORMATION TECHNOLOGY		12,794,145
Total Common Stocks (Cost: $14,025,680)		$16,455,201

Convertible Preferred Stocks 27.9%
CONSUMER STAPLES 2.4%
Food Products 2.4%
Bunge Ltd., 4.875%	105,200	10,012,094
Tyson Foods, Inc., 4.750%	92,300	6,509,919
Total		16,522,013
TOTAL CONSUMER STAPLES		16,522,013
ENERGY 3.2%
Oil, Gas & Consumable Fuels 3.2%
Anadarko Petroleum Corp., 7.500%	140,000	5,460,000
Hess Corp., 8.000%	92,000	6,998,440
Southwestern Energy Co., 6.250%	165,000	5,321,250
WPX Energy, Inc., 6.250%	80,000	4,040,000
Total		21,819,690
TOTAL ENERGY		21,819,690
FINANCIALS 9.4%
Banks 2.4%
Bank of America Corp., 7.250%	13,900	16,061,450
Capital Markets 1.9%
AMG Capital Trust II, 5.150%	148,400	8,848,350

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Cowen Group, Inc., 5.625%	6,200	$4,208,250
Total		13,056,600
Real Estate Investment Trusts (REITs) 5.1%
Alexandria Real Estate Equities, Inc., 7.000%	251,300	8,230,075
American Tower Corp., 5.250%	50,000	5,327,250
American Tower Corp., 5.500%	55,000	5,808,550
Crown Castle International Corp., 4.500%	81,500	8,893,280
Welltower, Inc., 6.500%	105,000	6,577,200
Total		34,836,355
TOTAL FINANCIALS		63,954,405
HEALTH CARE 7.2%
Health Care Providers & Services 1.3%
Anthem, Inc., 5.250%	200,000	8,910,000
Pharmaceuticals 5.9%
Allergan PLC, 5.500%	24,000	20,271,840
Teva Pharmaceutical Industries Ltd., 7.000%	23,000	19,550,000
Total		39,821,840
TOTAL HEALTH CARE		48,731,840
INDUSTRIALS 0.5%
Commercial Services & Supplies 0.5%
Stericycle, Inc., 5.250%	46,000	3,645,500
TOTAL INDUSTRIALS		3,645,500
MATERIALS 0.6%
Chemicals 0.6%
A. Schulman, Inc., 6.000%	5,175	3,654,637
TOTAL MATERIALS		3,654,637
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.2%
Frontier Communications Corp., 11.125%	85,400	8,405,068
Wireless Telecommunication Services 1.0%
T-Mobile USA, Inc., 5.500%	92,500	6,706,250
TOTAL TELECOMMUNICATION SERVICES		15,111,318

Issuer		Shares	Value

Convertible Preferred Stocks (continued)
UTILITIES 2.4%
Electric Utilities 2.4%
Exelon Corp. 6.500%		90,000	$4,249,800
NextEra Energy, Inc., 6.371%		194,700	11,767,668
Total			16,017,468
TOTAL UTILITIES			16,017,468
Total Convertible Preferred Stocks (Cost: $187,239,116)			$189,456,871

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 0.6%
Other REIT 0.6%
Colony Starwood Homes
07/01/19	3.000%	3,640,000	$3,774,225
Total Corporate Bonds & Notes (Cost: $3,587,314)			$3,774,225

Convertible Bonds 67.2%
Automotive 2.0%
Navistar International Corp.
04/15/19	4.750%	14,580,000	8,000,775
Tesla Motors, Inc.
03/01/21	1.250%	5,750,000	5,290,000
Total			13,290,775
Consumer Products 0.8%
Iconix Brand Group, Inc.
03/15/18	1.500%	7,700,000	5,529,562
Electric 2.3%
NRG Yield, Inc. (c)
06/01/20	3.250%	9,400,000	8,606,875
SunPower Corp. (c)
01/15/23	4.000%	7,500,000	6,843,540
Total			15,450,415
Finance Companies 0.7%
Air Lease Corp.
12/01/18	3.875%	3,870,000	5,016,487

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Health Care 3.7%
Endologix, Inc.
11/01/20	3.250%	$4,000,000	$5,282,500
Fluidigm Corp.
02/01/34	2.750%	8,040,000	5,093,838
HeartWare International, Inc.
12/15/21	1.750%	3,400,000	2,341,750
Invacare Corp. (c)
02/15/21	5.000%	3,500,000	3,219,650
Novavax, Inc. (c)
02/01/23	3.750%	5,300,000	6,013,804
The Spectranetics Corp. (The)
06/01/34	2.625%	3,900,000	3,412,500
Total			25,364,042
Healthcare Insurance 1.0%
Molina Healthcare, Inc.
08/15/44	1.625%	6,050,000	6,564,250
Home Construction 0.7%
CalAtlantic Group, Inc.
05/15/18	1.625%	3,620,000	4,667,538
Independent Energy 2.2%
American Energy-Permian Basin LLC Junior Subordinated PIK (c)
05/01/22	8.000%	5,434,000	597,740
Chesapeake Energy Corp.
05/15/37	2.500%	3,531,000	3,266,175
12/15/38	2.250%	730,000	540,200
Pattern Energy Group, Inc. (c)
07/15/20	4.000%	5,320,000	5,173,700
Whiting Petroleum Corp. (c)
04/01/20	1.250%	7,000,000	5,320,000
Total			14,897,815
Media and Entertainment 2.3%
Liberty Interactive LLC
03/30/43	0.750%	6,000,000	10,219,464
Pandora Media, Inc. (c)
12/01/20	1.750%	5,180,000	5,056,975
Total			15,276,439
Midstream 0.6%
Scorpio Tankers, Inc. (c)
07/01/19	2.375%	4,790,000	4,011,453

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Oil Field Services 0.5%
Cobalt International Energy, Inc.
12/01/19	2.625%	$8,450,000	$3,483,631
Other Financial Institutions 1.1%
Encore Capital Group, Inc.
03/15/21	2.875%	5,610,000	4,214,512
Walter Investment Management Corp.
11/01/19	4.500%	7,130,000	3,431,313
Total			7,645,825
Other Industry 1.3%
Chart Industries, Inc.
08/01/18	2.000%	4,000,000	3,672,500
General Cable Corp. Subordinated (d)
11/15/29	4.500%	8,010,000	4,806,000
Total			8,478,500
Other REIT 3.4%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	4,440,000	4,739,389
Extra Space Storage LP (c)
10/01/35	3.125%	5,810,000	6,681,500
RWT Holdings, Inc
11/15/19	5.625%	4,840,000	4,706,900
Starwood Property Trust, Inc.
03/01/18	4.550%	6,500,000	6,760,000
Total			22,887,789
Other Utility 0.6%
EnerNOC, Inc.
08/15/19	2.250%	6,100,000	4,309,138
Pharmaceuticals 9.3%
AMAG Pharmaceuticals, Inc.
02/15/19	2.500%	3,500,000	3,659,687
ARIAD Pharmaceuticals, Inc. (c)
06/15/19	3.625%	3,700,000	4,396,303
Aegerion Pharmaceuticals, Inc.
08/15/19	2.000%	4,060,000	1,829,436
BioMarin Pharmaceutical, Inc.
10/15/20	1.500%	8,500,000	10,540,000
Clovis Oncology, Inc.
09/15/21	2.500%	3,100,000	2,140,938
Corsicanto Ltd.
01/15/32	3.500%	5,050,000	4,876,406

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Pharmaceuticals (continued)
Impax Laboratories, Inc. (c)
06/15/22	2.000%	$7,690,000	$7,151,700
Incyte Corp.
11/15/20	1.250%	3,000,000	5,316,030
Ionis Pharmaceuticals, Inc.
11/15/21	1.000%	4,600,000	3,317,439
Medicines Co. (The)
01/15/22	2.500%	4,110,000	5,251,388
Merrimack Pharmaceuticals, Inc.
07/15/20	4.500%	2,320,000	2,973,950
PTC Therapeutics, Inc. (c)
08/15/22	3.000%	7,000,000	3,298,750
Pacira Pharmaceuticals, Inc.
02/01/19	3.250%	1,400,000	2,761,878
TESARO, Inc.
10/01/21	3.000%	2,900,000	4,451,500
Total			61,965,405
Property & Casualty 1.3%
MGIC Investment Corp. Junior Subordinated (c)(d)
04/01/63	9.000%	7,920,000	8,984,250
Railroads 0.6%
Greenbrier Companies, Inc. (The)
04/01/18	3.500%	4,000,000	4,297,500
Refining 0.6%
Clean Energy Fuels Corp. (c)
10/01/18	5.250%	5,820,000	3,953,963
Retailers 2.0%
Priceline Group, Inc. (The)
03/15/18	1.000%	7,190,000	10,097,456
Restoration Hardware Holdings, Inc. (c)(e)
07/15/20	0.000%	4,825,000	3,431,323
Total			13,528,779
Technology 27.1%
Akamai Technologies, Inc. (e)
02/15/19	0.000%	3,800,000	3,724,000
Broadsoft, Inc. (c)
09/01/22	1.000%	4,200,000	5,346,012
CSG Systems International, Inc. (c)
03/15/36	4.250%	3,500,000	3,699,063

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
Cepheid
02/01/21	1.250%	$4,000,000	$3,400,000
Ciena Corp.
12/15/20	4.000%	4,680,000	5,706,675
Ciena Corp. (c)
10/15/18	3.750%	1,510,000	1,734,718
Ctrip.com International Ltd. (c)
07/01/25	1.990%	4,400,000	5,016,000
Envestnet, Inc.
12/15/19	1.750%	7,000,000	6,378,750
Exelixis, Inc.
08/15/19	4.250%	2,590,000	3,375,094
FireEye, Inc. (c)
06/01/35	1.625%	6,800,000	5,588,750
Integrated Device Technology, Inc. (c)
11/15/22	0.875%	3,506,000	3,578,311
Intel Corp. Junior Subordinated
08/01/39	3.250%	9,620,000	15,199,600
Knowles Corp. (c)
11/01/21	3.250%	3,300,000	3,442,313
LinkedIn Corp.
11/01/19	0.500%	5,340,000	4,989,563
Microchip Technology, Inc.
02/15/25	1.625%	18,750,000	20,847,656
Micron Technology, Inc.
02/15/33	2.125%	3,150,000	4,293,844
NVIDIA Corp.
12/01/18	1.000%	7,190,000	16,712,256
NXP Semiconductors NV
12/01/19	1.000%	6,000,000	7,076,340
Nuance Communications, Inc. (c)
12/15/35	1.000%	7,320,000	6,571,018
Palo Alto Networks, Inc. (e)
07/01/19	0.000%	5,330,000	7,092,231
Proofpoint, Inc.
12/15/18	1.250%	1,600,000	2,517,000
Red Hat, Inc.
10/01/19	0.250%	4,430,000	5,598,412
Salesforce.com, Inc.
04/01/18	0.250%	9,510,000	12,850,387
ServiceNow, Inc. (e)
11/01/18	0.000%	3,000,000	3,480,000
TiVo, Inc.
10/01/21	2.000%	3,995,000	3,937,672

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
WebMD Health Corp. (c)(f)
06/15/23	2.625%	$4,500,000	$4,677,188
Workday, Inc.
07/15/20	1.500%	7,750,000	9,135,312
Yahoo!, Inc. (e)
12/01/18	0.000%	8,000,000	8,045,000
Total			184,013,165
Tobacco 1.1%
Vector Group Ltd. (d)
04/15/20	1.750%	6,520,000	7,052,619
Transportation Services 1.5%
Atlas Air Worldwide Holdings, Inc.
06/01/22	2.250%	5,530,000	5,419,400
Echo Global Logistics, Inc.
05/01/20	2.500%	5,300,000	5,021,750
Total			10,441,150
Wireless 0.5%
Gogo, Inc.
03/01/20	3.750%	4,500,000	3,583,125
Total Convertible Bonds (Cost: $459,976,905)			$454,693,615

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Integrated Energy 0.1%
Ascent Resources - Utica LLC 2nd Lien Term Loan (d)(g)
07/01/19	15.000%	1,312,975	361,068
Total Senior Loans (Cost: $4,704,737)			$361,068

		Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.434% (h)(i)		6,915,937	$6,915,937
Total Money Market Funds (Cost: $6,915,937)			$6,915,937
Total Investments (Cost: $676,449,689) (j)			$671,656,917(k)
Other Assets & Liabilities, Net			5,472,689
Net Assets			$678,231,760

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $80,556, which represents 0.01% of net assets.

(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At May 31, 2016, the value of these securities amounted to $122,394,899 or 18.05% of net assets.

(d)	Variable rate security.
(e)	Zero coupon bond.
(f)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(g)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of May 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,331,793	76,040,793	(82,456,649)	6,915,937	16,097	6,915,937

(j)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $676,450,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$60,000,000
Unrealized Depreciation	(64,793,000)
Net Unrealized Depreciation	$(4,793,000)

(k)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Energy	—	—	80,556	80,556
Industrials	3,580,500	—	—	3,580,500
Information Technology	12,794,145	—	—	12,794,145
Total Common Stocks	16,374,645	—	80,556	16,455,201
Convertible Preferred Stocks
Consumer Staples	6,509,919	10,012,094	—	16,522,013
Energy	21,819,690	—	—	21,819,690
Financials	42,667,730	21,286,675	—	63,954,405
Health Care	48,731,840	—	—	48,731,840
Industrials	3,645,500	—	—	3,645,500
Materials	—	3,654,637	—	3,654,637
Telecommunication Services	15,111,318	—	—	15,111,318
Utilities	16,017,468	—	—	16,017,468
Total Convertible Preferred Stocks	154,503,465	34,953,406	—	189,456,871
Corporate Bonds & Notes	—	3,774,225	—	3,774,225
Convertible Bonds	—	454,693,615	—	454,693,615
Senior Loans	—	361,068	—	361,068
Investments measured at net asset value Money Market Funds	—	—	—	6,915,937
Total Investments	170,878,110	493,782,314	80,556	671,656,917

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia International Value Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
AUSTRALIA 2.1%
Macquarie Group Ltd.	36,341	$1,961,472
National Australia Bank Ltd.	96,992	1,897,553
Total		3,859,025
BELGIUM 1.2%
KBC Groep NV (a)	37,225	2,203,873
CHINA 1.8%
58.Com, Inc., ADR (a)	24,159	1,305,794
Tencent Holdings Ltd.	90,700	2,021,146
Total		3,326,940
FRANCE 12.3%
Amundi SA	19,245	920,757
Aperam SA	51,849	2,066,449
AXA SA	155,853	3,915,595
BNP Paribas SA	86,607	4,795,520
Casino Guichard Perrachon SA	28,041	1,668,255
CNP Assurances	57,428	974,433
Sanofi	51,593	4,230,172
Total SA	32,482	1,578,463
VINCI SA	30,475	2,291,843
Total		22,441,487
GERMANY 6.0%
Allianz SE, Registered Shares	22,596	3,688,250
BASF SE	15,741	1,216,013
Continental AG	7,816	1,676,680
Covestro AG	45,927	1,947,447
Duerr AG	29,690	2,305,484
Total		10,833,874
IRELAND 0.2%
Amarin Corp. PLC, ADR (a)	177,530	369,262
ISRAEL 0.9%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	868,291	1,679,022
ITALY 3.1%
Ei Towers SpA	41,047	2,363,472
Esprinet SpA	133,440	985,854
Intesa Sanpaolo SpA	953,329	2,312,374
Total		5,661,700
JAPAN 22.6%
Aozora Bank Ltd.	312,000	1,055,731

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
CyberAgent, Inc.	44,948	$2,135,162
CYBERDYNE, Inc. (a)	21,300	496,619
Daiichikosho Co., Ltd.	50,700	1,927,697
Dexerials Corp.	138,400	1,167,450
Eisai Co., Ltd.	14,400	888,175
Fuji Heavy Industries Ltd.	76,600	2,837,002
Hoya Corp.	39,100	1,368,630
Invincible Investment Corp.	2,329	1,598,729
ITOCHU Corp.	184,600	2,299,273
KDDI Corp.	87,200	2,529,732
Keyence Corp.	2,700	1,700,145
Mitsubishi UFJ Financial Group, Inc.	612,131	3,024,247
Nakanishi, Inc.	33,700	1,155,998
Nippon Telegraph & Telephone Corp.	55,800	2,442,096
Nishi-Nippon City Bank Ltd. (The)	487,000	916,457
ORIX Corp.	174,400	2,404,651
Shinmaywa Industries Ltd.	245,000	1,723,481
Sony Corp.	50,300	1,398,595
Starts Corp., Inc.	51,800	1,109,201
Sumitomo Mitsui Financial Group, Inc.	67,042	2,166,089
Takuma Co., Ltd.	154,000	1,391,362
Tanseisha Co., Ltd.	169,750	1,431,908
Toyota Motor Corp.	23,900	1,235,883
Tsuruha Holdings, Inc.	7,100	735,314
Total		41,139,627
NETHERLANDS 3.5%
ING Groep NV-CVA	316,467	3,941,951
Koninklijke Ahold NV	78,999	1,750,055
TKH Group NV	19,329	750,036
Total		6,442,042
NORWAY 4.0%
Atea ASA	132,726	1,189,927
BW LPG Ltd.	466,679	2,342,432
Kongsberg Automotive ASA (a)	2,854,068	2,118,648
Spectrum ASA	84,408	290,589
Tanker Investments Ltd. (a)	207,482	1,401,302
Total		7,342,898
PAKISTAN 0.8%
DG Khan Cement Co., Ltd.	802,200	1,363,912
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(b)	829,472	27,687

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE 2.2%
Broadcom Ltd.	7,915	$1,221,760
DBS Group Holdings Ltd.	249,900	2,812,051
Total		4,033,811
SOUTH KOREA 2.6%
GS Home Shopping, Inc.	5,884	910,895
Hyundai Home Shopping Network Corp.	12,938	1,458,562
LF Corp.	36,174	728,236
Youngone Corp.	47,320	1,663,617
Total		4,761,310
SPAIN 3.8%
ACS Actividades de Construccion y Servicios SA	61,427	2,026,482
Banco Santander SA	245,515	1,172,183
Cellnex Telecom SAU	89,413	1,442,538
Endesa SA	113,711	2,338,100
Total		6,979,303
SWEDEN 3.2%
Granges AB	172,573	1,386,153
Hemfosa Fastigheter AB	159,067	1,649,529
Nordea Bank AB	277,650	2,694,500
Total		5,730,182
SWITZERLAND 4.0%
Autoneum Holding AG	9,181	2,227,824
UBS AG	94,233	1,456,156
Wizz Air Holdings PLC (a)	63,366	1,775,868
Zurich Insurance Group AG	7,438	1,799,637
Total		7,259,485
UNITED KINGDOM 19.4%
AstraZeneca PLC	28,095	1,639,049
Aviva PLC	323,543	2,107,778
BHP Billiton PLC	214,874	2,561,280
BP PLC	186,401	964,482
Crest Nicholson Holdings PLC	209,576	1,784,811
GlaxoSmithKline PLC	81,805	1,712,069
GW Pharmaceuticals PLC ADR (a)	3,193	284,560
HSBC Holdings PLC	530,656	3,420,545
Inchcape PLC	188,671	1,860,911
Intermediate Capital Group PLC	268,787	2,598,561

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
John Wood Group PLC	281,688	$2,513,174
Paysafe Group PLC (a)	558,547	3,332,962
Plus500 Ltd.	84,181	753,487
Royal Dutch Shell PLC, Class B	333,134	8,011,822
Vodafone Group PLC	531,335	1,776,527
Total		35,322,018
UNITED STATES 2.9%
Aerie Pharmaceuticals, Inc. (a)	11,416	204,004
Alexion Pharmaceuticals, Inc. (a)	1,772	267,395
Alkermes PLC (a)	4,930	228,801
Arrowhead Pharmaceuticals, Inc. (a)	31,525	193,248
BioMarin Pharmaceutical, Inc. (a)	2,808	251,737
Bluebird Bio, Inc. (a)	5,917	267,744
Flex Pharma, Inc. (a)	61,039	763,598
Incyte Corp. (a)	1,951	164,684
Insmed, Inc. (a)	19,995	235,941
Novavax, Inc. (a)	49,842	303,538
Puma Biotechnology, Inc. (a)	2,737	103,431
Quotient Ltd. (a)	81,949	976,832
Stillwater Mining Co. (a)	58,727	594,317
TESARO, Inc. (a)	4,308	199,461
Ultragenyx Pharmaceutical, Inc. (a)	4,609	336,918
Vertex Pharmaceuticals, Inc. (a)	2,574	239,768
Total		5,331,417
Total Common Stocks (Cost: $194,481,967)		$176,108,875

	Shares	Value

Exchange-Traded Funds 2.7%
iShares MSCI EAFE ETF	85,120	$4,969,306
Total Exchange-Traded Funds (Cost: $4,915,615)		$4,969,306

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.434% (c)(d)	933,774	933,774
Total Money Market Funds (Cost: $933,774)		$933,774
Total Investments (Cost: $200,331,356) (e)		$182,011,955(f)
Other Assets & Liabilities, Net		404,424
Net Assets		$182,416,379

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at May 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
TD Securities	07/25/2016	2,086,000 ILS	545,499 USD	3,445	—
TD Securities	07/25/2016	5,786,156,000 KRW	4,892,741 USD	37,080	—
TD Securities	07/25/2016	45,802,000 NOK	5,535,654 USD	61,473	—
TD Securities	07/25/2016	7,510,000 SEK	907,785 USD	5,484	—
TD Securities	07/25/2016	8,088,034 USD	11,215,000 AUD	1,574	—
TD Securities	07/25/2016	2,992,848 USD	2,956,000 CHF	—	(11,470)
TD Securities	07/25/2016	727,133 USD	4,819,000 DKK	—	(4,843)
TD Securities	07/25/2016	1,726,235 USD	1,539,000 EUR	—	(10,665)
TD Securities	07/25/2016	4,172,310 USD	2,846,000 GBP	—	(48,829)
Total				109,056	(75,807)

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $27,687, which represents 0.02% of net assets.

(c)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,276,455	15,081,502	(15,424,183)	933,774	1,091	933,774

(e)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $200,331,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,402,000
Unrealized Depreciation	(27,721,000)
Net Unrealized Depreciation	$(18,319,000)

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
KRW	Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	3,859,025	—	3,859,025
Belgium	—	2,203,873	—	2,203,873
China	1,305,794	2,021,146	—	3,326,940
France	—	22,441,487	—	22,441,487
Germany	—	10,833,874	—	10,833,874
Ireland	369,262	—	—	369,262
Israel	—	1,679,022	—	1,679,022
Italy	—	5,661,700	—	5,661,700
Japan	—	41,139,627	—	41,139,627
Netherlands	—	6,442,042	—	6,442,042
Norway	—	7,342,898	—	7,342,898
Pakistan	—	1,363,912	—	1,363,912
Portugal	—	—	27,687	27,687
Singapore	1,221,760	2,812,051	—	4,033,811
South Korea	—	4,761,310	—	4,761,310
Spain	—	6,979,303	—	6,979,303
Sweden	—	5,730,182	—	5,730,182
Switzerland	—	7,259,485	—	7,259,485
United Kingdom	284,560	35,037,458	—	35,322,018
United States	5,331,417	—	—	5,331,417
Total Common Stocks	8,512,793	167,568,395	27,687	176,108,875
Exchange-Traded Funds	4,969,306	—	—	4,969,306
Investments measured at net asset value Money Market Funds	—	—	—	933,774
Total Investments	13,482,099	167,568,395	27,687	182,011,955
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	109,056	—	109,056
Liabilities
Forward Foreign Currency Exchange Contracts	—	(75,807)	—	(75,807)
Total	13,482,099	167,601,644	27,687	182,045,204

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the closing prices of similar securities from the issuer and quoted bids from market participants. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Columbia Large Cap Enhanced Core Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
CONSUMER DISCRETIONARY 12.0%
Automobiles 1.0%
Ford Motor Co.	330,700	$4,461,143
Distributors 0.7%
Genuine Parts Co.	33,700	3,266,204
Hotels, Restaurants & Leisure 2.3%
Carnival Corp.	81,000	3,866,940
Darden Restaurants, Inc.	57,900	3,927,357
McDonald’s Corp.	19,900	2,428,994
Total		10,223,291
Internet & Catalog Retail 1.3%
Amazon.com, Inc. (a)	8,100	5,854,599
Media 2.5%
Comcast Corp., Class A	115,400	7,304,820
News Corp., Class A	286,000	3,420,560
Walt Disney Co. (The)	3,700	367,114
Total		11,092,494
Multiline Retail 0.9%
Target Corp.	60,300	4,147,434
Specialty Retail 3.0%
Home Depot, Inc. (The)	59,000	7,795,080
Lowe’s Companies, Inc.	68,700	5,504,931
Total		13,300,011
Textiles, Apparel & Luxury Goods 0.3%
Michael Kors Holdings Ltd. (a)	27,800	1,187,616
TOTAL CONSUMER DISCRETIONARY		53,532,792
CONSUMER STAPLES 9.7%
Beverages 0.9%
Coca-Cola Co. (The)	16,500	735,900
PepsiCo, Inc.	31,000	3,136,270
Total		3,872,170
Food & Staples Retailing 3.7%
Kroger Co. (The)	113,000	4,040,880
SYSCO Corp.	29,800	1,433,678
Wal-Mart Stores, Inc.	89,200	6,313,576
Walgreens Boots Alliance, Inc.	60,000	4,644,000
Total		16,432,134

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.6%
Campbell Soup Co.	51,600	$3,125,412
Tyson Foods, Inc., Class A	61,900	3,947,982
Total		7,073,394
Household Products 0.4%
Procter & Gamble Co. (The)	22,600	1,831,504
Tobacco 3.1%
Altria Group, Inc.	103,300	6,574,012
Philip Morris International, Inc.	73,900	7,292,452
Total		13,866,464
TOTAL CONSUMER STAPLES		43,075,666
ENERGY 6.6%
Energy Equipment & Services 1.0%
National Oilwell Varco, Inc.	25,300	833,635
Transocean Ltd.	365,200	3,575,308
Total		4,408,943
Oil, Gas & Consumable Fuels 5.6%
Chevron Corp.	42,000	4,242,000
ConocoPhillips	113,300	4,961,407
EOG Resources, Inc.	9,400	764,784
Exxon Mobil Corp.	64,200	5,715,084
Marathon Petroleum Corp.	58,200	2,027,106
Tesoro Corp.	41,800	3,263,744
Valero Energy Corp.	70,600	3,861,820
Total		24,835,945
TOTAL ENERGY		29,244,888
FINANCIALS 16.0%
Banks 5.3%
Bank of America Corp.	78,600	1,162,494
Citigroup, Inc.	147,700	6,878,389
Fifth Third Bancorp	206,300	3,892,881
JPMorgan Chase & Co.	142,800	9,320,556
Wells Fargo & Co.	47,600	2,414,272
Total		23,668,592
Capital Markets 1.0%
BlackRock, Inc.	1,300	473,005
T. Rowe Price Group, Inc.	48,500	3,737,410
Total		4,210,415
Consumer Finance 1.0%
Capital One Financial Corp.	40,800	2,988,192

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance (continued)
Navient Corp.	115,800	$1,587,618
Total		4,575,810
Diversified Financial Services 2.2%
Berkshire Hathaway, Inc., Class B (a)	20,500	2,881,070
Nasdaq, Inc.	31,500	2,079,315
S&P Global, Inc.	40,700	4,550,667
Total		9,511,052
Insurance 3.9%
Aflac, Inc.	61,700	4,285,682
Lincoln National Corp.	23,400	1,072,890
Marsh & McLennan Companies, Inc.	60,100	3,970,807
Principal Financial Group, Inc.	68,500	3,052,360
Prudential Financial, Inc.	56,500	4,477,625
Unum Group	16,200	598,104
Total		17,457,468
Real Estate Investment Trusts (REITs) 2.6%
Digital Realty Trust, Inc.	27,300	2,605,785
Public Storage	16,500	4,186,215
Realty Income Corp.	56,700	3,407,103
Simon Property Group, Inc.	7,400	1,462,536
Total		11,661,639
TOTAL FINANCIALS		71,084,976
HEALTH CARE 14.9%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc. (a)	15,100	2,278,590
Amgen, Inc.	8,600	1,358,370
Biogen, Inc. (a)	11,400	3,302,922
Celgene Corp. (a)	33,000	3,482,160
Gilead Sciences, Inc.	19,300	1,680,258
Vertex Pharmaceuticals, Inc. (a)	25,300	2,356,695
Total		14,458,995
Health Care Equipment & Supplies 2.1%
CR Bard, Inc.	18,000	3,942,720
DENTSPLY SIRONA, Inc.	63,700	3,959,592
Hologic, Inc. (a)	42,000	1,445,220
Total		9,347,532
Health Care Providers & Services 3.3%
Aetna, Inc.	35,400	4,008,342
AmerisourceBergen Corp.	29,900	2,241,902
CIGNA Corp.	29,500	3,779,245
Express Scripts Holding Co. (a)	59,400	4,487,670
Total		14,517,159

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 6.3%
Johnson & Johnson	99,300	$11,190,117
Mallinckrodt PLC (a)	10,200	646,272
Merck & Co., Inc.	129,400	7,280,044
Pfizer, Inc.	255,200	8,855,440
Total		27,971,873
TOTAL HEALTH CARE		66,295,559
INDUSTRIALS 10.1%
Aerospace & Defense 3.5%
Boeing Co. (The)	41,400	5,222,610
Honeywell International, Inc.	10,300	1,172,449
Lockheed Martin Corp.	21,100	4,984,453
Raytheon Co.	32,300	4,188,341
Total		15,567,853
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	39,000	4,020,510
Airlines 1.6%
Delta Air Lines, Inc.	94,200	4,093,932
United Continental Holdings, Inc. (a)	70,900	3,196,881
Total		7,290,813
Commercial Services & Supplies 0.1%
Waste Management, Inc.	9,400	572,930
Electrical Equipment 0.9%
Eaton Corp. PLC	64,800	3,993,624
Industrial Conglomerates 1.2%
3M Co.	10,000	1,683,200
General Electric Co.	115,700	3,497,611
Total		5,180,811
Machinery 1.1%
Illinois Tool Works, Inc.	44,600	4,728,938
Professional Services 0.8%
Robert Half International, Inc.	88,200	3,668,238
TOTAL INDUSTRIALS		45,023,717

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 20.4%
Communications Equipment 2.3%
Cisco Systems, Inc.	254,000	7,378,700
F5 Networks, Inc. (a)	24,700	$2,721,940
Total		10,100,640
Internet Software & Services 4.7%
Alphabet, Inc., Class A (a)	9,025	6,758,371
Facebook, Inc., Class A (a)	86,600	10,288,946
VeriSign, Inc. (a)	45,700	3,905,522
Total		20,952,839
IT Services 3.0%
MasterCard, Inc., Class A	62,600	6,003,340
Visa, Inc., Class A	91,300	7,207,222
Total		13,210,562
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	84,200	2,659,878
QUALCOMM, Inc.	99,700	5,475,524
Total		8,135,402
Software 4.9%
Adobe Systems, Inc. (a)	45,400	4,515,938
Electronic Arts, Inc. (a)	58,100	4,459,175
Microsoft Corp. (b)	152,300	8,071,900
Oracle Corp.	22,400	900,480
Red Hat, Inc. (a)	51,300	3,973,698
Total		21,921,191
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	166,475	16,624,194
TOTAL INFORMATION TECHNOLOGY		90,944,828
MATERIALS 2.5%
Chemicals 2.5%
Dow Chemical Co. (The)	90,300	4,637,808
LyondellBasell Industries NV, Class A	47,600	3,872,736
Mosaic Co. (The)	112,700	2,843,421
Total		11,353,965
TOTAL MATERIALS		11,353,965

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	52,400	$2,051,460
CenturyLink, Inc.	91,400	2,478,768
Verizon Communications, Inc.	161,100	8,199,990
Total		12,730,218
TOTAL TELECOMMUNICATION SERVICES		12,730,218
UTILITIES 3.4%
Electric Utilities 1.6%
Entergy Corp.	50,600	3,841,552
Pinnacle West Capital Corp.	47,300	3,480,807
Total		7,322,359
Independent Power and Renewable Electricity Producers 0.9%
AES Corp. (The)	354,300	3,929,187
Multi-Utilities 0.9%
Public Service Enterprise Group, Inc.	92,100	4,121,475
TOTAL UTILITIES		15,373,021
Total Common Stocks (Cost: $356,642,484)		$438,659,630

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.434% (c)(d)	5,995,564	$5,995,564
Total Money Market Funds (Cost: $5,995,564)		$5,995,564
Total Investments
(Cost: $362,638,048) (e)		$444,655,194(f)
Other Assets & Liabilities, Net		942,593
Net Assets		$445,597,787

At May 31, 2016, securities totaling $482,300 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at May 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	14	USD	7,332,150	06/2016	163,976	—

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,848,224	24,054,691	(26,907,351)	5,995,564	6,738	5,995,564

(e)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $362,638,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$92,533,000
Unrealized Depreciation	(10,516,000)
Net Unrealized Appreciation	$82,017,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	53,532,792	—	—	53,532,792
Consumer Staples	43,075,666	—	—	43,075,666
Energy	29,244,888	—	—	29,244,888
Financials	71,084,976	—	—	71,084,976
Health Care	66,295,559	—	—	66,295,559
Industrials	45,023,717	—	—	45,023,717
Information Technology	90,944,828	—	—	90,944,828
Materials	11,353,965	—	—	11,353,965
Telecommunication Services	12,730,218	—	—	12,730,218
Utilities	15,373,021	—	—	15,373,021
Total Common Stocks	438,659,630	—	—	438,659,630
Investments measured at net asset value
Money Market Funds	—	—	—	5,995,564
Total Investments	438,659,630	—	—	444,655,194
Derivatives
Assets
Futures Contracts	163,976	—	—	163,976
Total	438,823,606	—	—	444,819,170

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Large Cap Index Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%
CONSUMER DISCRETIONARY 12.4%
Auto Components 0.3%
BorgWarner, Inc.	41,655	$1,417,520
Delphi Automotive PLC	52,876	3,593,453
Goodyear Tire & Rubber Co. (The)	50,877	1,423,030
Johnson Controls, Inc.	123,503	5,452,657
Total		11,886,660
Automobiles 0.6%
Ford Motor Co.	742,760	10,019,833
General Motors Co.	267,772	8,375,908
Harley-Davidson, Inc.	35,057	1,626,294
Total		20,022,035
Distributors 0.1%
Genuine Parts Co.	28,489	2,761,154
LKQ Corp. (a)	58,340	1,929,304
Total		4,690,458
Diversified Consumer Services —%
H&R Block, Inc.	44,955	960,239
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	85,853	4,098,622
Chipotle Mexican Grill, Inc. (a)	5,720	2,528,011
Darden Restaurants, Inc.	21,984	1,491,175
Interval Leisure Group, Inc.	1	14
Marriott International, Inc., Class A	36,224	2,392,233
McDonald’s Corp.	171,772	20,966,490
Royal Caribbean Cruises Ltd.	32,307	2,500,239
Starbucks Corp.	281,606	15,457,353
Starwood Hotels & Resorts Worldwide, Inc.	32,148	2,360,628
Wyndham Worldwide Corp.	21,432	1,444,303
Wynn Resorts Ltd.	15,508	1,491,559
Yum! Brands, Inc.	77,869	6,392,266
Total		61,122,893
Household Durables 0.5%
D.R. Horton, Inc.	62,693	1,915,898
Garmin Ltd.	22,413	953,001
Harman International Industries, Inc.	13,550	1,060,152
Leggett & Platt, Inc.	25,850	1,299,221
Lennar Corp., Class A	34,318	1,563,871
Mohawk Industries, Inc. (a)	12,118	2,383,490
Newell Brands, Inc.	86,935	4,145,930
PulteGroup, Inc.	60,536	1,135,655
Whirlpool Corp.	14,718	2,570,057
Total		17,027,275

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail 2.2%
Amazon.com, Inc. (a)	73,560	$53,168,432
Expedia, Inc.	22,573	2,511,021
Netflix, Inc. (a)	81,559	8,365,507
Priceline Group, Inc. (The) (a)	9,454	11,952,976
TripAdvisor, Inc. (a)	21,702	1,470,093
Total		77,468,029
Leisure Products 0.1%
Hasbro, Inc.	21,394	1,867,482
Mattel, Inc.	64,777	2,065,091
Total		3,932,573
Media 2.8%
21st Century Fox, Inc., Class A	213,275	6,159,382
21st Century Fox, Inc., Class B	82,152	2,402,124
Cablevision Systems Corp., Class A	42,395	1,470,259
CBS Corp., Class B Non Voting	80,366	4,436,203
Charter Communications, Inc., Class A (a)	1	107
Comcast Corp., Class A	463,512	29,340,310
Discovery Communications, Inc., Class A (a)	28,591	796,259
Discovery Communications, Inc., Class C (a)	45,345	1,213,886
Interpublic Group of Companies, Inc. (The)	76,612	1,831,027
News Corp., Class A	72,392	865,808
News Corp., Class B	20,538	253,439
Omnicom Group, Inc.	45,647	3,803,764
Scripps Networks Interactive, Inc., Class A	18,070	1,162,624
TEGNA, Inc.	41,860	961,106
Time Warner, Inc.	150,540	11,389,856
Viacom, Inc., Class B	66,007	2,928,730
Walt Disney Co. (The)	285,971	28,374,043
Total		97,388,927
Multiline Retail 0.6%
Dollar General Corp.	55,431	4,983,247
Dollar Tree, Inc. (a)	44,733	4,050,126
Kohl’s Corp.	36,160	1,303,206
Macy’s, Inc.	59,122	1,963,442
Nordstrom, Inc.	24,463	929,105
Target Corp.	114,730	7,891,129
Total		21,120,255
Specialty Retail 2.6%
Advance Auto Parts, Inc.	13,968	2,148,837
AutoNation, Inc. (a)	14,095	710,952

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
AutoZone, Inc. (a)	5,757	$4,387,985
Bed Bath & Beyond, Inc. (a)	31,166	1,394,679
Best Buy Co., Inc.	53,672	1,726,628
CarMax, Inc. (a)	37,289	2,000,928
Foot Locker, Inc.	26,140	1,461,749
Gap, Inc. (The)	43,111	775,567
Home Depot, Inc. (The)	241,550	31,913,586
L Brands, Inc.	48,525	3,326,389
Lowe’s Companies, Inc.	174,340	13,969,864
O’Reilly Automotive, Inc. (a)	18,512	4,895,128
Ross Stores, Inc.	77,157	4,120,184
Signet Jewelers Ltd.	15,151	1,499,494
Staples, Inc.	123,025	1,082,620
Tiffany & Co.	21,247	1,316,464
TJX Companies, Inc. (The)	127,554	9,709,410
Tractor Supply Co.	25,476	2,448,244
Ulta Salon Cosmetics & Fragrance, Inc. (a)	12,120	2,824,081
Urban Outfitters, Inc. (a)	16,542	471,943
Total		92,184,732
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	52,909	2,085,673
Hanesbrands, Inc.	74,619	2,019,936
Michael Kors Holdings Ltd. (a)	34,187	1,460,469
Nike, Inc., Class B	257,172	14,201,038
PVH Corp.	15,612	1,464,405
Ralph Lauren Corp.	11,075	1,044,705
Under Armour, Inc., Class A (a)	34,612	1,305,911
Under Armour, Inc., Class C (a)	34,612	1,210,382
VF Corp.	64,698	4,031,979
Total		28,824,498
TOTAL CONSUMER DISCRETIONARY		436,628,574
CONSUMER STAPLES 10.0%
Beverages 2.3%
Brown-Forman Corp., Class B	19,149	1,877,942
Coca-Cola Co. (The)	742,350	33,108,810
Constellation Brands, Inc., Class A	33,511	5,132,210
Dr. Pepper Snapple Group, Inc.	35,695	3,262,523
Molson Coors Brewing Co., Class B	35,020	3,473,283
Monster Beverage Corp. (a)	28,607	4,291,050
PepsiCo, Inc.	275,370	27,859,183
Total		79,005,001
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	83,788	12,465,141

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
CVS Health Corp.	209,284	$20,185,442
Kroger Co. (The)	185,703	6,640,739
SYSCO Corp.	100,036	4,812,732
Wal-Mart Stores, Inc.	298,908	21,156,708
Walgreens Boots Alliance, Inc.	164,419	12,726,031
Whole Foods Market, Inc.	61,849	2,000,815
Total		79,987,608
Food Products 1.7%
Archer-Daniels-Midland Co.	113,421	4,851,016
Campbell Soup Co.	34,254	2,074,765
ConAgra Foods, Inc.	82,706	3,779,664
General Mills, Inc.	113,040	7,096,651
Hershey Co. (The)	27,327	2,537,312
Hormel Foods Corp.	51,488	1,771,702
JM Smucker Co. (The)	22,799	2,944,491
Kellogg Co.	48,043	3,572,958
Kraft Heinz Co. (The)	113,284	9,424,096
McCormick & Co., Inc.	21,976	2,133,210
Mead Johnson Nutrition Co.	35,526	2,923,079
Mondelez International, Inc., Class A	298,893	13,297,750
Tyson Foods, Inc., Class A	55,844	3,561,731
Total		59,968,425
Household Products 1.9%
Church & Dwight Co., Inc.	24,710	2,433,441
Clorox Co. (The)	24,662	3,170,053
Colgate-Palmolive Co.	170,085	11,975,685
Kimberly-Clark Corp.	68,757	8,734,889
Procter & Gamble Co. (The)	505,352	40,953,726
Total		67,267,794
Personal Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	42,278	3,880,275
Tobacco 1.7%
Altria Group, Inc.	373,014	23,738,611
Philip Morris International, Inc.	295,178	29,128,165
Reynolds American, Inc.	157,721	7,838,734
Total		60,705,510
TOTAL CONSUMER STAPLES		350,814,613
ENERGY 7.1%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	83,417	3,868,880
Diamond Offshore Drilling, Inc.	12,286	317,225

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
FMC Technologies, Inc. (a)	43,232	$1,177,207
Halliburton Co.	163,525	6,897,485
Helmerich & Payne, Inc.	20,575	1,258,161
National Oilwell Varco, Inc.	71,593	2,358,989
Schlumberger Ltd.	264,894	20,211,412
Transocean Ltd.	65,211	638,416
Total		36,727,775
Oil, Gas & Consumable Fuels 6.0%
Anadarko Petroleum Corp.	96,862	5,023,263
Apache Corp.	72,073	4,118,251
Cabot Oil & Gas Corp.	87,268	2,091,814
Chesapeake Energy Corp. (a)	98,581	422,913
Chevron Corp.	358,772	36,235,972
Cimarex Energy Co.	18,069	2,101,063
Columbia Pipeline Group, Inc.	76,177	1,945,561
Concho Resources, Inc. (a)	24,600	2,984,964
ConocoPhillips	235,512	10,313,071
Devon Energy Corp.	97,221	3,508,706
EOG Resources, Inc.	104,758	8,523,111
EQT Corp.	32,416	2,374,472
Exxon Mobil Corp. (b)	791,167	70,429,686
Hess Corp.	50,450	3,023,469
Kinder Morgan, Inc.	348,621	6,303,068
Marathon Oil Corp.	160,729	2,100,728
Marathon Petroleum Corp.	100,827	3,511,804
Murphy Oil Corp.	30,812	952,399
Newfield Exploration Co. (a)	37,751	1,539,108
Noble Energy, Inc.	81,703	2,920,882
Occidental Petroleum Corp.	145,526	10,978,481
ONEOK, Inc.	40,008	1,730,346
Phillips 66	89,436	7,187,077
Pioneer Natural Resources Co.	31,107	4,987,074
Range Resources Corp.	32,305	1,375,870
Southwestern Energy Co. (a)	74,239	1,014,847
Spectra Energy Corp.	127,931	4,075,882
Tesoro Corp.	22,724	1,774,290
Valero Energy Corp.	89,614	4,901,886
Williams Companies, Inc. (The)	130,042	2,881,731
Total		211,331,789
TOTAL ENERGY		248,059,564
FINANCIALS 16.2%
Banks 5.6%
Bank of America Corp.	1,967,200	29,094,888
BB&T Corp.	154,637	5,624,148

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Citigroup, Inc.	561,662	$26,156,600
Citizens Financial Group, Inc.	100,560	2,368,188
Comerica, Inc.	33,321	1,569,419
Fifth Third Bancorp	149,214	2,815,668
Huntington Bancshares, Inc.	151,465	1,582,809
JPMorgan Chase & Co.	699,246	45,639,787
KeyCorp	159,200	2,040,944
M&T Bank Corp.	30,307	3,621,687
People’s United Financial, Inc.	59,148	939,270
PNC Financial Services Group, Inc. (The)	95,468	8,567,298
Regions Financial Corp.	245,353	2,411,820
SunTrust Banks, Inc.	96,210	4,215,922
U.S. Bancorp	311,127	13,322,458
Wells Fargo & Co.	880,146	44,641,005
Zions Bancorporation	38,960	1,091,659
Total		195,703,570
Capital Markets 1.9%
Affiliated Managers Group, Inc. (a)	10,290	1,785,521
Ameriprise Financial, Inc. (c)	32,194	3,273,164
Bank of New York Mellon Corp. (The)	204,962	8,620,702
BlackRock, Inc.	24,049	8,750,229
Charles Schwab Corp. (The)	228,935	7,000,832
E*TRADE Financial Corp. (a)	53,865	1,502,295
Franklin Resources, Inc.	71,128	2,656,631
Goldman Sachs Group, Inc. (The)	74,830	11,933,888
Invesco Ltd.	79,331	2,490,993
Legg Mason, Inc.	20,524	708,078
Morgan Stanley	291,050	7,966,038
Northern Trust Corp.	41,007	3,038,619
State Street Corp.	76,210	4,805,802
T. Rowe Price Group, Inc.	47,282	3,643,551
Total		68,176,343
Consumer Finance 0.8%
American Express Co.	156,115	10,266,122
Capital One Financial Corp.	100,471	7,358,496
Discover Financial Services	78,907	4,482,707
Navient Corp.	65,317	895,496
Synchrony Financial (a)	158,858	4,956,370
Total		27,959,191
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc., Class B (a)	356,943	50,164,769
CME Group, Inc.	64,474	6,311,360
Intercontinental Exchange, Inc.	22,646	6,139,783
Leucadia National Corp.	63,489	1,149,151

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
Moody’s Corp.	32,303	$3,186,368
Nasdaq, Inc.	21,856	1,442,715
S&P Global, Inc.	50,541	5,650,989
Total		74,045,135
Insurance 2.7%
Aflac, Inc.	80,016	5,557,911
Allstate Corp. (The)	72,074	4,865,716
American International Group, Inc.	218,991	12,675,199
Aon PLC	51,457	5,622,706
Arthur J Gallagher & Co.	33,730	1,630,171
Assurant, Inc.	12,346	1,078,917
Chubb Ltd.	87,799	11,116,231
Cincinnati Financial Corp.	28,175	1,946,893
Hartford Financial Services Group, Inc. (The)	75,570	3,413,497
Lincoln National Corp.	45,905	2,104,744
Loews Corp.	51,026	2,065,532
Marsh & McLennan Companies, Inc.	99,301	6,560,817
MetLife, Inc.	208,931	9,516,807
Principal Financial Group, Inc.	51,672	2,302,504
Progressive Corp. (The)	111,321	3,706,989
Prudential Financial, Inc.	84,974	6,734,190
Torchmark Corp.	21,485	1,324,121
Travelers Companies, Inc. (The)	56,199	6,414,554
Unum Group	45,503	1,679,971
Willis Towers Watson PLC	26,327	3,370,383
XL Group PLC	55,595	1,909,688
Total		95,597,541
Real Estate Investment Trusts (REITs) 3.0%
American Tower Corp.	80,756	8,542,370
Apartment Investment & Management Co., Class A	29,832	1,272,335
AvalonBay Communities, Inc.	26,098	4,694,508
Boston Properties, Inc.	29,262	3,676,185
Crown Castle International Corp.	63,589	5,774,517
Digital Realty Trust, Inc.	27,950	2,667,828
Equinix, Inc.	13,123	4,750,526
Equity Residential	69,567	4,814,732
Essex Property Trust, Inc.	12,463	2,831,967
Extra Space Storage, Inc.	23,820	2,214,545
Federal Realty Investment Trust	13,270	2,032,831
General Growth Properties, Inc.	110,951	2,981,253
HCP, Inc.	88,694	2,915,372
Host Hotels & Resorts, Inc.	143,319	2,207,113
Iron Mountain, Inc.	45,932	1,687,542

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	78,821	$2,221,176
Macerich Co. (The)	24,152	1,843,281
ProLogis, Inc.	99,976	4,751,859
Public Storage	28,061	7,119,356
Realty Income Corp.	47,709	2,866,834
Simon Property Group, Inc.	58,952	11,651,273
SL Green Realty Corp.	19,063	1,932,226
UDR, Inc.	50,890	1,833,567
Ventas, Inc.	64,029	4,247,044
Vornado Realty Trust	33,774	3,226,092
Welltower, Inc.	67,659	4,662,382
Weyerhaeuser Co.	142,343	4,483,804
Total		103,902,518
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	55,402	1,653,750
TOTAL FINANCIALS		567,038,048
HEALTH CARE 14.6%
Biotechnology 3.3%
AbbVie, Inc.	306,971	19,317,685
Alexion Pharmaceuticals, Inc. (a)	42,918	6,476,326
Amgen, Inc.	143,283	22,631,550
Baxalta, Inc.	129,758	5,868,954
Biogen, Inc. (a)	41,660	12,070,152
Celgene Corp. (a)	148,920	15,714,038
Gilead Sciences, Inc.	260,410	22,671,295
Regeneron Pharmaceuticals, Inc. (a)	14,872	5,932,887
Vertex Pharmaceuticals, Inc. (a)	46,943	4,372,741
Total		115,055,628
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	280,677	11,123,229
Baxter International, Inc.	104,379	4,504,998
Becton Dickinson and Co.	40,355	6,717,090
Boston Scientific Corp. (a)	256,881	5,833,767
CR Bard, Inc.	14,051	3,077,731
DENTSPLY SIRONA, Inc.	45,964	2,857,122
Edwards Lifesciences Corp. (a)	40,887	4,027,369
Hologic, Inc. (a)	47,000	1,617,270
Intuitive Surgical, Inc. (a)	7,121	4,519,770
Medtronic PLC	267,893	21,560,029
St. Jude Medical, Inc.	54,033	4,234,026
Stryker Corp.	59,691	6,635,252
Varian Medical Systems, Inc. (a)	18,199	1,506,695

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	34,097	$4,163,585
Total		82,377,933
Health Care Providers & Services 2.7%
Aetna, Inc.	66,608	7,542,024
AmerisourceBergen Corp.	36,489	2,735,945
Anthem, Inc.	49,792	6,580,511
Cardinal Health, Inc.	62,741	4,953,402
Centene Corp. (a)	32,350	2,017,023
CIGNA Corp.	48,725	6,242,160
DaVita HealthCare Partners, Inc. (a)	31,567	2,440,760
Express Scripts Holding Co. (a)	120,573	9,109,290
Five Star Quality Care, Inc. (a)(d)(e)	—	—
HCA Holdings, Inc. (a)	58,234	4,543,417
Henry Schein, Inc. (a)	15,614	2,712,620
Humana, Inc.	28,258	4,874,788
Laboratory Corp. of America Holdings (a)	19,377	2,479,287
McKesson Corp.	43,545	7,974,831
Patterson Companies, Inc.	15,917	776,909
Quest Diagnostics, Inc.	27,194	2,098,561
UnitedHealth Group, Inc.	181,122	24,210,578
Universal Health Services, Inc., Class B	17,220	2,322,289
Total		93,614,395
Health Care Technology 0.1%
Cerner Corp. (a)	57,657	3,206,306
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	62,450	2,865,830
Illumina, Inc. (a)	28,002	4,055,530
PerkinElmer, Inc.	20,921	1,145,425
Thermo Fisher Scientific, Inc.	75,498	11,458,331
Waters Corp. (a)	15,485	2,129,962
Total		21,655,078
Pharmaceuticals 5.6%
Allergan PLC (a)	75,196	17,727,457
Bristol-Myers Squibb Co.	318,056	22,804,615
Eli Lilly & Co.	185,437	13,913,338
Endo International PLC (a)	38,947	615,752
Johnson & Johnson	525,699	59,241,020
Mallinckrodt PLC (a)	21,322	1,350,962
Merck & Co., Inc.	528,730	29,746,350
Mylan NV (a)	78,525	3,403,274
Perrigo Co. PLC	27,893	2,673,265

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Pfizer, Inc.	1,152,269	$39,983,734
Zoetis, Inc.	87,136	4,131,989
Total		195,591,756
TOTAL HEALTH CARE		511,501,096
INDUSTRIALS 9.9%
Aerospace & Defense 2.5%
Boeing Co. (The)	118,643	14,966,814
General Dynamics Corp.	55,721	7,905,138
Honeywell International, Inc.	146,564	16,683,380
L-3 Communications Holdings, Inc.	14,824	2,034,001
Lockheed Martin Corp.	50,049	11,823,075
Northrop Grumman Corp.	34,471	7,330,948
Raytheon Co.	56,967	7,386,911
Rockwell Collins, Inc.	24,979	2,208,144
Textron, Inc.	51,660	1,966,180
United Technologies Corp.	148,202	14,906,157
Total		87,210,748
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	27,287	2,045,979
Expeditors International of Washington, Inc.	34,695	1,684,442
FedEx Corp.	48,834	8,056,145
United Parcel Service, Inc., Class B	131,487	13,554,995
Total		25,341,561
Airlines 0.5%
Alaska Air Group, Inc.	23,770	1,578,328
American Airlines Group, Inc.	114,885	3,665,981
Delta Air Lines, Inc.	148,315	6,445,770
Southwest Airlines Co.	121,561	5,163,911
United Continental Holdings, Inc. (a)	64,177	2,893,741
Total		19,747,731
Building Products 0.1%
Allegion PLC	18,305	1,238,150
Masco Corp.	63,621	2,076,590
Total		3,314,740
Commercial Services & Supplies 0.4%
Cintas Corp.	16,691	1,582,307
Pitney Bowes, Inc.	36,491	679,827
Republic Services, Inc.	45,333	2,188,677
Stericycle, Inc. (a)	16,194	1,586,850
Tyco International PLC	80,901	3,448,001

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
Waste Management, Inc.	78,957	$4,812,429
Total		14,298,091
Construction & Engineering 0.1%
Fluor Corp.	26,465	1,396,823
Jacobs Engineering Group, Inc. (a)	23,344	1,183,307
Quanta Services, Inc. (a)	28,774	691,439
Total		3,271,569
Electrical Equipment 0.5%
Acuity Brands, Inc.	8,340	2,160,394
AMETEK, Inc.	44,878	2,146,066
Eaton Corp. PLC	87,430	5,388,311
Emerson Electric Co.	122,527	6,373,854
Rockwell Automation, Inc.	25,037	2,905,544
Total		18,974,169
Industrial Conglomerates 2.5%
3M Co.	115,266	19,401,573
Danaher Corp.	113,898	11,203,008
General Electric Co.	1,777,634	53,737,876
Roper Technologies, Inc.	19,252	3,293,632
Total		87,636,089
Machinery 1.3%
Caterpillar, Inc.	110,942	8,044,405
Cummins, Inc.	30,886	3,535,520
Deere & Co.	57,067	4,696,044
Dover Corp.	29,536	1,971,528
Flowserve Corp.	24,779	1,192,613
Illinois Tool Works, Inc.	62,373	6,613,409
Ingersoll-Rand PLC	48,938	3,269,548
PACCAR, Inc.	66,939	3,731,849
Parker-Hannifin Corp.	25,738	2,955,752
Pentair PLC	34,758	2,093,822
Snap-On, Inc.	11,065	1,790,538
Stanley Black & Decker, Inc.	29,023	3,284,823
Xylem, Inc.	34,009	1,518,842
Total		44,698,693
Professional Services 0.3%
Dun & Bradstreet Corp. (The)	6,887	873,960
Equifax, Inc.	22,611	2,842,881
Nielsen Holdings PLC	68,948	3,681,134
Robert Half International, Inc.	24,984	1,039,084
Verisk Analytics, Inc. (a)	29,448	2,337,877
Total		10,774,936

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.8%
CSX Corp.	183,500	$4,849,905
JB Hunt Transport Services, Inc.	16,976	1,404,255
Kansas City Southern	20,671	1,924,470
Norfolk Southern Corp.	56,808	4,775,281
Ryder System, Inc.	10,194	709,706
Union Pacific Corp.	161,254	13,575,974
Total		27,239,591
Trading Companies & Distributors 0.2%
Fastenal Co.	54,967	2,530,131
United Rentals, Inc. (a)	17,331	1,207,451
WW Grainger, Inc.	10,816	2,469,833
Total		6,207,415
TOTAL INDUSTRIALS		348,715,333
INFORMATION TECHNOLOGY 20.2%
Communications Equipment 1.0%
Cisco Systems, Inc.	958,695	27,850,090
F5 Networks, Inc. (a)	13,096	1,443,179
Harris Corp.	23,746	1,870,473
Juniper Networks, Inc.	67,059	1,569,851
Motorola Solutions, Inc.	30,227	2,093,824
Total		34,827,417
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	58,685	3,445,983
Corning, Inc.	212,013	4,428,952
FLIR Systems, Inc.	26,206	816,317
TE Connectivity Ltd.	70,434	4,226,040
Total		12,917,292
Internet Software & Services 4.3%
Akamai Technologies, Inc. (a)	33,669	1,837,654
Alphabet, Inc., Class A (a)	55,746	41,745,392
Alphabet, Inc., Class C (a)	56,616	41,653,523
eBay, Inc. (a)	206,599	5,053,412
Facebook, Inc., Class A (a)	437,226	51,946,821
VeriSign, Inc. (a)	18,355	1,568,618
Yahoo!, Inc. (a)	165,957	6,296,409
Total		150,101,829
IT Services 3.8%
Accenture PLC, Class A	119,629	14,232,262
Alliance Data Systems Corp. (a)	11,286	2,507,636
Automatic Data Processing, Inc.	87,148	7,655,080
Cognizant Technology Solutions Corp., Class A (a)	116,048	7,129,989

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
CSRA, Inc.	25,964	$643,128
Fidelity National Information Services, Inc.	52,603	3,906,825
Fiserv, Inc. (a)	42,478	4,474,208
Global Payments, Inc.	29,340	2,279,425
International Business Machines Corp.	168,417	25,892,430
MasterCard, Inc., Class A	186,803	17,914,408
Paychex, Inc.	61,206	3,318,589
PayPal Holdings, Inc. (a)	211,972	8,010,422
Teradata Corp. (a)	25,343	718,221
Total System Services, Inc.	32,106	1,724,092
Visa, Inc., Class A	365,626	28,862,516
Western Union Co. (The)	95,620	1,859,809
Xerox Corp.	181,397	1,808,528
Total		132,937,568
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	59,065	3,455,302
Applied Materials, Inc.	215,418	5,260,508
Broadcom Ltd.	70,647	10,905,071
First Solar, Inc. (a)	14,543	722,060
Intel Corp.	899,999	28,430,968
KLA-Tencor Corp.	29,661	2,163,177
Lam Research Corp.	30,275	2,507,073
Linear Technology Corp.	45,597	2,157,650
Microchip Technology, Inc.	40,671	2,101,877
Micron Technology, Inc. (a)	197,648	2,514,083
NVIDIA Corp.	97,372	4,549,220
Qorvo, Inc. (a)	24,594	1,253,556
QUALCOMM, Inc.	284,803	15,641,381
Skyworks Solutions, Inc.	36,513	2,437,608
Texas Instruments, Inc.	191,519	11,606,051
Xilinx, Inc.	48,686	2,307,229
Total		98,012,814
Software 4.2%
Activision Blizzard, Inc.	96,615	3,793,105
Adobe Systems, Inc. (a)	94,941	9,443,781
Autodesk, Inc. (a)	42,924	2,501,181
CA, Inc.	56,370	1,821,878
Citrix Systems, Inc. (a)	29,339	2,491,468
Electronic Arts, Inc. (a)	58,927	4,522,647
Intuit, Inc.	48,928	5,218,661
Microsoft Corp.	1,506,851	79,863,103
Oracle Corp.	600,298	24,131,980
Red Hat, Inc. (a)	34,791	2,694,911

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Salesforce.com, Inc. (a)	120,147	$10,057,505
Symantec Corp.	116,161	2,016,555
Total		148,556,775
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	1,056,332	105,485,314
EMC Corp.	370,945	10,367,913
Hewlett Packard Enterprise Co.	327,029	6,040,226
HP, Inc.	328,951	4,401,364
NetApp, Inc.	55,078	1,406,141
Seagate Technology PLC	56,476	1,274,099
Western Digital Corp.	53,492	2,489,527
Total		131,464,584
TOTAL INFORMATION TECHNOLOGY		708,818,279
MATERIALS 2.8%
Chemicals 2.0%
Air Products & Chemicals, Inc.	36,981	5,274,970
CF Industries Holdings, Inc.	44,407	1,228,298
Dow Chemical Co. (The)	212,823	10,930,589
Eastman Chemical Co.	28,161	2,065,891
Ecolab, Inc.	50,753	5,950,282
EI du Pont de Nemours & Co.	166,067	10,862,442
FMC Corp.	25,461	1,209,143
Ingevity Corp. (a)(e)	—	10
International Flavors & Fragrances, Inc.	15,217	1,962,993
LyondellBasell Industries NV, Class A	65,875	5,359,590
Monsanto Co.	83,898	9,436,008
Mosaic Co. (The)	67,156	1,694,346
PPG Industries, Inc.	50,826	5,472,944
Praxair, Inc.	54,268	5,961,882
Sherwin-Williams Co. (The)	14,946	4,350,631
Total		71,760,019
Construction Materials 0.2%
Martin Marietta Materials, Inc.	12,254	2,316,496
Vulcan Materials Co.	25,374	2,962,415
Total		5,278,911
Containers & Packaging 0.3%
Avery Dennison Corp.	17,034	1,266,989
Ball Corp.	27,003	1,952,317
International Paper Co.	78,329	3,302,350
Owens-Illinois, Inc. (a)	30,668	579,625
Sealed Air Corp.	37,341	1,734,116

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging (continued)
Westrock Co.	48,362	$1,915,619
Total		10,751,016
Metals & Mining 0.3%
Alcoa, Inc.	250,496	2,322,098
Freeport-McMoRan, Inc.	238,495	2,642,524
Newmont Mining Corp.	100,817	3,267,479
Nucor Corp.	60,576	2,938,542
Total		11,170,643
TOTAL MATERIALS		98,960,589
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	1,171,900	45,879,885
CenturyLink, Inc.	103,615	2,810,039
Frontier Communications Corp.	222,554	1,150,604
Level 3 Communications, Inc. (a)	55,065	2,970,756
Verizon Communications, Inc.	776,132	39,505,119
Total		92,316,403
TOTAL TELECOMMUNICATION SERVICES		92,316,403
UTILITIES 3.3%
Electric Utilities 2.0%
American Electric Power Co., Inc.	93,549	6,055,427
Duke Energy Corp.	131,148	10,259,708
Edison International	62,070	4,446,074
Entergy Corp.	34,004	2,581,584
Eversource Energy	60,427	3,337,987
Exelon Corp.	175,265	6,006,332
FirstEnergy Corp.	80,715	2,648,259
NextEra Energy, Inc.	87,750	10,540,530
PG&E Corp.	93,890	5,640,911
Pinnacle West Capital Corp.	21,146	1,556,134
PPL Corp.	128,383	4,947,881
Southern Co. (The)	173,912	8,598,209
Xcel Energy, Inc.	96,699	4,000,438
Total		70,619,474

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities —%
AGL Resources, Inc.	22,935	$1,509,123
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	125,686	1,393,858
NRG Energy, Inc.	59,996	982,734
Total		2,376,592
Multi-Utilities 1.1%
Ameren Corp.	46,229	2,290,647
CenterPoint Energy, Inc.	81,974	1,846,874
CMS Energy Corp.	52,805	2,208,305
Consolidated Edison, Inc.	55,929	4,097,358
Dominion Resources, Inc.	113,624	8,209,334
DTE Energy Co.	34,190	3,100,349
NiSource, Inc.	60,917	1,453,480
Public Service Enterprise Group, Inc.	96,479	4,317,435
SCANA Corp.	27,232	1,903,789
Sempra Energy	44,923	4,812,152
TECO Energy, Inc.	44,866	1,235,610
WEC Energy Group, Inc.	60,141	3,616,880
Total		39,092,213
Water Utilities 0.1%
American Water Works Co., Inc.	33,910	2,512,731
TOTAL UTILITIES		116,110,133
Total Common Stocks (Cost: $2,102,016,495)		$3,478,962,632

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.434% (c)(f)	27,293,747	$27,293,747
Total Money Market Funds (Cost: $27,293,747)		$27,293,747
Total Investments (Cost: $2,129,310,242) (g)		$3,506,256,379(h)
Other Assets & Liabilities, Net		4,947,152
Net Assets		$3,511,203,531

At May 31, 2016, securities totaling $2,265,559 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at May 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	62	USD	32,470,950	06/2016	1,074,058	—

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	955,898	—	(75,488)	28,239	908,649	24,146	3,273,164
Columbia Short-Term Cash Fund	28,155,791	91,146,813	(92,008,857)	—	27,293,747	32,474	27,293,747
Total	29,111,689	91,146,813	(92,084,345)	28,239	28,202,396	56,620	30,566,911

(d)	Negligible market value.
(e)	Represents fractional shares.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(g)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $2,129,310,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,524,271,000
Unrealized Depreciation	(147,325,000)
Net Unrealized Appreciation	$1,376,946,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	436,628,574	—	—	436,628,574
Consumer Staples	350,814,613	—	—	350,814,613
Energy	248,059,564	—	—	248,059,564
Financials	567,038,048	—	—	567,038,048
Health Care	511,501,096	—	—	511,501,096
Industrials	348,715,333	—	—	348,715,333
Information Technology	708,818,279	—	—	708,818,279
Materials	98,960,589	—	—	98,960,589
Telecommunication Services	92,316,403	—	—	92,316,403
Utilities	116,110,133	—	—	116,110,133
Total Common Stocks	3,478,962,632	—	—	3,478,962,632

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Money Market Funds	—	—	—	27,293,747
Total Investments	3,478,962,632	—	—	3,506,256,379
Derivatives
Assets
Futures Contracts	1,074,058	—	—	1,074,058
Total	3,480,036,690	—	—	3,507,330,437

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Large Cap Growth Fund II

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.1%
CONSUMER DISCRETIONARY 19.7%
Hotels, Restaurants & Leisure 1.9%
Norwegian Cruise Line Holdings Ltd. (a)	169,321	$7,858,188
Yum! Brands, Inc.	81,167	6,662,999
Total		14,521,187
Household Durables 1.3%
Newell Brands, Inc.	203,659	9,712,498
Internet & Catalog Retail 6.6%
Amazon.com, Inc. (a)	43,446	31,402,334
Ctrip.com International Ltd., ADR (a)	140,237	6,417,245
Expedia, Inc.	49,148	5,467,223
Priceline Group, Inc. (The) (a)	4,623	5,844,998
Total		49,131,800
Media 3.9%
Comcast Corp., Class A	342,603	21,686,770
DISH Network Corp., Class A (a)	141,020	7,036,898
Total		28,723,668
Multiline Retail 1.3%
Dollar General Corp.	105,504	9,484,810
Specialty Retail 4.2%
Lowe’s Companies, Inc.	240,500	19,271,265
TJX Companies, Inc. (The)	152,189	11,584,627
Total		30,855,892
Textiles, Apparel & Luxury Goods 0.5%
lululemon athletica, Inc. (a)	58,119	3,779,478
TOTAL CONSUMER DISCRETIONARY		146,209,333
CONSUMER STAPLES 10.6%
Beverages 4.6%
Constellation Brands, Inc., Class A	40,285	6,169,648
Molson Coors Brewing Co., Class B	107,400	10,651,932
PepsiCo, Inc.	168,213	17,018,109
Total		33,839,689
Food & Staples Retailing 3.2%
CVS Health Corp.	150,272	14,493,734
SYSCO Corp.	194,704	9,367,210
Total		23,860,944
Food Products 0.3%
Tyson Foods, Inc., Class A	39,899	2,544,758

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 2.5%
Philip Morris International, Inc.	186,574	$18,411,122
TOTAL CONSUMER STAPLES		78,656,513
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Hess Corp.	120,007	7,192,019
TOTAL ENERGY		7,192,019
FINANCIALS 4.2%
Banks 0.4%
First Republic Bank	44,338	3,210,515
Capital Markets 3.1%
Bank of New York Mellon Corp. (The)	255,325	10,738,969
BlackRock, Inc.	11,574	4,211,200
Goldman Sachs Group, Inc. (The)	24,613	3,925,281
Invesco Ltd.	125,467	3,939,664
Total		22,815,114
Real Estate Investment Trusts (REITs) 0.7%
Simon Property Group, Inc.	26,685	5,274,023
TOTAL FINANCIALS		31,299,652
HEALTH CARE 17.1%
Biotechnology 9.2%
AbbVie, Inc.	195,722	12,316,785
Alexion Pharmaceuticals, Inc. (a)	83,831	12,650,098
Biogen, Inc. (a)	42,075	12,190,390
BioMarin Pharmaceutical, Inc. (a)	60,002	5,379,179
Celgene Corp. (a)	118,542	12,508,552
Incyte Corp. (a)	46,144	3,895,015
Juno Therapeutics, Inc. (a)	37,898	1,645,910
Novavax, Inc. (a)	169,761	1,033,845
Vertex Pharmaceuticals, Inc. (a)	74,471	6,936,974
Total		68,556,748
Health Care Equipment & Supplies 3.7%
Edwards Lifesciences Corp. (a)	80,349	7,914,376
Medtronic PLC	136,943	11,021,173
Zimmer Biomet Holdings, Inc.	68,202	8,328,146
Total		27,263,695

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 0.6%
Aetna, Inc.	40,110	$4,541,655
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	74,601	11,322,194
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co.	215,881	15,478,668
TOTAL HEALTH CARE		127,162,960
INDUSTRIALS 7.8%
Aerospace & Defense 1.1%
Northrop Grumman Corp.	37,690	8,015,532
Air Freight & Logistics 2.1%
FedEx Corp.	93,086	15,356,397
Airlines 1.6%
Delta Air Lines, Inc.	269,762	11,723,857
Machinery 2.1%
Ingersoll-Rand PLC	119,771	8,001,901
Stanley Black & Decker, Inc.	70,079	7,931,541
Total		15,933,442
Road & Rail 0.9%
Kansas City Southern	70,972	6,607,493
TOTAL INDUSTRIALS		57,636,721
INFORMATION TECHNOLOGY 32.3%
Communications Equipment 1.0%
Palo Alto Networks, Inc. (a)	55,207	7,202,305
Internet Software & Services 9.1%
Alibaba Group Holding Ltd., ADR (a)	89,566	7,344,412
Alphabet, Inc., Class A (a)	29,862	22,362,159
Alphabet, Inc., Class C (a)	15,067	11,085,093
Facebook, Inc., Class A (a)	228,239	27,117,076
Total		67,908,740
IT Services 3.8%
PayPal Holdings, Inc. (a)	134,620	5,087,290

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Visa, Inc., Class A	296,072	$23,371,924
Total		28,459,214
Semiconductors & Semiconductor Equipment 4.2%
Broadcom Ltd.	83,772	12,931,046
NVIDIA Corp.	199,611	9,325,826
NXP Semiconductors NV (a)	91,964	8,689,678
Total		30,946,550
Software 10.6%
Electronic Arts, Inc. (a)	238,033	18,269,033
Microsoft Corp.	494,024	26,183,272
Red Hat, Inc. (a)	160,318	12,418,232
Salesforce.com, Inc. (a)	201,339	16,854,088
ServiceNow, Inc. (a)	69,909	5,007,581
Total		78,732,206
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	264,979	26,460,803
TOTAL INFORMATION TECHNOLOGY		239,709,818
MATERIALS 2.4%
Chemicals 2.4%
Eastman Chemical Co.	115,639	8,483,277
Sherwin-Williams Co. (The)	33,550	9,766,070
Total		18,249,347
TOTAL MATERIALS		18,249,347
Total Common Stocks (Cost: $655,581,837)		$706,116,363

	Shares	Value

Exchange-Traded Funds 3.9%
SPDR S&P 500 ETF Trust	44,158	$9,276,713
iShares Russell 1000 Growth Index Fund	194,619	19,617,595
Total Exchange-Traded Funds (Cost: $28,662,939)		$28,894,308

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.434% (b)(c)	8,677,574	8,677,574
Total Money Market Funds (Cost: $8,677,574)		$8,677,574

Total Investments
(Cost: $692,922,350) (d)	$743,688,245(e)
Other Assets & Liabilities, Net	(1,551,423)
Net Assets	$742,136,822

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	47,441,684	44,605,580	(83,369,690)	8,677,574	27,155	8,677,574

(d)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $692,922,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$63,781,000
Unrealized Depreciation	(13,015,000)
Net Unrealized Appreciation	$50,766,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)

Investments
Common Stocks
Consumer Discretionary	146,209,333	—	—	146,209,333
Consumer Staples	78,656,513	—	—	78,656,513
Energy	7,192,019	—	—	7,192,019
Financials	31,299,652	—	—	31,299,652
Health Care	127,162,960	—	—	127,162,960
Industrials	57,636,721	—	—	57,636,721
Information Technology	239,709,818	—	—	239,709,818
Materials	18,249,347	—	—	18,249,347
Total Common Stocks	706,116,363	—	—	706,116,363
Exchange-Traded Funds	28,894,308	—	—	28,894,308
Investments measured at net asset value
Money Market Funds	—	—	—	8,677,574
Total Investments	735,010,671	—	—	743,688,245

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Large Cap Growth Fund III

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.9%
CONSUMER DISCRETIONARY 20.3%
Hotels, Restaurants & Leisure 2.0%
Norwegian Cruise Line Holdings Ltd. (a)	146,928	$6,818,929
Yum! Brands, Inc.	70,410	5,779,957
Total		12,598,886
Household Durables 1.3%
Newell Brands, Inc.	178,673	8,520,915
Internet & Catalog Retail 6.6%
Amazon.com, Inc. (a)	38,446	27,788,384
Ctrip.com International Ltd., ADR (a)	109,349	5,003,810
Expedia, Inc.	36,549	4,065,711
Priceline Group, Inc. (The) (a)	4,508	5,699,600
Total		42,557,505
Media 3.9%
Comcast Corp., Class A	307,772	19,481,967
DISH Network Corp., Class A (a)	109,023	5,440,248
Total		24,922,215
Multiline Retail 1.3%
Dollar General Corp.	94,460	8,491,954
Specialty Retail 3.9%
Lowe’s Companies, Inc.	192,829	15,451,388
TJX Companies, Inc. (The)	122,060	9,291,207
Total		24,742,595
Textiles, Apparel & Luxury Goods 1.3%
lululemon athletica, Inc. (a)	36,947	2,402,664
Nike, Inc., Class B	110,906	6,124,229
Total		8,526,893
TOTAL CONSUMER DISCRETIONARY		130,360,963
CONSUMER STAPLES 10.8%
Beverages 4.7%
Constellation Brands, Inc., Class A	35,676	5,463,779
Molson Coors Brewing Co., Class B	96,629	9,583,664
PepsiCo, Inc.	147,609	14,933,603
Total		29,981,046
Food & Staples Retailing 3.3%
CVS Health Corp.	132,977	12,825,632
SYSCO Corp.	172,686	8,307,923
Total		21,133,555

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 0.3%
Tyson Foods, Inc., Class A	35,921	$2,291,042
Tobacco 2.5%
Philip Morris International, Inc.	160,231	15,811,595
TOTAL CONSUMER STAPLES		69,217,238
ENERGY 1.8%
Energy Equipment & Services 0.8%
Schlumberger Ltd.	71,284	5,438,969
Oil, Gas & Consumable Fuels 1.0%
Hess Corp.	104,264	6,248,542
TOTAL ENERGY		11,687,511
FINANCIALS 3.4%
Capital Markets 3.0%
Bank of New York Mellon Corp. (The)	218,860	9,205,252
BlackRock, Inc.	9,032	3,286,293
Goldman Sachs Group, Inc. (The)	16,172	2,579,110
Invesco Ltd.	121,519	3,815,697
Total		18,886,352
Real Estate Investment Trusts (REITs) 0.4%
Simon Property Group, Inc.	13,835	2,734,349
TOTAL FINANCIALS		21,620,701
HEALTH CARE 17.3%
Biotechnology 9.3%
AbbVie, Inc.	171,951	10,820,876
Alexion Pharmaceuticals, Inc. (a)	58,420	8,815,578
Biogen, Inc. (a)	36,965	10,709,869
BioMarin Pharmaceutical, Inc. (a)	53,098	4,760,236
Celgene Corp. (a)	118,864	12,542,529
Incyte Corp. (a)	40,895	3,451,947
Juno Therapeutics, Inc. (a)	33,611	1,459,726
Novavax, Inc. (a)	157,494	959,139
Vertex Pharmaceuticals, Inc. (a)	64,600	6,017,490
Total		59,537,390
Health Care Equipment & Supplies 3.7%
Edwards Lifesciences Corp. (a)	71,046	6,998,031
Medtronic PLC	120,311	9,682,629

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	60,335	$7,367,507
Total		24,048,167
Health Care Providers & Services 0.6%
Aetna, Inc.	35,517	4,021,590
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.	65,540	9,947,006
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co.	189,661	13,598,693
TOTAL HEALTH CARE		111,152,846
INDUSTRIALS 7.9%
Aerospace & Defense 1.1%
Northrop Grumman Corp.	33,341	7,090,630
Air Freight & Logistics 2.1%
FedEx Corp.	82,620	13,629,821
Airlines 1.6%
Delta Air Lines, Inc.	239,269	10,398,631
Machinery 2.2%
Ingersoll-Rand PLC	107,924	7,210,403
Stanley Black & Decker, Inc.	61,767	6,990,789
Total		14,201,192
Road & Rail 0.9%
Kansas City Southern	62,834	5,849,845
TOTAL INDUSTRIALS		51,170,119
INFORMATION TECHNOLOGY 33.4%
Communications Equipment 0.5%
Palo Alto Networks, Inc. (a)	27,356	3,568,864
Internet Software & Services 10.4%
Alibaba Group Holding Ltd., ADR (a)	80,190	6,575,580
Alphabet, Inc., Class A (a)	48,552	36,358,165
Facebook, Inc., Class A (a)	201,971	23,996,175
Total		66,929,920

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 4.0%
PayPal Holdings, Inc. (a)	120,350	$4,548,026
Visa, Inc., Class A	265,806	20,982,726
Total		25,530,752
Semiconductors & Semiconductor Equipment 4.3%
Broadcom Ltd.	71,141	10,981,325
NVIDIA Corp.	228,505	10,675,753
NXP Semiconductors NV (a)	63,284	5,979,705
Total		27,636,783
Software 10.6%
Electronic Arts, Inc. (a)	213,646	16,397,330
Microsoft Corp.	437,167	23,169,851
Red Hat, Inc. (a)	122,725	9,506,279
Salesforce.com, Inc. (a)	180,711	15,127,318
ServiceNow, Inc. (a)	54,799	3,925,252
Total		68,126,030
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	232,894	23,256,795
TOTAL INFORMATION TECHNOLOGY		215,049,144
MATERIALS 2.0%
Chemicals 2.0%
Eastman Chemical Co.	86,480	6,344,173
Sherwin-Williams Co. (The)	21,546	6,271,825
Total		12,615,998
TOTAL MATERIALS		12,615,998
Total Common Stocks (Cost: $548,631,601)		$622,874,520

	Shares	Value

Exchange-Traded Funds 2.5%
SPDR S&P 500 ETF Trust	30,629	6,434,540
iShares Russell 1000 Growth Index Fund	96,238	9,700,791
Total Exchange-Traded Funds (Cost: $15,821,157)		$16,135,331

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.434% (b)(c)	6,281,789	$6,281,789
Total Money Market Funds (Cost: $6,281,789)		$6,281,789

Total Investments (Cost: $570,734,547) (d)	$645,291,640(e)
Other Assets & Liabilities, Net	(2,331,616)
Net Assets	$642,960,024

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	28,592,349	60,601,930	(82,912,490)	6,281,789	18,631	6,281,789

(d)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $570,735,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$84,741,000
Unrealized Depreciation	(10,184,000)
Net Unrealized Appreciation	$74,557,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	130,360,963	—	—	130,360,963
Consumer Staples	69,217,238	—	—	69,217,238
Energy	11,687,511	—	—	11,687,511
Financials	21,620,701	—	—	21,620,701
Health Care	111,152,846	—	—	111,152,846
Industrials	51,170,119	—	—	51,170,119
Information Technology	215,049,144	—	—	215,049,144
Materials	12,615,998	—	—	12,615,998
Total Common Stocks	622,874,520	—	—	622,874,520
Exchange-Traded Funds	16,135,331	—	—	16,135,331
Investments measured at net asset value
Money Market Funds	—	—	—	6,281,789
Total Investments	639,009,851	—	—	645,291,640

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Large Cap Growth Fund V

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%
CONSUMER DISCRETIONARY 21.3%
Hotels, Restaurants & Leisure 2.1%
Norwegian Cruise Line Holdings Ltd. (a)	209,040	$9,701,546
Yum! Brands, Inc.	89,806	7,372,175
Total		17,073,721
Household Durables 1.3%
Newell Brands, Inc.	219,753	10,480,020
Internet & Catalog Retail 7.0%
Amazon.com, Inc. (a)	49,425	35,723,896
Ctrip.com International Ltd., ADR (a)	155,574	7,119,066
Expedia, Inc.	40,169	4,468,400
Priceline Group, Inc. (The) (a)	8,177	10,338,426
Total		57,649,788
Media 4.1%
Comcast Corp., Class A	394,220	24,954,126
DISH Network Corp., Class A (a)	175,559	8,760,394
Total		33,714,520
Multiline Retail 1.5%
Dollar General Corp.	134,222	12,066,558
Specialty Retail 4.4%
Lowe’s Companies, Inc.	275,196	22,051,455
TJX Companies, Inc. (The)	183,339	13,955,765
Total		36,007,220
Textiles, Apparel & Luxury Goods 0.9%
lululemon athletica, Inc. (a)	68,429	4,449,938
Nike, Inc., Class B	57,727	3,187,685
Total		7,637,623
TOTAL CONSUMER DISCRETIONARY		174,629,450
CONSUMER STAPLES 10.3%
Beverages 4.6%
Constellation Brands, Inc., Class A	45,874	7,025,603
Molson Coors Brewing Co., Class B	137,470	13,634,275
PepsiCo, Inc.	169,655	17,163,996
Total		37,823,874
Food & Staples Retailing 3.1%
CVS Health Corp.	146,766	14,155,581
SYSCO Corp.	222,916	10,724,489
Total		24,880,070

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 0.4%
Tyson Foods, Inc., Class A	51,068	$3,257,117
Tobacco 2.2%
Philip Morris International, Inc.	181,780	17,938,050
TOTAL CONSUMER STAPLES		83,899,111
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Hess Corp.	132,888	7,963,978
TOTAL ENERGY		7,963,978
FINANCIALS 4.0%
Capital Markets 3.2%
Bank of New York Mellon Corp. (The)	306,590	12,895,175
BlackRock, Inc.	12,937	4,707,128
Goldman Sachs Group, Inc. (The)	26,861	4,283,792
Invesco Ltd.	152,200	4,779,080
Total		26,665,175
Real Estate Investment Trusts (REITs) 0.8%
Simon Property Group, Inc.	31,593	6,244,041
TOTAL FINANCIALS		32,909,216
HEALTH CARE 17.7%
Biotechnology 9.6%
AbbVie, Inc.	218,872	13,773,615
Alexion Pharmaceuticals, Inc. (a)	81,896	12,358,106
Biogen, Inc. (a)	47,052	13,632,376
BioMarin Pharmaceutical, Inc. (a)	68,260	6,119,509
Celgene Corp. (a)	168,944	17,826,971
Incyte Corp. (a)	53,023	4,475,671
Juno Therapeutics, Inc. (a)	43,384	1,884,167
Novavax, Inc. (a)	180,340	1,098,271
Vertex Pharmaceuticals, Inc. (a)	82,458	7,680,963
Total		78,849,649
Health Care Equipment & Supplies 3.8%
Edwards Lifesciences Corp. (a)	91,892	9,051,362
Medtronic PLC	153,141	12,324,787
Zimmer Biomet Holdings, Inc.	77,616	9,477,690
Total		30,853,839

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 0.6%
Aetna, Inc.	45,777	$5,183,330
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.	83,425	12,661,412
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co.	241,415	17,309,456
TOTAL HEALTH CARE		144,857,686
INDUSTRIALS 8.2%
Aerospace & Defense 1.1%
Northrop Grumman Corp.	42,988	9,142,258
Air Freight & Logistics 2.2%
FedEx Corp.	108,971	17,976,946
Airlines 1.7%
Delta Air Lines, Inc.	313,806	13,638,009
Machinery 2.3%
Ingersoll-Rand PLC	153,497	10,255,134
Stanley Black & Decker, Inc.	79,110	8,953,670
Total		19,208,804
Road & Rail 0.9%
Kansas City Southern	80,788	7,521,363
TOTAL INDUSTRIALS		67,487,380
INFORMATION TECHNOLOGY 34.9%
Communications Equipment 1.1%
Palo Alto Networks, Inc. (a)	68,959	8,996,391
Internet Software & Services 10.6%
Alibaba Group Holding Ltd., ADR (a)	113,943	9,343,326
Alphabet, Inc., Class A (a)	62,417	46,740,971
Facebook, Inc., Class A (a)	259,647	30,848,660
Total		86,932,957

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 4.4%
PayPal Holdings, Inc. (a)	171,630	$6,485,898
Visa, Inc., Class A	375,894	29,673,072
Total		36,158,970
Semiconductors & Semiconductor Equipment 4.5%
Broadcom Ltd.	93,552	14,440,687
NVIDIA Corp.	287,310	13,423,123
NXP Semiconductors NV (a)	94,793	8,956,990
Total		36,820,800
Software 10.7%
Electronic Arts, Inc. (a)	250,258	19,207,301
Microsoft Corp.	562,008	29,786,424
Red Hat, Inc. (a)	192,695	14,926,155
Salesforce.com, Inc. (a)	228,673	19,142,217
ServiceNow, Inc. (a)	58,029	4,156,617
Total		87,218,714
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	296,780	29,636,451
TOTAL INFORMATION TECHNOLOGY		285,764,283
MATERIALS 2.1%
Chemicals 2.1%
Eastman Chemical Co.	142,143	10,427,610
Sherwin-Williams Co. (The)	24,010	6,989,071
Total		17,416,681
TOTAL MATERIALS		17,416,681
Total Common Stocks (Cost: $697,922,072)		$814,927,785

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.434% (b)(c)	6,344,394	$6,344,394
Total Money Market Funds (Cost: $6,344,394)		$6,344,394
Total Investments
(Cost: $704,266,466) (d)		$821,272,179(e)
Other Assets & Liabilities, Net		(2,476,429)
Net Assets		$818,795,750

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	47,937,938	81,603,612	(123,197,156)	6,344,394	18,782	6,344,394

(d)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $704,266,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$126,240,000
Unrealized Depreciation	(9,234,000)
Net Unrealized Appreciation	$117,006,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	174,629,450	—	—	174,629,450
Consumer Staples	83,899,111	—	—	83,899,111
Energy	7,963,978	—	—	7,963,978
Financials	32,909,216	—	—	32,909,216
Health Care	144,857,686	—	—	144,857,686
Industrials	67,487,380	—	—	67,487,380
Information Technology	285,764,283	—	—	285,764,283
Materials	17,416,681	—	—	17,416,681
Total Common Stocks	814,927,785	—	—	814,927,785
Investments measured at net asset value
Money Market Funds	—	—	—	6,344,394
Total Investments	814,927,785	—	—	821,272,179

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Mid Cap Index Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 11.5%
Auto Components 0.4%
Dana Holding Corp.	361,140	$4,340,903
Gentex Corp.	698,466	11,580,566
Total		15,921,469
Automobiles 0.2%
Thor Industries, Inc.	110,394	7,175,610
Distributors 0.3%
Pool Corp.	101,640	9,307,175
Diversified Consumer Services 0.7%
DeVry Education Group, Inc.	137,468	2,488,171
Graham Holdings Co., Class B	10,392	5,174,696
Service Corp. International	471,171	12,910,085
Sotheby’s	126,002	3,767,460
Total		24,340,412
Hotels, Restaurants & Leisure 2.3%
Brinker International, Inc.	138,069	6,208,963
Buffalo Wild Wings, Inc. (a)	45,520	6,618,153
Cheesecake Factory, Inc. (The)	109,135	5,442,563
Cracker Barrel Old Country Store, Inc.	57,880	8,767,662
Domino’s Pizza, Inc.	120,450	14,559,996
Dunkin’ Brands Group, Inc.	221,630	9,594,363
International Speedway Corp., Class A	64,579	2,136,273
Jack in the Box, Inc.	78,680	6,703,536
Panera Bread Co., Class A (a)	55,601	12,184,959
Texas Roadhouse, Inc.	152,510	6,833,973
Wendy’s Co. (The)	528,968	5,437,791
Total		84,488,232
Household Durables 1.7%
CalAtlantic Group, Inc.	184,750	6,833,903
Helen of Troy Ltd. (a)	68,480	7,041,798
KB Home	204,546	2,851,371
NVR, Inc. (a)	8,822	15,288,526
Tempur Sealy International, Inc. (a)	150,924	8,786,795
Toll Brothers, Inc. (a)	374,856	10,927,053
TRI Pointe Group, Inc. (a)	352,310	4,107,935
Tupperware Brands Corp.	122,100	6,908,418
Total		62,745,799
Internet & Catalog Retail 0.1%
HSN, Inc.	77,099	4,037,675
Leisure Products 0.8%
Brunswick Corp.	220,090	10,535,708

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Leisure Products (continued)
Polaris Industries, Inc.	146,054	$12,417,511
Vista Outdoor, Inc. (a)	147,764	7,414,798
Total		30,368,017
Media 1.6%
AMC Networks, Inc., Class A (a)	147,264	9,416,060
Cable One, Inc.	10,614	5,200,754
Cinemark Holdings, Inc.	255,053	9,227,817
DreamWorks Animation SKG, Inc., Class A (a)	172,760	6,951,862
John Wiley & Sons, Inc., Class A	117,474	6,329,499
Live Nation Entertainment, Inc. (a)	352,440	8,511,426
Meredith Corp.	91,208	4,514,796
New York Times Co. (The), Class A	296,729	3,587,454
Time, Inc.	253,510	4,023,204
Total		57,762,872
Multiline Retail 0.3%
Big Lots, Inc.	119,810	6,266,063
JCPenney Co., Inc. (a)	740,080	5,765,223
Total		12,031,286
Specialty Retail 2.1%
Aaron’s, Inc.	156,239	3,921,599
Abercrombie & Fitch Co., Class A	162,490	3,231,926
American Eagle Outfitters, Inc.	401,844	6,284,840
Ascena Retail Group, Inc. (a)	412,759	2,980,120
Cabela’s, Inc. (a)	116,420	5,653,355
Chico’s FAS, Inc.	323,238	3,507,132
CST Brands, Inc.	182,820	6,934,363
Dick’s Sporting Goods, Inc.	217,790	9,343,191
GameStop Corp., Class A	253,070	7,364,337
Guess?, Inc.	153,928	2,427,445
Murphy USA, Inc. (a)	89,540	6,087,825
Office Depot, Inc. (a)	1,194,582	4,276,603
Restoration Hardware Holdings, Inc. (a)	90,390	3,006,371
Williams-Sonoma, Inc.	199,848	10,599,938
Total		75,619,045
Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.	125,112	12,578,760
Deckers Outdoor Corp. (a)	78,402	4,123,161
Fossil Group, Inc. (a)	100,070	2,788,951
Kate Spade & Co. (a)	309,730	6,770,698
Skechers U.S.A., Inc., Class A (a)	315,940	9,847,850
Total		36,109,420
TOTAL CONSUMER DISCRETIONARY		419,907,012

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 4.2%
Beverages 0.1%
Boston Beer Co., Inc. (The), Class A (a)	22,880	$3,555,552
Food & Staples Retailing 0.7%
Casey’s General Stores, Inc.	94,420	11,350,228
Sprouts Farmers Market, Inc. (a)	341,720	8,460,987
SUPERVALU, Inc. (a)	642,901	2,976,632
United Natural Foods, Inc. (a)	121,661	4,533,089
Total		27,320,936
Food Products 2.8%
Dean Foods Co.	221,675	4,052,219
Flowers Foods, Inc.	451,691	8,469,206
Hain Celestial Group, Inc. (The) (a)	249,270	12,323,909
Ingredion, Inc.	173,806	20,406,562
Lancaster Colony Corp.	46,995	5,697,204
Post Holdings, Inc. (a)	154,971	11,779,346
Snyders-Lance, Inc.	191,130	5,907,828
Tootsie Roll Industries, Inc.	43,505	1,557,044
TreeHouse Foods, Inc. (a)	136,350	12,912,345
WhiteWave Foods Co. (The) (a)	426,360	19,036,974
Total		102,142,637
Household Products 0.2%
Energizer Holdings, Inc.	149,493	7,075,504
Personal Products 0.4%
Avon Products, Inc.	1,052,870	4,106,193
Edgewell Personal Care Co.	143,513	11,399,238
Total		15,505,431
TOTAL CONSUMER STAPLES		155,600,060
ENERGY 3.5%
Energy Equipment & Services 1.5%
Dril-Quip, Inc. (a)	91,760	5,600,113
Ensco PLC, Class A	706,710	6,989,362
Nabors Industries Ltd.	680,860	6,400,084
Noble Corp. PLC	588,010	4,904,003
Oceaneering International, Inc.	236,576	7,821,203
Oil States International, Inc. (a)	124,398	4,087,718
Patterson-UTI Energy, Inc.	355,813	6,621,680
Rowan Companies PLC, Class A	301,790	5,109,305
Superior Energy Services, Inc.	366,039	6,310,512
Total		53,843,980
Oil, Gas & Consumable Fuels 2.0%
CONSOL Energy, Inc.	553,800	8,506,368

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc.	848,180	$3,401,202
Energen Corp.	234,655	11,174,271
Gulfport Energy Corp. (a)	297,440	9,143,306
HollyFrontier Corp.	426,780	11,420,633
QEP Resources, Inc.	461,500	8,597,745
SM Energy Co.	164,599	5,188,160
Western Refining, Inc.	163,210	3,466,580
World Fuel Services Corp.	171,180	7,869,145
WPX Energy, Inc. (a)	566,150	5,825,683
Total		74,593,093
TOTAL ENERGY		128,437,073
FINANCIALS 26.1%
Banks 5.9%
Associated Banc-Corp.	361,949	6,764,827
BancorpSouth, Inc.	205,060	4,898,883
Bank of Hawaii Corp.	104,216	7,487,920
Bank of the Ozarks, Inc.	197,350	7,678,889
Cathay General Bancorp	178,975	5,516,010
Commerce Bancshares, Inc.	201,153	9,842,416
Cullen/Frost Bankers, Inc.	131,879	8,822,705
East West Bancorp, Inc.	347,917	13,429,596
First Horizon National Corp.	574,820	8,369,379
First Niagara Financial Group, Inc.	857,789	9,367,056
FirstMerit Corp.	400,756	9,089,146
FNB Corp.	506,390	6,780,562
Fulton Financial Corp.	419,775	5,981,794
Hancock Holding Co.	187,371	5,150,829
International Bancshares Corp.	133,902	3,754,612
PacWest Bancorp	276,650	11,530,772
PrivateBancorp, Inc.	191,890	8,510,321
Prosperity Bancshares, Inc.	158,805	8,551,649
Signature Bank (a)	128,801	17,388,135
SVB Financial Group (a)	124,787	13,751,527
Synovus Financial Corp.	305,415	9,825,201
TCF Financial Corp.	412,519	5,927,898
Trustmark Corp.	163,460	4,050,539
Umpqua Holdings Corp.	532,640	8,516,914
Valley National Bancorp	540,661	5,152,499
Webster Financial Corp.	221,045	8,656,122
Total		214,796,201
Capital Markets 1.9%
Eaton Vance Corp.	277,372	10,085,246
Federated Investors, Inc., Class B	228,490	7,384,797
Janus Capital Group, Inc.	355,070	5,389,963

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Raymond James Financial, Inc.	309,556	$17,356,805
SEI Investments Co.	332,355	17,096,341
Stifel Financial Corp. (a)	168,050	6,348,929
Waddell & Reed Financial, Inc., Class A	197,676	4,224,336
WisdomTree Investments, Inc.	273,730	3,394,252
Total		71,280,669
Consumer Finance 0.2%
SLM Corp. (a)	1,030,730	7,081,115
Diversified Financial Services 1.6%
CBOE Holdings, Inc.	197,758	12,587,297
Factset Research Systems, Inc.	99,594	15,842,417
MarketAxess Holdings, Inc.	90,720	12,695,357
MSCI, Inc.	214,957	17,151,419
Total		58,276,490
Insurance 4.9%
Alleghany Corp. (a)	37,338	20,342,862
American Financial Group, Inc.	171,677	12,580,491
Aspen Insurance Holdings Ltd.	147,434	7,054,717
Brown & Brown, Inc.	278,173	10,030,918
CNO Financial Group, Inc.	434,210	8,810,121
Endurance Specialty Holdings Ltd.	148,860	10,110,571
Everest Re Group Ltd.	103,220	18,487,734
First American Financial Corp.	263,745	10,085,609
Genworth Financial, Inc., Class A (a)	1,203,630	4,453,431
Hanover Insurance Group, Inc. (The)	103,530	8,973,980
Kemper Corp.	116,641	3,768,671
Mercury General Corp.	88,031	4,627,790
Old Republic International Corp.	589,226	11,289,570
Primerica, Inc.	116,215	6,520,824
Reinsurance Group of America, Inc.	157,669	15,631,305
RenaissanceRe Holdings Ltd.	104,310	12,048,848
WR Berkley Corp.	237,113	13,522,554
Total		178,339,996
Real Estate Investment Trusts (REITs) 10.5%
Alexandria Real Estate Equities, Inc.	177,411	17,191,126
American Campus Communities, Inc.	315,033	14,812,852
Camden Property Trust	210,177	17,909,182
Care Capital Properties, Inc.	202,610	5,265,834
Communications Sales & Leasing, Inc. (a)	291,124	7,272,278
Corporate Office Properties Trust	228,541	6,177,463
Corrections Corp. of America	283,465	9,524,424

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
DCT Industrial Trust, Inc.	213,550	$9,210,411
Douglas Emmett, Inc.	338,420	11,469,054
Duke Realty Corp.	836,309	19,795,434
Education Realty Trust, Inc.	153,450	6,566,125
EPR Properties	153,060	10,910,117
Equity One, Inc.	219,295	6,460,431
First Industrial Realty Trust, Inc.	281,290	6,964,740
Healthcare Realty Trust, Inc.	247,120	7,855,945
Highwoods Properties, Inc.	232,354	11,306,346
Hospitality Properties Trust	366,403	9,379,917
Kilroy Realty Corp.	222,915	14,077,082
Lamar Advertising Co. Class A	198,469	12,910,408
LaSalle Hotel Properties	273,050	6,310,186
Liberty Property Trust	353,501	13,192,657
Mack-Cali Realty Corp.	216,618	5,684,056
Medical Properties Trust, Inc.	575,060	8,453,382
Mid-America Apartment Communities, Inc.	182,380	18,783,316
National Retail Properties, Inc.	341,018	15,458,346
Omega Healthcare Investors, Inc.	400,270	12,776,618
Post Properties, Inc.	129,700	7,855,929
Potlatch Corp.	98,357	3,361,842
Rayonier, Inc.	296,745	7,694,598
Regency Centers Corp.	235,988	18,076,681
Senior Housing Properties Trust	574,145	10,725,029
Sovran Self Storage, Inc.	109,770	11,884,798
Tanger Factory Outlet Centers, Inc.	229,190	8,072,072
Taubman Centers, Inc.	145,639	9,986,466
Urban Edge Properties	223,260	5,994,531
Weingarten Realty Investors	275,707	10,374,854
WP Glimcher, Inc.	448,030	4,578,867
Total		384,323,397
Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	111,246	4,189,524
Jones Lang LaSalle, Inc.	109,008	12,847,683
Total		17,037,207
Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc.	1,175,894	18,508,572
Washington Federal, Inc.	221,379	5,532,261
Total		24,040,833
TOTAL FINANCIALS		955,175,908

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 8.6%
Biotechnology 0.4%
United Therapeutics Corp. (a)	109,648	$13,055,787
Health Care Equipment & Supplies 3.8%
ABIOMED, Inc. (a)	94,350	9,369,898
Align Technology, Inc. (a)	175,190	13,810,228
Cooper Companies, Inc. (The)	117,002	19,049,096
Halyard Health, Inc. (a)	112,700	3,503,843
Hill-Rom Holdings, Inc.	137,384	6,749,676
IDEXX Laboratories, Inc. (a)	216,722	18,978,346
LivaNova PLC (a)	102,810	5,018,156
ResMed, Inc.	338,587	19,996,948
STERIS PLC	207,638	14,416,306
Teleflex, Inc.	100,627	16,211,010
West Pharmaceutical Services, Inc.	174,890	13,130,741
Total		140,234,248
Health Care Providers & Services 2.1%
Amsurg Corp. (a)	129,500	9,685,305
Community Health Systems, Inc. (a)	272,628	3,664,120
LifePoint Health, Inc. (a)	104,287	6,913,185
Mednax, Inc. (a)	226,792	15,523,913
Molina Healthcare, Inc. (a)	99,190	4,803,772
Owens & Minor, Inc.	151,560	5,651,672
Tenet Healthcare Corp. (a)	238,220	6,894,087
VCA, Inc. (a)	195,272	12,679,011
WellCare Health Plans, Inc. (a)	106,676	10,819,080
Total		76,634,145
Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc. (a)	457,783	6,175,493
Life Sciences Tools & Services 1.6%
Bio-Rad Laboratories, Inc., Class A (a)	50,391	7,500,700
Bio-Techne Corp.	89,921	9,880,519
Charles River Laboratories International, Inc. (a)	112,948	9,705,622
Mettler-Toledo International, Inc. (a)	65,231	24,482,499
PAREXEL International Corp. (a)	129,810	8,163,751
Total		59,733,091
Pharmaceuticals 0.5%
Akorn, Inc. (a)	193,670	5,788,796
Catalent, Inc. (a)	237,840	6,688,061
Prestige Brands Holdings, Inc. (a)	127,550	6,892,802
Total		19,369,659
TOTAL HEALTH CARE		315,202,423

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 13.7%
Aerospace & Defense 2.0%
B/E Aerospace, Inc.	246,874	$11,761,077
Curtiss-Wright Corp.	107,660	8,959,465
Esterline Technologies Corp. (a)	71,643	4,829,455
Huntington Ingalls Industries, Inc.	113,189	17,364,325
KLX, Inc. (a)	127,602	4,196,830
Orbital ATK, Inc.	142,237	12,378,886
Teledyne Technologies, Inc. (a)	83,330	8,177,173
Triumph Group, Inc.	119,262	4,499,755
Total		72,166,966
Airlines 0.4%
JetBlue Airways Corp. (a)	776,296	13,918,987
Building Products 1.4%
AO Smith Corp.	180,550	14,859,265
Fortune Brands Home & Security, Inc.	381,021	22,354,502
Lennox International, Inc.	96,192	13,211,971
Total		50,425,738
Commercial Services & Supplies 1.5%
Clean Harbors, Inc. (a)	126,740	6,525,843
Copart, Inc. (a)	246,424	12,200,452
Deluxe Corp.	118,382	7,710,220
Herman Miller, Inc.	144,669	4,580,220
HNI Corp.	106,765	4,918,664
MSA Safety, Inc.	76,806	3,868,718
Rollins, Inc.	227,479	6,464,953
RR Donnelley & Sons Co.	504,748	8,222,345
Total		54,491,415
Construction & Engineering 0.8%
AECOM (a)	368,975	11,847,787
Granite Construction, Inc.	95,292	4,090,886
KBR, Inc.	343,747	5,001,519
Valmont Industries, Inc.	55,091	7,620,187
Total		28,560,379
Electrical Equipment 0.5%
Hubbell, Inc.	128,945	13,702,985
Regal Beloit Corp.	107,994	6,169,697
Total		19,872,682
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	155,204	16,113,279
Machinery 4.3%
AGCO Corp.	171,431	8,902,412
CLARCOR, Inc.	117,858	6,988,979

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Crane Co.	119,675	$6,869,345
Donaldson Co., Inc.	298,265	9,994,860
Graco, Inc.	133,262	10,696,941
IDEX Corp.	183,573	15,298,974
ITT, Inc.	216,392	7,684,080
Joy Global, Inc.	236,780	4,032,363
Kennametal, Inc.	192,626	4,715,484
Lincoln Electric Holdings, Inc.	155,535	9,360,096
Nordson Corp.	129,516	11,265,302
Oshkosh Corp.	176,760	8,115,052
Terex Corp.	262,565	5,561,127
Timken Co. (The)	168,335	5,597,139
Toro Co. (The)	131,650	11,757,661
Trinity Industries, Inc.	369,576	6,674,543
Wabtec Corp.	222,270	17,199,253
Woodward, Inc.	134,727	7,671,355
Total		158,384,966
Marine 0.3%
Kirby Corp. (a)	130,088	9,116,567
Professional Services 0.6%
CEB, Inc.	78,928	5,032,450
FTI Consulting, Inc. (a)	99,693	4,172,152
ManpowerGroup, Inc.	174,787	13,939,263
Total		23,143,865
Road & Rail 0.8%
Genesee & Wyoming, Inc., Class A (a)	137,684	8,270,678
Landstar System, Inc.	102,558	6,958,560
Old Dominion Freight Line, Inc. (a)	166,180	10,693,683
Werner Enterprises, Inc.	107,994	2,687,971
Total		28,610,892
Trading Companies & Distributors 0.7%
GATX Corp.	101,788	4,669,016
MSC Industrial Direct Co., Inc., Class A	116,580	8,737,671
NOW, Inc. (a)	259,410	4,498,169
Watsco, Inc.	62,263	8,357,562
Total		26,262,418
TOTAL INDUSTRIALS		501,068,154
INFORMATION TECHNOLOGY 16.7%
Communications Equipment 1.4%
Arris International PLC (a)	434,170	10,463,497
Brocade Communications Systems, Inc.	1,133,500	10,269,510

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Communications Equipment (continued)
Ciena Corp. (a)	312,352	$5,453,666
InterDigital, Inc.	84,614	4,932,996
Netscout Systems, Inc. (a)	238,320	5,781,643
Plantronics, Inc.	81,159	3,613,199
Polycom, Inc. (a)	323,770	3,885,240
Viasat, Inc. (a)	108,710	7,504,251
Total		51,904,002
Electronic Equipment, Instruments & Components 4.1%
Arrow Electronics, Inc. (a)	219,876	14,208,387
Avnet, Inc.	317,370	13,021,691
Belden, Inc.	101,520	6,565,298
Cognex Corp.	205,230	8,839,256
FEI Co.	98,800	10,616,060
Ingram Micro, Inc., Class A	358,706	12,421,989
IPG Photonics Corp. (a)	88,230	7,621,308
Jabil Circuit, Inc.	460,700	8,790,156
Keysight Technologies, Inc. (a)	414,190	12,686,640
Knowles Corp. (a)	213,820	3,126,048
National Instruments Corp.	244,056	6,972,680
SYNNEX Corp.	70,040	6,380,644
Tech Data Corp. (a)	84,794	6,407,883
Trimble Navigation Ltd. (a)	606,618	15,517,289
VeriFone Systems, Inc. (a)	266,346	7,031,534
Vishay Intertechnology, Inc.	327,768	4,247,873
Zebra Technologies Corp., Class A (a)	126,085	6,696,374
Total		151,151,110
Internet Software & Services 0.7%
comScore, Inc. (a)	113,720	3,682,254
j2 Global, Inc.	111,780	7,485,906
Rackspace Hosting, Inc. (a)	269,206	6,730,150
WebMD Health Corp. (a)	90,620	5,958,265
Total		23,856,575
IT Services 3.6%
Acxiom Corp. (a)	187,913	3,979,997
Broadridge Financial Solutions, Inc.	287,312	18,442,557
Computer Sciences Corp.	333,810	16,423,452
Convergys Corp.	233,524	6,583,042
CoreLogic, Inc. (a)	213,367	7,952,188
DST Systems, Inc.	76,567	9,258,482
Gartner, Inc. (a)	199,077	20,230,205
Jack Henry & Associates, Inc.	190,668	16,098,099
Leidos Holdings, Inc.	155,282	7,670,931
MAXIMUS, Inc.	156,900	9,045,285
NeuStar, Inc., Class A (a)	129,995	3,061,382

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Science Applications International Corp.	100,034	$5,458,856
WEX, Inc. (a)	93,427	8,619,575
Total		132,824,051
Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc. (a)	1,553,480	7,099,404
Cree, Inc. (a)	244,028	5,876,194
Cypress Semiconductor Corp.	760,532	8,084,455
Fairchild Semiconductor International, Inc. (a)	274,603	5,456,362
Integrated Device Technology, Inc. (a)	327,301	7,642,478
Intersil Corp., Class A	320,996	4,339,866
Microsemi Corp. (a)	271,730	9,192,626
Silicon Laboratories, Inc. (a)	93,432	4,648,242
Synaptics, Inc. (a)	88,650	6,013,130
Teradyne, Inc.	494,030	9,786,734
Total		68,139,491
Software 4.4%
ACI Worldwide, Inc. (a)	287,888	5,947,766
ANSYS, Inc. (a)	213,263	19,001,733
Cadence Design Systems, Inc. (a)	738,283	18,250,356
CDK Global, Inc.	375,420	20,760,726
CommVault Systems, Inc. (a)	101,555	4,598,410
Fair Isaac Corp.	75,862	8,453,303
Fortinet, Inc. (a)	352,660	12,064,499
Manhattan Associates, Inc. (a)	176,490	11,635,986
Mentor Graphics Corp.	243,017	5,210,284
PTC, Inc. (a)	276,910	9,896,763
Synopsys, Inc. (a)	366,356	18,929,615
Tyler Technologies, Inc. (a)	79,580	12,198,818
Ultimate Software Group, Inc. (The) (a)	69,750	14,262,480
Total		161,210,739
Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp. (a)	257,430	3,446,988
Diebold, Inc.	157,482	4,070,910
Lexmark International, Inc., Class A	149,770	5,670,292
NCR Corp. (a)	301,980	9,325,142
Total		22,513,332
TOTAL INFORMATION TECHNOLOGY		611,599,300
MATERIALS 7.4%
Chemicals 3.5%
Albemarle Corp.	271,399	21,304,821
Ashland, Inc.	152,860	17,328,210

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Cabot Corp.	150,769	$6,891,651
Minerals Technologies, Inc.	84,295	4,855,392
NewMarket Corp.	24,063	9,745,515
Olin Corp.	399,203	9,185,661
PolyOne Corp.	206,250	7,728,187
RPM International, Inc.	321,151	16,118,569
Scotts Miracle-Gro Co., Class A	109,877	7,636,452
Sensient Technologies Corp.	108,710	7,416,196
Valspar Corp. (The)	175,734	19,035,507
Total		127,246,161
Construction Materials 0.3%
Eagle Materials, Inc.	119,220	9,337,310
Containers & Packaging 1.6%
AptarGroup, Inc.	151,942	11,739,039
Bemis Co., Inc.	228,930	11,524,336
Greif, Inc., Class A	62,123	2,227,731
Packaging Corp. of America	227,879	15,548,184
Silgan Holdings, Inc.	97,835	5,003,282
Sonoco Products Co.	244,096	11,636,056
Total		57,678,628
Metals & Mining 1.7%
Allegheny Technologies, Inc.	263,330	3,260,026
Carpenter Technology Corp.	113,232	3,627,953
Commercial Metals Co.	281,042	4,825,491
Compass Minerals International, Inc.	81,574	6,358,693
Reliance Steel & Aluminum Co.	173,751	12,918,387
Royal Gold, Inc.	157,785	8,856,472
Steel Dynamics, Inc.	587,969	14,516,955
United States Steel Corp.	353,680	5,117,750
Worthington Industries, Inc.	110,070	4,112,215
Total		63,593,942
Paper & Forest Products 0.3%
Domtar Corp.	151,486	5,853,419
Louisiana-Pacific Corp. (a)	346,147	6,327,567
Total		12,180,986
TOTAL MATERIALS		270,037,027
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	228,565	6,580,387
TOTAL TELECOMMUNICATION SERVICES		6,580,387

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 5.8%
Electric Utilities 2.4%
Alliant Energy Corp.	548,666	$20,328,075
Great Plains Energy, Inc.	372,666	10,874,394
Hawaiian Electric Industries, Inc.	260,216	8,542,891
IDACORP, Inc.	121,609	8,902,995
OGE Energy Corp.	482,828	14,576,577
PNM Resources, Inc.	192,580	6,324,327
Westar Energy, Inc.	342,411	19,288,012
Total		88,837,271
Gas Utilities 2.2%
Atmos Energy Corp.	246,737	17,987,127
National Fuel Gas Co.	205,005	11,275,275
New Jersey Resources Corp.	207,740	7,302,061
ONE Gas, Inc.	126,430	7,415,119
Questar Corp.	423,122	10,666,906
UGI Corp.	415,651	17,839,741
WGL Holdings, Inc.	120,525	7,861,846
Total		80,348,075
Independent Power and Renewable Electricity Producers —%
Talen Energy Corp. (a)	155,370	1,786,755

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 0.8%
Black Hills Corp.	123,772	$7,493,157
MDU Resources Group, Inc.	472,106	10,797,064
Vectren Corp.	200,120	9,941,962
Total		28,232,183
Water Utilities 0.4%
Aqua America, Inc.	428,048	13,830,231
TOTAL UTILITIES		213,034,515
Total Common Stocks (Cost: $2,593,403,180)		$3,576,641,859

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.434% (b)(c)	57,503,657	$57,503,657
Total Money Market Funds (Cost: $57,503,657)		$57,503,657
Total Investments
(Cost: $2,650,906,837) (d)		$3,634,145,516(e)
Other Assets & Liabilities, Net		24,628,385
Net Assets		$3,658,773,901

At May 31, 2016, cash totaling $2,988,200 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at May 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P Mid 400 E-mini	548	USD	81,750,640	06/2016	3,561,077	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	43,938,078	201,690,163	(188,124,584)	57,503,657	84,627	57,503,657

(d)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $2,650,907,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,175,742,000
Unrealized Depreciation	(192,503,000)
Net Unrealized Appreciation	$983,239,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	419,907,012	—	—	419,907,012
Consumer Staples	155,600,060	—	—	155,600,060
Energy	128,437,073	—	—	128,437,073
Financials	955,175,908	—	—	955,175,908
Health Care	315,202,423	—	—	315,202,423
Industrials	501,068,154	—	—	501,068,154
Information Technology	611,599,300	—	—	611,599,300
Materials	270,037,027	—	—	270,037,027
Telecommunication Services	6,580,387	—	—	6,580,387
Utilities	213,034,515	—	—	213,034,515
Total Common Stocks	3,576,641,859	—	—	3,576,641,859
Investments measured at net asset value
Money Market Funds	—	—	—	57,503,657
Total Investments	3,576,641,859	—	—	3,634,145,516
Derivatives
Assets
Futures Contracts	3,561,077	—	—	3,561,077
Total	3,580,202,936	—	—	3,637,706,593

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Mid Cap Value Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.3%
CONSUMER DISCRETIONARY 10.1%
Auto Components 1.2%
Gentex Corp.	2,096,825	$34,765,358
Diversified Consumer Services 1.2%
Houghton Mifflin Harcourt Co. (a)	1,229,278	21,143,582
ServiceMaster Global Holdings, Inc. (a)	325,500	12,447,120
Total		33,590,702
Hotels, Restaurants & Leisure 2.9%
Aramark	935,100	31,129,479
Extended Stay America, Inc.	718,050	10,239,393
Royal Caribbean Cruises Ltd.	518,200	40,103,498
Total		81,472,370
Household Durables 2.9%
D.R. Horton, Inc.	884,250	27,022,680
Mohawk Industries, Inc. (a)	156,350	30,752,481
Whirlpool Corp.	136,850	23,896,747
Total		81,671,908
Media 1.2%
DISH Network Corp., Class A (a)	273,825	13,663,868
Sinclair Broadcast Group, Inc., Class A	639,600	20,230,548
Total		33,894,416
Specialty Retail 0.7%
Burlington Stores, Inc. (a)	314,000	18,953,040
TOTAL CONSUMER DISCRETIONARY		284,347,794
CONSUMER STAPLES 4.8%
Beverages 1.3%
Dr. Pepper Snapple Group, Inc.	138,975	12,702,315
Molson Coors Brewing Co., Class B	250,851	24,879,402
Total		37,581,717
Food Products 3.5%
Hershey Co. (The)	266,450	24,739,882
JM Smucker Co. (The)	323,065	41,723,845
Tyson Foods, Inc., Class A	493,900	31,500,942
Total		97,964,669
TOTAL CONSUMER STAPLES		135,546,386
ENERGY 8.2%
Energy Equipment & Services 1.9%
Helmerich & Payne, Inc.	238,525	14,585,804
Oceaneering International, Inc.	428,750	14,174,475

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Superior Energy Services, Inc.	858,225	$14,795,799
Weatherford International PLC (a)	1,850,675	10,382,287
Total		53,938,365
Oil, Gas & Consumable Fuels 6.3%
Cabot Oil & Gas Corp.	851,850	20,418,845
Cimarex Energy Co.	295,115	34,315,972
Hess Corp.	371,950	22,290,964
Marathon Petroleum Corp.	566,075	19,716,392
Newfield Exploration Co. (a)	431,125	17,576,966
Noble Energy, Inc.	1,285,450	45,954,837
WPX Energy, Inc. (a)	1,538,200	15,828,078
Total		176,102,054
TOTAL ENERGY		230,040,419
FINANCIALS 29.2%
Banks 5.7%
BankUnited, Inc.	911,350	30,165,685
Fifth Third Bancorp	3,404,726	64,247,180
M&T Bank Corp.	557,850	66,663,075
Total		161,075,940
Capital Markets 2.5%
E*TRADE Financial Corp. (a)	1,414,800	39,458,772
Northern Trust Corp.	407,025	30,160,552
Total		69,619,324
Consumer Finance 2.4%
Synchrony Financial (a)	2,204,475	68,779,620
Diversified Financial Services 1.4%
Voya Financial, Inc.	1,162,775	38,208,786
Insurance 5.9%
Allstate Corp. (The)	465,975	31,457,972
Aon PLC	378,725	41,383,281
Hartford Financial Services Group, Inc. (The)	1,248,643	56,401,204
Lincoln National Corp.	814,275	37,334,509
Total		166,576,966
Real Estate Investment Trusts (REITs) 10.6%
Camden Property Trust	360,925	30,754,419
Extra Space Storage, Inc.	228,379	21,232,396
Host Hotels & Resorts, Inc.	1,842,747	28,378,304
Outfront Media, Inc.	659,802	14,673,996
ProLogis, Inc.	748,950	35,597,594

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	397,375	$40,277,930
Taubman Centers, Inc.	415,200	28,470,264
UDR, Inc.	806,550	29,059,997
VEREIT, Inc.	2,254,675	21,622,333
Welltower, Inc.	700,775	48,290,405
Total		298,357,638
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A (a)	659,961	19,699,836
TOTAL FINANCIALS		822,318,110
HEALTH CARE 7.9%
Health Care Equipment & Supplies 5.5%
Boston Scientific Corp. (a)	2,060,300	46,789,413
Teleflex, Inc.	281,150	45,293,265
Zimmer Biomet Holdings, Inc.	504,175	61,564,809
Total		153,647,487
Health Care Providers & Services 0.8%
WellCare Health Plans, Inc. (a)	233,225	23,653,680
Life Sciences Tools & Services 0.7%
PAREXEL International Corp. (a)	305,175	19,192,456
Pharmaceuticals 0.9%
Mallinckrodt PLC (a)	392,550	24,871,968
TOTAL HEALTH CARE		221,365,591
INDUSTRIALS 8.5%
Aerospace & Defense 0.7%
Textron, Inc.	547,500	20,837,850
Airlines 0.7%
United Continental Holdings, Inc. (a)	461,900	20,827,071
Commercial Services & Supplies 1.7%
Republic Services, Inc.	966,550	46,665,034
Industrial Conglomerates 1.5%
Carlisle Companies, Inc.	402,800	41,818,696

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 3.1%
Ingersoll-Rand PLC	844,300	$56,407,683
Xylem, Inc.	695,225	31,048,749
Total		87,456,432
Professional Services 0.3%
FTI Consulting, Inc. (a)	205,600	8,604,360
Trading Companies & Distributors 0.5%
AerCap Holdings NV (a)	350,794	13,712,537
TOTAL INDUSTRIALS		239,921,980
INFORMATION TECHNOLOGY 7.6%
Communications Equipment 0.5%
Harris Corp.	187,775	14,791,037
Electronic Equipment, Instruments & Components 1.4%
Arrow Electronics, Inc. (a)	334,850	21,638,007
FLIR Systems, Inc.	531,475	16,555,446
Total		38,193,453
IT Services 0.8%
Leidos Holdings, Inc.	425,025	20,996,235
Semiconductors & Semiconductor Equipment 2.8%
Applied Materials, Inc.	1,098,500	26,825,370
Lam Research Corp.	180,000	14,905,800
NVIDIA Corp.	218,800	10,222,336
NXP Semiconductors NV (a)	185,450	17,523,170
Skyworks Solutions, Inc.	153,150	10,224,294
Total		79,700,970
Software 2.1%
Activision Blizzard, Inc.	1,059,150	41,582,229
Electronic Arts, Inc. (a)	242,525	18,613,794
Total		60,196,023
TOTAL INFORMATION TECHNOLOGY		213,877,718
MATERIALS 8.1%
Chemicals 3.2%
Albemarle Corp.	302,275	23,728,587
Ashland, Inc.	184,675	20,934,758
FMC Corp.	277,200	13,164,228
PPG Industries, Inc.	305,700	32,917,776
Total		90,745,349

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials 0.4%
Summit Materials, Inc., Class A (a)	527,475	$11,472,581
Containers & Packaging 2.6%
Bemis Co., Inc.	547,950	27,583,803
Packaging Corp. of America	237,425	16,199,508
Sealed Air Corp.	628,875	29,204,955
Total		72,988,266
Metals & Mining 1.9%
Steel Dynamics, Inc.	2,126,750	52,509,458
TOTAL MATERIALS		227,715,654
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%
SBA Communications Corp., Class A (a)	267,525	26,591,985
TOTAL TELECOMMUNICATION SERVICES		26,591,985
UTILITIES 10.9%
Electric Utilities 9.1%
Edison International	839,000	60,097,570
Great Plains Energy, Inc.	1,601,000	46,717,180
Pinnacle West Capital Corp.	627,800	46,199,802
Portland General Electric Co.	1,294,700	53,315,746
PPL Corp.	1,284,375	49,499,812
Total		255,830,110
Gas Utilities 0.4%
AGL Resources, Inc.	193,852	12,755,462
Multi-Utilities 1.4%
CMS Energy Corp.	943,825	39,470,762
TOTAL UTILITIES		308,056,334
Total Common Stocks (Cost: $2,099,332,349)		$2,709,781,971

Issuer	Shares	Value

Convertible Preferred Stocks 1.0%
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Hess Corp., 8.000%	385,448	$29,321,030
TOTAL ENERGY		29,321,030
Total Convertible Preferred Stocks (Cost: $19,272,400)		$29,321,030

Warrants —%
HEALTH CARE —%
Health Care Providers & Services —%
HealthSouth Corp. (a)	1,064	$2,713
TOTAL HEALTH CARE		2,713
Total Warrants (Cost: $—)		$2,713
	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.434% (b)(c)	58,344,111	$58,344,111
Total Money Market Funds (Cost: $58,344,111)		$58,344,111
Total Investments
(Cost: $2,176,948,860) (d)		$2,797,449,825(e)
Other Assets & Liabilities, Net		17,839,932
Net Assets		$2,815,289,757

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,921,720	133,801,786	(116,379,395)	58,344,111	60,619	58,344,111

(d)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $2,176,949,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$709,501,000
Unrealized Depreciation	(89,000,000)
Net Unrealized Appreciation	$620,501,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	284,347,794	—	—	284,347,794
Consumer Staples	135,546,386	—	—	135,546,386
Energy	230,040,419	—	—	230,040,419
Financials	822,318,110	—	—	822,318,110
Health Care	221,365,591	—	—	221,365,591
Industrials	239,921,980	—	—	239,921,980
Information Technology	213,877,718	—	—	213,877,718
Materials	227,715,654	—	—	227,715,654
Telecommunication Services	26,591,985	—	—	26,591,985
Utilities	308,056,334	—	—	308,056,334
Total Common Stocks	2,709,781,971	—	—	2,709,781,971
Convertible Preferred Stocks
Energy	29,321,030	—	—	29,321,030
Warrants
Health Care	2,713	—	—	2,713
Investments measured at net asset value
Money Market Funds	—	—	—	58,344,111
Total Investments	2,739,105,714	—	—	2,797,449,825

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Overseas Value Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.1%
AUSTRALIA 2.1%
Macquarie Group Ltd.	132,815	$7,168,568
National Australia Bank Ltd.	350,407	6,855,368
Total		14,023,936
BELGIUM 1.2%
KBC Groep NV (a)	135,762	8,037,670
CHINA 1.8%
58.Com, Inc., ADR (a)	85,932	4,644,624
Tencent Holdings Ltd.	330,000	7,353,673
Total		11,998,297
FRANCE 12.1%
Amundi SA	68,948	3,298,746
Aperam SA	178,529	7,115,297
AXA SA	569,731	14,313,718
BNP Paribas SA	301,632	16,701,678
Casino Guichard Perrachon SA	101,757	6,053,871
CNP Assurances	209,941	3,562,261
Sanofi	177,984	14,593,122
Total SA	118,190	5,743,443
VINCI SA	111,259	8,367,125
Total		79,749,261
GERMANY 6.0%
Allianz SE, Registered Shares	82,525	13,470,209
BASF SE	57,394	4,433,762
Continental AG	28,553	6,125,160
Covestro AG	163,500	6,932,907
Duerr AG	105,694	8,207,336
Total		39,169,374
IRELAND 0.2%
Amarin Corp. PLC, ADR (a)	642,230	1,335,838
ISRAEL 0.9%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	3,109,428	6,012,728
ITALY 3.1%
Ei Towers SpA	149,935	8,633,205
Esprinet SpA	483,547	3,572,444
Intesa Sanpaolo SpA	3,411,830	8,275,659
Total		20,481,308
JAPAN 22.5%
Aozora Bank Ltd.	1,135,000	3,840,558

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
CyberAgent, Inc.	163,100	$7,747,729
CYBERDYNE, Inc. (a)	76,000	1,771,974
Daiichikosho Co., Ltd.	175,400	6,668,994
Dexerials Corp.	493,500	4,162,838
Eisai Co., Ltd.	52,100	3,213,468
Fuji Heavy Industries Ltd.	278,700	10,322,096
Hoya Corp.	142,700	4,994,975
Invincible Investment Corp.	8,368	5,744,165
ITOCHU Corp.	670,500	8,351,369
KDDI Corp.	317,200	9,202,189
Keyence Corp.	9,300	5,856,054
Mitsubishi UFJ Financial Group, Inc.	2,227,100	11,003,037
Nakanishi, Inc.	122,900	4,215,792
Nippon Telegraph & Telephone Corp.	202,400	8,858,069
Nishi-Nippon City Bank Ltd. (The)	1,775,000	3,340,269
ORIX Corp.	634,900	8,754,090
Shinmaywa Industries Ltd.	884,000	6,218,602
Sony Corp.	183,000	5,088,328
Starts Corp., Inc.	187,100	4,006,398
Sumitomo Mitsui Financial Group, Inc.	233,300	7,537,791
Takuma Co., Ltd.	555,945	5,022,862
Tanseisha Co., Ltd.	592,050	4,994,175
Toyota Motor Corp.	87,000	4,498,820
Tsuruha Holdings, Inc.	24,600	2,547,707
Total		147,962,349
NETHERLANDS 3.5%
ING Groep NV-CVA	1,141,635	14,220,343
Koninklijke Ahold NV	286,118	6,338,334
TKH Group NV	68,785	2,669,111
Total		23,227,788
NORWAY 4.0%
Atea ASA	486,365	4,360,402
BW LPG Ltd.	1,652,546	8,294,732
Kongsberg Automotive ASA (a)	9,990,211	7,415,990
Spectrum ASA	309,309	1,064,849
Tanker Investments Ltd. (a)	757,562	5,116,459
Total		26,252,432
PAKISTAN 0.7%
DG Khan Cement Co., Ltd.	2,734,500	4,649,238
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(b)	2,753,345	91,905

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE 2.2%
Broadcom Ltd.	28,808	$4,446,803
DBS Group Holdings Ltd.	860,400	9,681,829
Total		14,128,632
SOUTH KOREA 2.6%
GS Home Shopping, Inc.	21,398	3,312,600
Hyundai Home Shopping Network Corp.	47,069	5,306,313
LF Corp.	131,596	2,649,220
Youngone Corp.	170,927	6,009,235
Total		17,277,368
SPAIN 3.8%
ACS Actividades de Construccion y Servicios SA	222,399	7,336,961
Banco Santander SA	895,659	4,276,219
Cellnex Telecom SAU	313,539	5,058,459
Endesa SA	415,785	8,549,278
Total		25,220,917
SWEDEN 3.2%
Granges AB	616,931	4,955,358
Hemfosa Fastigheter AB	575,498	5,967,928
Nordea Bank AB	1,011,106	9,812,444
Total		20,735,730
SWITZERLAND 4.0%
Autoneum Holding AG	33,651	8,165,615
Nestlé SA, Registered Shares	2,697	199,155
UBS AG	334,280	5,165,534
Wizz Air Holdings PLC (a)	227,487	6,375,452
Zurich Insurance Group AG	27,171	6,574,070
Total		26,479,826
UNITED KINGDOM 19.3%
AstraZeneca PLC	101,737	5,935,288
Aviva PLC	1,167,553	7,606,231
BHP Billiton PLC	785,317	9,360,914
BP PLC	700,412	3,624,092
Crest Nicholson Holdings PLC	766,840	6,530,637
GlaxoSmithKline PLC	297,361	6,223,365
GW Pharmaceuticals PLC ADR (a)	11,390	1,015,077
HSBC Holdings PLC	1,824,472	11,760,328
Inchcape PLC	684,950	6,755,841
Intermediate Capital Group PLC	975,386	9,429,773

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
John Wood Group PLC	1,017,092	$9,074,326
Paysafe Group PLC (a)	2,018,245	12,043,273
Plus500 Ltd.	304,022	2,721,240
Royal Dutch Shell PLC, Class B	1,179,944	28,377,472
Vodafone Group PLC	1,931,351	6,457,501
Total		126,915,358
UNITED STATES 2.9%
Aerie Pharmaceuticals, Inc. (a)	41,678	744,786
Alexion Pharmaceuticals, Inc. (a)	6,341	956,857
Alkermes PLC (a)	18,025	836,540
Arrowhead Pharmaceuticals, Inc. (a)	115,690	709,180
BioMarin Pharmaceutical, Inc. (a)	10,072	902,955
Bluebird Bio, Inc. (a)	21,797	986,314
Flex Pharma, Inc. (a)	223,053	2,790,393
Incyte Corp. (a)	7,050	595,090
Insmed, Inc. (a)	73,006	861,471
Novavax, Inc. (a)	175,852	1,070,939
Puma Biotechnology, Inc. (a)	9,863	372,723
Quotient Ltd. (a)	294,811	3,514,147
Stillwater Mining Co. (a)	216,928	2,195,311
TESARO, Inc. (a)	15,602	722,373
Ultragenyx Pharmaceutical, Inc. (a)	16,577	1,211,779
Vertex Pharmaceuticals, Inc. (a)	9,283	864,711
Total		19,335,569
Total Common Stocks (Cost: $657,994,322)		$633,085,524

	Shares	Value

Exchange-Traded Funds 3.0%
iShares MSCI EAFE ETF	334,650	$19,536,867
Total Exchange-Traded Funds (Cost: $19,051,363)		$19,536,867

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.434% (c)(d)	1,676,801	1,676,801
Total Money Market Funds (Cost: $1,676,801)		$1,676,801
Total Investments
(Cost: $678,722,486) (e)		$654,299,192(f)
Other Assets & Liabilities, Net		4,077,445
Net Assets		$658,376,637

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at May 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	07/25/2016	7,247,000 ILS	1,893,004 USD	9,848	—
Morgan Stanley	07/25/2016	20,095,669,000 KRW	17,002,361 USD	138,357	—
Morgan Stanley	07/25/2016	156,464,000 NOK	18,898,837 USD	198,511	—
Morgan Stanley	07/25/2016	26,082,000 SEK	3,154,260 USD	20,595	—
Morgan Stanley	07/25/2016	27,749,425 USD	38,511,000 AUD	29,343	—
Morgan Stanley	07/25/2016	10,082,303 USD	9,954,000 CHF	—	(42,844)
Morgan Stanley	07/25/2016	2,523,573 USD	16,736,000 DKK	—	(15,117)
Morgan Stanley	07/25/2016	6,307,985 USD	5,626,000 EUR	—	(36,515)
Morgan Stanley	07/25/2016	14,495,254 USD	9,883,000 GBP	—	(176,081)
Total				396,654	(270,557)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $91,905, which represents 0.01% of net assets.

(c)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,231,249	81,691,594	(84,246,042)	1,676,801	3,393	1,676,801

(e)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $678,722,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$44,128,000
Unrealized Depreciation	(68,551,000)
Net Unrealized Depreciation	$(24,423,000)

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
KRW	Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	14,023,936	—	14,023,936
Belgium	—	8,037,670	—	8,037,670
China	4,644,624	7,353,673	—	11,998,297
France	—	79,749,261	—	79,749,261
Germany	—	39,169,374	—	39,169,374
Ireland	1,335,838	—	—	1,335,838
Israel	—	6,012,728	—	6,012,728
Italy	—	20,481,308	—	20,481,308
Japan	—	147,962,349	—	147,962,349
Netherlands	—	23,227,788	—	23,227,788
Norway	—	26,252,432	—	26,252,432
Pakistan	—	4,649,238	—	4,649,238
Portugal	—	—	91,905	91,905
Singapore	4,446,803	9,681,829	—	14,128,632
South Korea	—	17,277,368	—	17,277,368
Spain	—	25,220,917	—	25,220,917
Sweden	—	20,735,730	—	20,735,730
Switzerland	—	26,479,826	—	26,479,826
United Kingdom	1,015,077	125,900,281	—	126,915,358
United States	19,335,569	—	—	19,335,569
Total Common Stocks	30,777,911	602,215,708	91,905	633,085,524
Exchange-Traded Funds	19,536,867	—	—	19,536,867
Investments measured at net asset value
Money Market Funds	—	—	—	1,676,801
Total Investments	50,314,778	602,215,708	91,905	654,299,192
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	396,654	—	396,654
Liabilities
Forward Foreign Currency Exchange Contracts	—	(270,557)	—	(270,557)
Total	50,314,778	602,341,805	91,905	654,425,289

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Columbia Select Global Growth Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.2%
ARGENTINA 2.7%
MercadoLibre, Inc.	12,860	$1,755,390
AUSTRALIA 2.9%
Domino’s Pizza Enterprises Ltd.	38,159	1,894,981
CHINA 13.1%
Alibaba Group Holding Ltd., ADR (a)	25,711	2,108,302
Ctrip.com International Ltd., ADR (a)	26,390	1,207,607
JD.com, Inc., ADR (a)	39,250	965,943
Noah Holdings Ltd., ADR (a)	21,760	551,398
Sinopharm Group Co. Class H	174,400	809,494
Tencent Holdings Ltd.	90,500	2,016,689
Vipshop Holdings Ltd., ADR (a)	65,930	769,403
Total		8,428,836
DENMARK 3.0%
Novo Nordisk A/S, Class B	34,252	1,905,081
GERMANY 1.1%
Deutsche Boerse AG	8,300	727,256
INDIA 1.8%
HDFC Bank Ltd., ADR	18,050	1,161,698
IRELAND 4.7%
ICON PLC (a)	10,990	774,136
Shire PLC, ADR	7,170	1,334,767
Weatherford International PLC (a)	160,950	902,929
Total		3,011,832
JAPAN 3.5%
Ain Holdings, Inc.	35,700	2,281,890
NETHERLANDS 5.1%
Core Laboratories NV	11,090	1,344,662
Mobileye NV (a)	51,270	1,946,722
Total		3,291,384
PORTUGAL 1.9%
Jeronimo Martins SGPS SA	77,470	1,255,029
SOUTH KOREA 2.2%
LG Household & Health Care Ltd.	1,620	1,433,391

Issuer	Shares	Value

Common Stocks (continued)
SPAIN 2.1%
Industria de Diseno Textil SA	40,370	$1,363,701
THAILAND 4.8%
CP ALL PCL, Foreign Registered Shares	1,262,700	1,756,121
Srisawad Power 1979 PCL	1,102,695	1,310,203
Total		3,066,324
UNITED KINGDOM 2.5%
Associated British Foods PLC	13,636	581,431
Signet Jewelers Ltd.	10,173	1,006,822
Total		1,588,253
UNITED STATES 48.8%
Acuity Brands, Inc.	5,690	1,473,938
Adobe Systems, Inc. (a)	18,230	1,813,338
Alexion Pharmaceuticals, Inc. (a)	8,310	1,253,979
Amazon.com, Inc. (a)	1,580	1,142,008
Biogen, Inc. (a)	2,990	866,293
Bristol-Myers Squibb Co.	18,470	1,324,299
Celgene Corp. (a)	11,790	1,244,081
Cognizant Technology Solutions Corp., Class A (a)	24,310	1,493,606
CVS Health Corp.	16,109	1,553,713
DexCom, Inc. (a)	12,360	797,096
Edwards Lifesciences Corp. (a)	4,210	414,685
Facebook, Inc., Class A (a)	13,596	1,615,341
Illumina, Inc. (a)	6,110	884,911
Intercept Pharmaceuticals, Inc. (a)	8,800	1,305,568
Intercontinental Exchange, Inc.	7,080	1,919,530
LinkedIn Corp., Class A (a)	7,230	986,895
Monster Beverage Corp. (a)	9,170	1,375,500
Nike, Inc., Class B	19,322	1,066,961
Palo Alto Networks, Inc. (a)	7,560	986,278
Priceline Group, Inc. (The) (a)	1,036	1,309,846
Salesforce.com, Inc. (a)	10,250	858,027
ServiceNow, Inc. (a)	18,530	1,327,304
Sherwin-Williams Co. (The)	1,310	381,328
Splunk, Inc. (a)	28,700	1,648,815
Vertex Pharmaceuticals, Inc. (a)	9,447	879,988
Visa, Inc., Class A	20,262	1,599,482
Total		31,522,810
Total Common Stocks (Cost: $65,541,318)		$64,687,856

Total Investments (Cost: $65,541,318) (b)	$64,687,856(c)(d)
Other Assets & Liabilities, Net	(141,569)
Net Assets	$64,546,287

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at May 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	07/25/2016	712,000 AUD	512,997 USD	—	(583)
Citi	07/25/2016	10,214,000 DKK	1,539,776 USD	8,862	—
Citi	07/25/2016	6,880,000 ILS	1,791,170 USD	3,379	—
Citi	07/25/2016	21,729,000 INR	321,268 USD	1,051	—
Citi	07/25/2016	529,964,000 KRW	448,389 USD	3,650	—
Citi	07/25/2016	102,958,000 THB	2,879,437 USD	—	(12)
Citi	07/25/2016	381,609 USD	1,406,000 BRL	1,374	—
Citi	07/25/2016	1,922,460 USD	2,494,000 CAD	—	(20,580)
Citi	07/25/2016	1,924,075 USD	1,899,000 CHF	—	(8,771)
Citi	07/25/2016	2,566,370 USD	2,289,000 EUR	—	(14,753)
Citi	07/25/2016	2,308,397 USD	1,574,000 GBP	—	(27,877)
Citi	07/25/2016	641,457 USD	70,264,000 JPY	—	(5,782)
Citi	07/25/2016	256,847 USD	4,767,000 MXN	—	(71)
Citi	07/25/2016	192,639 USD	783,000 MYR	—	(2,801)
Citi	07/25/2016	255,876 USD	17,118,000 RUB	—	(2,997)
Citi	07/25/2016	641,592 USD	5,306,000 SEK	—	(4,093)
Citi	07/25/2016	256,715 USD	353,000 SGD	—	(611)
Citi	07/25/2016	773,321 USD	25,087,000 TWD	—	(4,787)
Citi	07/25/2016	450,456 USD	7,087,000 ZAR	—	(4,427)
Total				18,316	(98,145)

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $65,541,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,776,000
Unrealized Depreciation	$(5,629,000)
Net Unrealized Depreciation	$(853,000)

(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	91,186	3,012,307	(3,103,493)	—	380	—

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Argentina	1,755,390	—	—	1,755,390
Australia	—	1,894,981	—	1,894,981
China	5,602,653	2,826,183	—	8,428,836
Denmark	—	1,905,081	—	1,905,081
Germany	—	727,256	—	727,256
India	1,161,698	—	—	1,161,698
Ireland	3,011,832	—	—	3,011,832
Japan	—	2,281,890	—	2,281,890
Netherlands	3,291,384	—	—	3,291,384
Portugal	—	1,255,029	—	1,255,029
South Korea	—	1,433,391	—	1,433,391
Spain	—	1,363,701	—	1,363,701
Thailand	—	3,066,324	—	3,066,324
United Kingdom	1,006,822	581,431	—	1,588,253
United States	31,522,810	—	—	31,522,810
Total Common Stocks	47,352,589	17,335,267	—	64,687,856
Total Investments	47,352,589	17,335,267	—	64,687,856
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	18,316	—	18,316
Liabilities
Forward Foreign Currency Exchange Contracts	—	(98,145)	—	(98,145)
Total	47,352,589	17,255,438	—	64,608,027

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Select International Equity Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 102.3%
AUSTRALIA 1.9%
Commonwealth Bank of Australia	94,657	$5,284,242
CSL Ltd.	54,041	4,517,653
Total		9,801,895
BELGIUM 3.6%
Anheuser-Busch InBev SA/NV	147,638	18,702,078
CANADA 0.6%
Canadian National Railway Co.	57,200	3,391,390
CHINA 0.6%
Alibaba Group Holding Ltd., ADR (a)	30,842	2,529,044
China Milk Products Group Ltd. (a)(b)	7,426,000	6
Sinopharm Group Co. Class H	138,000	640,540
Total		3,169,590
DENMARK 2.7%
Novo Nordisk A/S, Class B	252,782	14,059,621
FRANCE 7.7%
Airbus Group SE	237,118	14,779,723
L’Oreal SA	62,009	11,653,143
Schneider Electric SE	217,818	14,083,264
Total		40,516,130
GERMANY 9.9%
Allianz SE, Registered Shares	32,925	5,374,209
Bayer AG, Registered Shares	126,195	12,023,386
Brenntag AG	164,246	8,792,023
Continental AG	73,740	15,818,629
Linde AG	9,340	1,397,745
TUI AG	566,259	8,593,858
Total		51,999,850
HONG KONG 4.4%
AIA Group Ltd.	2,419,200	14,205,799
CK Hutchison Holdings Ltd.	136,000	1,577,669
HKT Trust & HKT Ltd.	3,716,000	5,384,572
Techtronic Industries Co., Ltd.	507,500	2,038,007
Total		23,206,047
INDONESIA 1.6%
PT Bank Rakyat Indonesia Persero Tbk	11,213,700	8,479,962

Issuer	Shares	Value

Common Stocks (continued)
IRELAND 5.1%
Bank of Ireland (a)	45,207,549	$13,782,253
CRH PLC	435,912	13,209,454
Total		26,991,707
JAPAN 24.1%
Alps Electric Co., Ltd.	330,300	6,597,719
Capcom Co., Ltd.	613,000	14,411,090
Dentsu, Inc.	281,300	14,128,700
FANUC Corp.	56,800	8,650,798
Hitachi High-Technologies Corp.	263,100	7,602,745
Japan Exchange Group, Inc.	333,200	4,496,377
Mitsubishi UFJ Financial Group, Inc.	2,285,900	11,293,539
Nomura Holdings, Inc.	1,063,800	4,565,216
OSG Corp.	293,100	5,303,399
Rakuten, Inc.	806,000	8,572,224
SCSK Corp.	280,400	10,530,026
Sekisui Chemical Co., Ltd.	833,000	10,794,178
Shimano, Inc.	41,200	6,373,230
Tadano Ltd.	1,004,300	9,069,660
Yaskawa Electric Corp.	353,500	4,440,213
Total		126,829,114
MALTA —%
BGP Holdings PLC (a)(b)	2,232,232	2
NETHERLANDS 5.5%
Akzo Nobel NV	99,942	6,783,230
ASML Holding NV	172,805	17,189,075
ING Groep NV-CVA	403,835	5,030,217
Total		29,002,522
SPAIN 1.9%
Industria de Diseno Textil SA	303,128	10,239,683
SWITZERLAND 7.4%
Roche Holding AG, Genusschein Shares	63,927	16,779,230
Sika AG	1,218	5,269,014
UBS AG	1,110,230	17,156,069
Total		39,204,313
UNITED KINGDOM 24.4%
3i Group PLC	880,394	7,159,789
AstraZeneca PLC	253,018	14,760,950
AstraZeneca PLC	25,675	1,526,092
Berendsen PLC	654,020	11,442,776
BT Group PLC	2,171,352	13,925,515

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Diageo PLC	402,133	$10,894,338
Hays PLC	4,861,799	9,583,597
Legal & General Group PLC	2,708,600	9,391,662
Rio Tinto PLC	175,129	4,927,113
Royal Dutch Shell PLC, Class A	633,522	15,479,350
Unilever PLC	389,634	17,753,705
Wolseley PLC	195,672	11,480,594
Total		128,325,481
UNITED STATES 0.9%
BB&T Corp.	125,751	4,573,564
Total Common Stocks (Cost: $523,748,996)		$538,492,949

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.434% (c)(d)	6,686,094	$6,686,094
Total Money Market Funds (Cost: $6,686,094)		$6,686,094
Total Investments (Cost: $530,435,090) (e)		$545,179,043(f)
Other Assets & Liabilities, Net		(19,036,465)
Net Assets		$526,142,578

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $8, which represents less than 0.01% of net assets.

(c)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,355,893	69,987,400	(65,657,199)	6,686,094	7,455	6,686,094

(e)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $530,435,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$49,832,000
Unrealized Depreciation	(35,088,000)
Net Unrealized Appreciation	$14,744,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	9,801,895	—	9,801,895
Belgium	—	18,702,078	—	18,702,078
Canada	3,391,390	—	—	3,391,390
China	2,529,044	640,540	6	3,169,590
Denmark	—	14,059,621	—	14,059,621
France	—	40,516,130	—	40,516,130
Germany	—	51,999,850	—	51,999,850
Hong Kong	—	23,206,047	—	23,206,047
Indonesia	—	8,479,962	—	8,479,962
Ireland	—	26,991,707	—	26,991,707
Japan	—	126,829,114	—	126,829,114
Malta	—	—	2	2
Netherlands	—	29,002,522	—	29,002,522
Spain	—	10,239,683	—	10,239,683
Switzerland	—	39,204,313	—	39,204,313
United Kingdom	—	128,325,481	—	128,325,481
United States	4,573,564	—	—	4,573,564
Total Common Stocks	10,493,998	527,998,943	8	538,492,949
Investments measured at net asset value
Money Market Funds	—	—	—	6,686,094
Total Investments	10,493,998	527,998,943	8	545,179,043

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Select Large Cap Equity Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.0%
CONSUMER DISCRETIONARY 12.7%
Internet & Catalog Retail 2.6%
Amazon.com, Inc. (a)	19,830	$14,332,926
Media 3.6%
Comcast Corp., Class A	224,414	14,205,406
DISH Network Corp., Class A (a)	103,830	5,181,117
Total		19,386,523
Specialty Retail 5.4%
Foot Locker, Inc.	105,750	5,913,540
Home Depot, Inc. (The)	109,034	14,405,572
TJX Companies, Inc. (The)	123,303	9,385,824
Total		29,704,936
Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.	149,280	5,884,618
TOTAL CONSUMER DISCRETIONARY		69,309,003
CONSUMER STAPLES 9.0%
Beverages 2.1%
PepsiCo, Inc.	111,440	11,274,385
Food & Staples Retailing 3.2%
CVS Health Corp.	109,984	10,607,957
SYSCO Corp.	149,180	7,177,050
Total		17,785,007
Tobacco 3.7%
Altria Group, Inc.	135,122	8,599,164
Philip Morris International, Inc.	116,203	11,466,912
Total		20,066,076
TOTAL CONSUMER STAPLES		49,125,468
ENERGY 7.6%
Energy Equipment & Services 1.2%
Halliburton Co.	152,830	6,446,369
Oil, Gas & Consumable Fuels 6.4%
BP PLC, ADR	195,690	6,144,666
EOG Resources, Inc.	85,840	6,983,942
Exxon Mobil Corp.	174,750	15,556,245
Suncor Energy, Inc.	227,610	6,293,417
Total		34,978,270
TOTAL ENERGY		41,424,639

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 16.9%
Banks 5.4%
Citigroup, Inc.	260,415	$12,127,527
JPMorgan Chase & Co.	266,753	17,410,968
Total		29,538,495
Capital Markets 4.7%
Bank of New York Mellon Corp. (The)	244,910	10,300,914
BlackRock, Inc.	25,148	9,150,100
Invesco Ltd.	198,950	6,247,030
Total		25,698,044
Diversified Financial Services 2.3%
Berkshire Hathaway, Inc., Class B (a)	87,736	12,330,417
Real Estate Investment Trusts (REITs) 4.5%
American Tower Corp.	95,000	10,049,100
AvalonBay Communities, Inc.	45,120	8,116,186
Public Storage	24,955	6,331,333
Total		24,496,619
TOTAL FINANCIALS		92,063,575
HEALTH CARE 11.9%
Biotechnology 5.4%
AbbVie, Inc.	145,960	9,185,263
Alexion Pharmaceuticals, Inc. (a)	37,761	5,698,135
Biogen, Inc. (a)	13,275	3,846,166
BioMarin Pharmaceutical, Inc. (a)	16,900	1,515,085
Celgene Corp. (a)	53,905	5,688,055
Vertex Pharmaceuticals, Inc. (a)	37,755	3,516,878
Total		29,449,582
Health Care Equipment & Supplies 2.0%
Medtronic PLC	135,312	10,889,910
Health Care Providers & Services 2.7%
Aetna, Inc.	65,876	7,459,139
Laboratory Corp. of America Holdings (a)	54,967	7,033,028
Total		14,492,167
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	65,007	9,866,113
TOTAL HEALTH CARE		64,697,772

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 10.7%
Aerospace & Defense 6.2%
Honeywell International, Inc.	68,510	$7,798,493
L-3 Communications Holdings, Inc.	39,050	5,358,051
Lockheed Martin Corp.	28,712	6,782,636
Northrop Grumman Corp.	30,050	6,390,733
United Technologies Corp.	72,360	7,277,969
Total		33,607,882
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	69,470	7,161,662
Airlines 1.3%
Delta Air Lines, Inc.	161,320	7,010,967
Industrial Conglomerates 0.9%
Carlisle Companies, Inc.	50,060	5,197,229
Machinery 1.0%
Xylem, Inc.	124,080	5,541,413
TOTAL INDUSTRIALS		58,519,153
INFORMATION TECHNOLOGY 21.1%
Communications Equipment 3.0%
Cisco Systems, Inc.	395,020	11,475,331
Palo Alto Networks, Inc. (a)	38,530	5,026,624
Total		16,501,955
Internet Software & Services 6.5%
Alibaba Group Holding Ltd., ADR (a)	26,240	2,151,680
Alphabet, Inc., Class A (a)	9,164	6,862,461
Alphabet, Inc., Class C (a)	18,051	13,280,482
Facebook, Inc., Class A (a)	108,070	12,839,797
Total		35,134,420
IT Services 1.8%
MasterCard, Inc., Class A	103,223	9,899,086
Semiconductors & Semiconductor Equipment 1.6%
Lam Research Corp.	107,450	8,897,934
Software 6.7%
Electronic Arts, Inc. (a)	100,084	7,681,447
Microsoft Corp.	379,953	20,137,509
Salesforce.com, Inc. (a)	103,555	8,668,589
Total		36,487,545

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	82,727	$8,261,118
TOTAL INFORMATION TECHNOLOGY		115,182,058
MATERIALS 1.6%
Chemicals 1.6%
Eastman Chemical Co.	120,810	8,862,622
TOTAL MATERIALS		8,862,622
UTILITIES 2.5%
Electric Utilities 2.5%
Edison International	94,680	6,781,928
PG&E Corp.	112,797	6,776,844
Total		13,558,772
TOTAL UTILITIES		13,558,772
Total Common Stocks (Cost: $435,082,539)		$512,743,062

Convertible Preferred Stocks 2.0%
CONSUMER STAPLES 1.0%
Food Products 1.0%
Tyson Foods, Inc., 4.750%	77,100	5,437,863
TOTAL CONSUMER STAPLES		5,437,863
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Hess Corp., 8.000%	70,940	5,396,406
TOTAL ENERGY		5,396,406
Total Convertible Preferred Stocks (Cost: $8,196,477)		$10,834,269

Warrants —%
HEALTH CARE —%
Health Care Providers & Services —%
HealthSouth Corp. (a)	2,715	$6,923
TOTAL HEALTH CARE		6,923
Total Warrants (Cost: $—)		$6,923

	Shares	Value

Money Market Funds 3.8%
Columbia Short-Term Cash Fund, 0.434% (b)(c)	20,909,819	$20,909,819
Total Money Market Funds (Cost: $20,909,819)		$20,909,819

Total Investments
(Cost: $464,188,835) (d)	$544,494,073(e)
Other Assets & Liabilities, Net	947,649
Net Assets	$545,441,722

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,435,397	26,326,752	(20,852,330)	20,909,819	17,363	20,909,819

(d)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $464,189,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$88,430,000
Unrealized Depreciation	(8,125,000)
Net Unrealized Appreciation	$80,305,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	69,309,003	—	—	69,309,003
Consumer Staples	49,125,468	—	—	49,125,468
Energy	41,424,639	—	—	41,424,639
Financials	92,063,575	—	—	92,063,575
Health Care	64,697,772	—	—	64,697,772
Industrials	58,519,153	—	—	58,519,153
Information Technology	115,182,058	—	—	115,182,058
Materials	8,862,622	—	—	8,862,622
Utilities	13,558,772	—	—	13,558,772
Total Common Stocks	512,743,062	—	—	512,743,062
Convertible Preferred Stocks
Consumer Staples	5,437,863	—	—	5,437,863
Energy	5,396,406	—	—	5,396,406
Total Convertible Preferred Stocks	10,834,269	—	—	10,834,269
Warrants
Health Care	6,923	—	—	6,923
Investments measured at net asset value
Money Market Funds	—	—	—	20,909,819
Total Investments	523,584,254	—	—	544,494,073

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Value Fund II

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.4%
CONSUMER DISCRETIONARY 10.1%
Auto Components 2.4%
Cooper-Standard Holding, Inc. (a)	120,000	$10,314,000
Tenneco, Inc. (a)	270,000	14,504,400
Tower International, Inc.	557,473	12,080,440
Total		36,898,840
Diversified Consumer Services 0.9%
Nord Anglia Education, Inc. (a)	650,000	14,443,000
Hotels, Restaurants & Leisure 1.3%
Penn National Gaming, Inc. (a)	785,000	12,300,950
Red Robin Gourmet Burgers, Inc. (a)	151,000	7,657,210
Total		19,958,160
Household Durables 1.4%
CalAtlantic Group, Inc.	234,785	8,684,697
Helen of Troy Ltd. (a)	122,900	12,637,807
Total		21,322,504
Media 1.6%
AMC Entertainment Holdings, Inc., Class A	420,000	12,070,800
Sinclair Broadcast Group, Inc., Class A	390,100	12,338,863
Total		24,409,663
Specialty Retail 2.1%
Children’s Place, Inc. (The)	165,000	11,629,200
Express, Inc. (a)	600,000	8,724,000
Finish Line, Inc., Class A (The)	393,000	7,125,090
TravelCenters of America LLC (a)	786,400	5,559,848
Total		33,038,138
Textiles, Apparel & Luxury Goods 0.4%
Sequential Brands Group, Inc. (a)	830,000	6,689,800
TOTAL CONSUMER DISCRETIONARY		156,760,105
CONSUMER STAPLES 4.0%
Food & Staples Retailing 0.6%
Performance Food Group Co. (a)	400,000	9,932,000
Food Products 3.4%
Darling Ingredients, Inc. (a)	860,000	13,201,000
Post Holdings, Inc. (a)	200,000	15,202,000
Sanderson Farms, Inc.	79,000	7,087,090
TreeHouse Foods, Inc. (a)	175,000	16,572,500
Total		52,062,590
TOTAL CONSUMER STAPLES		61,994,590

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 5.8%
Energy Equipment & Services 1.3%
Patterson-UTI Energy, Inc.	600,000	$11,166,000
Rowan Companies PLC, Class A	510,000	8,634,300
Total		19,800,300
Oil, Gas & Consumable Fuels 4.5%
Aegean Marine Petroleum Network, Inc.	669,600	4,459,536
Carrizo Oil & Gas, Inc. (a)	275,000	10,587,500
Matador Resources Co. (a)	762,000	17,312,640
Parsley Energy, Inc., Class A (a)	580,000	15,120,600
PDC Energy, Inc. (a)	188,000	10,913,400
Teekay Tankers Ltd., Class A	1,425,000	5,044,500
Whiting Petroleum Corp. (a)	500,000	6,175,000
Total		69,613,176
TOTAL ENERGY		89,413,476
FINANCIALS 35.0%
Banks 17.4%
Ameris Bancorp	440,000	14,005,200
Bank of the Ozarks, Inc.	275,000	10,700,250
Cathay General Bancorp	305,000	9,400,100
Community Bank System, Inc.	510,000	21,032,400
Customers Bancorp, Inc. (a)	515,000	13,848,350
FirstMerit Corp.	840,000	19,051,200
Independent Bank Corp.	435,000	21,441,150
PrivateBancorp, Inc.	410,000	18,183,500
Prosperity Bancshares, Inc.	242,000	13,031,700
Renasant Corp.	600,000	20,646,000
Sandy Spring Bancorp, Inc.	575,000	16,899,250
Sterling Bancorp	1,200,000	19,752,000
Umpqua Holdings Corp.	470,000	7,515,300
Union Bankshares Corp.	630,000	17,098,200
Western Alliance Bancorp (a)	575,000	21,677,500
Wilshire Bancorp, Inc.	1,280,000	14,630,400
Wintrust Financial Corp.	200,000	10,654,000
Total		269,566,500
Capital Markets 0.9%
Triplepoint Venture Growth BDC Corp.	289,631	3,122,222
Virtu Financial, Inc. Class A	609,414	10,853,663
Total		13,975,885
Insurance 5.5%
American Equity Investment Life Holding Co.	643,400	10,429,514
AMERISAFE, Inc.	345,000	20,951,850
Amtrust Financial Services, Inc.	460,000	12,199,200

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Argo Group International Holdings Ltd.	396,000	$20,849,400
CNO Financial Group, Inc.	496,000	10,063,840
First American Financial Corp.	275,900	10,550,416
Total		85,044,220
Real Estate Investment Trusts (REITs) 9.8%
American Assets Trust, Inc.	466,100	18,648,661
Brandywine Realty Trust	800,000	12,632,000
Chesapeake Lodging Trust	425,000	10,132,000
CubeSmart	500,000	15,920,000
First Industrial Realty Trust, Inc.	745,000	18,446,200
Highwoods Properties, Inc.	355,000	17,274,300
Kilroy Realty Corp.	122,000	7,704,300
LaSalle Hotel Properties	445,000	10,283,950
Mack-Cali Realty Corp.	555,000	14,563,200
PS Business Parks, Inc.	129,000	12,736,170
Sun Communities, Inc.	195,000	13,616,850
Total		151,957,631
Thrifts & Mortgage Finance 1.4%
EverBank Financial Corp.	871,000	13,343,720
MGIC Investment Corp. (a)	1,040,000	7,332,000
Total		20,675,720
TOTAL FINANCIALS		541,219,956
HEALTH CARE 5.5%
Biotechnology 0.5%
Emergent Biosolutions, Inc. (a)	190,000	8,337,200
Health Care Equipment & Supplies 0.7%
Globus Medical, Inc., Class A (a)	412,000	9,986,880
Health Care Providers & Services 3.0%
Amsurg Corp. (a)	147,900	11,061,441
LHC Group, Inc. (a)	253,000	10,626,000
LifePoint Health, Inc. (a)	80,000	5,303,200
VCA, Inc. (a)	303,000	19,673,790
Total		46,664,431
Life Sciences Tools & Services 0.6%
PAREXEL International Corp. (a)	144,000	9,056,160
Pharmaceuticals 0.7%
Catalent, Inc. (a)	388,100	10,913,372
TOTAL HEALTH CARE		84,958,043

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 13.1%
Aerospace & Defense 0.8%
Curtiss-Wright Corp.	147,000	$12,233,340
Airlines 1.5%
Skywest, Inc.	457,000	10,785,200
Spirit Airlines, Inc. (a)	280,000	12,171,600
Total		22,956,800
Commercial Services & Supplies 2.5%
ABM Industries, Inc.	415,000	14,180,550
Deluxe Corp.	253,000	16,477,890
Steelcase, Inc., Class A	508,000	8,107,680
Total		38,766,120
Construction & Engineering 2.9%
EMCOR Group, Inc.	335,000	15,929,250
Granite Construction, Inc.	246,700	10,590,831
MasTec, Inc. (a)	750,000	17,250,000
Total		43,770,081
Machinery 3.6%
Actuant Corp., Class A	320,000	8,732,800
Barnes Group, Inc.	325,000	10,851,750
Franklin Electric Co., Inc.	355,000	11,849,900
Joy Global, Inc.	397,000	6,760,910
Oshkosh Corp.	282,300	12,960,393
Wabash National Corp. (a)	329,000	4,665,220
Total		55,820,973
Road & Rail 0.4%
Swift Transportation Co. (a)	425,000	6,621,500
Trading Companies & Distributors 1.4%
Beacon Roofing Supply, Inc. (a)	355,000	15,318,250
Neff Corp. Class A (a)(b)	714,047	6,619,216
Total		21,937,466
TOTAL INDUSTRIALS		202,106,280
INFORMATION TECHNOLOGY 10.6%
Communications Equipment 1.2%
Finisar Corp. (a)	670,000	11,269,400
Oclaro, Inc. (a)	1,450,000	7,264,500
Total		18,533,900

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components 3.1%
Fabrinet (a)	310,000	$11,005,000
II-VI, Inc. (a)	673,500	13,725,930
Rogers Corp. (a)	150,000	9,970,500
SYNNEX Corp.	146,000	13,300,600
Total		48,002,030
IT Services 0.7%
Science Applications International Corp.	198,000	10,804,860
Semiconductors & Semiconductor Equipment 3.6%
Cirrus Logic, Inc. (a)	315,000	11,340,000
Cypress Semiconductor Corp.	1,360,000	14,456,800
Integrated Device Technology, Inc. (a)	535,000	12,492,250
IXYS Corp.	375,125	4,092,614
Kulicke & Soffa Industries, Inc. (a)	1,075,000	13,426,750
Total		55,808,414
Software 1.3%
AVG Technologies NV (a)	400,000	7,688,000
Ebix, Inc.	98,000	4,432,540
Take-Two Interactive Software, Inc. (a)	207,000	8,054,370
Total		20,174,910
Technology Hardware, Storage & Peripherals 0.7%
Super Micro Computer, Inc. (a)	405,000	10,627,200
TOTAL INFORMATION TECHNOLOGY		163,951,314
MATERIALS 6.5%
Chemicals 2.1%
Cabot Corp.	316,000	14,444,360
Olin Corp.	510,700	11,751,207
Orion Engineered Carbons SA	429,000	6,808,230
Total		33,003,797
Construction Materials 0.8%
US Concrete, Inc. (a)	190,000	12,186,600

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 2.5%
Carpenter Technology Corp.	432,200	$13,847,688
Hecla Mining Co.	1,850,000	7,511,000
Materion Corp.	365,000	8,829,350
United States Steel Corp.	568,000	8,218,960
Total		38,406,998
Paper & Forest Products 1.1%
Neenah Paper, Inc.	239,000	16,584,210
TOTAL MATERIALS		100,181,605
UTILITIES 5.8%
Gas Utilities 4.0%
New Jersey Resources Corp.	485,000	17,047,750
ONE Gas, Inc.	142,000	8,328,300
South Jersey Industries, Inc.	595,000	17,189,550
Southwest Gas Corp.	280,000	19,440,400
Total		62,006,000
Multi-Utilities 1.8%
Avista Corp.	460,000	18,501,200
Black Hills Corp.	159,100	9,631,914
Total		28,133,114
TOTAL UTILITIES		90,139,114
Total Common Stocks (Cost: $1,162,414,800)		$1,490,724,483

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.434% (b)(c)	48,249,719	$48,249,719
Total Money Market Funds (Cost: $48,249,719)		$48,249,719
Total Investments
(Cost: $1,210,664,519) (d)		$1,538,974,202(e)
Other Assets & Liabilities, Net		7,921,183
Net Assets		$1,546,895,385

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	53,559,959	99,681,541	(104,991,781)	48,249,719	54,567	48,249,719
Neff Corp. Class A	10,710,705	—	—	10,710,705	—	6,619,216
Total	64,270,664	99,681,541	(104,991,781)	58,960,424	54,567	54,868,935

(c)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(d)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $1,210,665,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$377,647,000
Unrealized Depreciation	(49,338,000)
Net Unrealized Appreciation	$328,309,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	156,760,105	—	—	156,760,105
Consumer Staples	61,994,590	—	—	61,994,590
Energy	89,413,476	—	—	89,413,476
Financials	541,219,956	—	—	541,219,956
Health Care	84,958,043	—	—	84,958,043
Industrials	202,106,280	—	—	202,106,280
Information Technology	163,951,314	—	—	163,951,314
Materials	100,181,605	—	—	100,181,605
Utilities	90,139,114	—	—	90,139,114
Total Common Stocks	1,490,724,483	—	—	1,490,724,483
Investments measured at net asset value
Money Market Funds	—	—	—	48,249,719
Total Investments	1,490,724,483	—	—	1,538,974,202

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Index Fund

May 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%
CONSUMER DISCRETIONARY 13.5%
Auto Components 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	362,730	$6,046,709
Dorman Products, Inc. (a)	144,325	7,968,183
Drew Industries, Inc.	116,287	8,995,962
Gentherm, Inc. (a)	173,270	6,338,217
Motorcar Parts of America, Inc. (a)	87,420	2,619,103
Standard Motor Products, Inc.	93,909	3,628,644
Superior Industries International, Inc.	110,354	2,995,008
Total		38,591,826
Automobiles 0.1%
Winnebago Industries, Inc.	128,690	2,898,099
Distributors 0.3%
Core-Mark Holding Co., Inc.	110,380	9,450,735
VOXX International Corp. (a)	95,054	314,629
Total		9,765,364
Diversified Consumer Services 0.4%
American Public Education, Inc. (a)	76,564	2,163,699
Capella Education Co.	50,943	2,672,979
Career Education Corp. (a)	324,818	1,909,930
Regis Corp. (a)	181,980	2,373,019
Strayer Education, Inc. (a)	52,595	2,533,501
Universal Technical Institute, Inc.	100,562	330,849
Total		11,983,977
Hotels, Restaurants & Leisure 2.9%
Belmond Ltd., Class A (a)	415,230	3,948,837
Biglari Holdings, Inc. (a)	5,029	2,013,159
BJ’s Restaurants, Inc. (a)	94,262	4,222,938
Bob Evans Farms, Inc.	94,450	4,213,415
Boyd Gaming Corp. (a)	383,783	7,257,337
Chuy’s Holdings, Inc. (a)	78,600	2,589,870
DineEquity, Inc.	79,541	6,686,217
Interval Leisure Group, Inc.	526,548	7,561,229
Krispy Kreme Doughnuts, Inc. (a)	300,080	6,415,710
Marcus Corp. (The)	90,403	1,753,818
Marriott Vacations Worldwide Corp.	119,707	7,254,244
Monarch Casino & Resort, Inc. (a)	51,025	1,077,648
Papa John’s International, Inc.	133,186	8,436,001
Popeyes Louisiana Kitchen, Inc. (a)	107,090	6,224,071
Red Robin Gourmet Burgers, Inc. (a)	65,014	3,296,860
Ruby Tuesday, Inc. (a)	295,955	1,148,305
Ruth’s Hospitality Group, Inc.	160,448	2,665,041
Scientific Games Corp., Class A (a)	239,380	2,343,530

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
Sonic Corp.	234,283	$6,979,291
Total		86,087,521
Household Durables 1.5%
Cavco Industries, Inc. (a)	39,530	3,926,120
Ethan Allen Interiors, Inc.	122,032	4,121,021
Installed Building Products, Inc. (a)	79,290	2,650,665
iRobot Corp. (a)	131,025	5,044,462
La-Z-Boy, Inc.	237,977	6,301,631
M/I Homes, Inc. (a)	117,603	2,220,345
MDC Holdings, Inc.	187,000	4,345,880
Meritage Homes Corp. (a)	176,491	6,440,156
TopBuild Corp. (a)	180,510	6,523,631
Universal Electronics, Inc. (a)	69,159	4,490,494
Total		46,064,405
Internet & Catalog Retail 0.3%
Blue Nile, Inc.	55,522	1,464,115
FTD Companies, Inc. (a)	87,510	2,383,773
Nutrisystem, Inc.	140,302	3,807,796
PetMed Express, Inc.	96,088	1,809,337
Total		9,465,021
Leisure Products 0.4%
Arctic Cat, Inc.	62,129	980,395
Callaway Golf Co.	447,245	4,499,285
Sturm Ruger & Co., Inc.	90,370	5,985,205
Total		11,464,885
Media 0.7%
EW Scripps Co. (The), Class A (a)	254,094	4,284,025
Gannett Co., Inc.	553,690	8,648,638
Harte-Hanks, Inc.	224,960	222,463
Scholastic Corp.	127,800	4,990,590
Sizmek, Inc. (a)	93,403	227,903
World Wrestling Entertainment, Inc., Class A	163,400	2,870,938
Total		21,244,557
Multiline Retail 0.1%
Fred’s, Inc., Class A	167,439	2,458,004
Tuesday Morning Corp. (a)	211,702	1,439,574
Total		3,897,578
Specialty Retail 3.9%
Asbury Automotive Group, Inc. (a)	105,660	5,927,526
Barnes & Noble Education, Inc. (a)	186,423	1,771,018
Barnes & Noble, Inc.	288,580	3,356,185
Big 5 Sporting Goods Corp.	87,805	735,806

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Buckle, Inc. (The)	132,941	$3,287,631
Caleres, Inc.	208,424	5,098,051
Cato Corp. (The), Class A	124,755	4,721,977
Children’s Place, Inc. (The)	95,241	6,712,586
Express, Inc. (a)	342,510	4,980,095
Finish Line, Inc., Class A (The)	211,577	3,835,891
Five Below, Inc. (a)	260,180	10,891,135
Francesca’s Holdings Corp. (a)	198,695	2,070,402
Genesco, Inc. (a)	99,732	6,442,687
Group 1 Automotive, Inc.	100,115	6,225,151
Haverty Furniture Companies, Inc.	95,996	1,784,566
Hibbett Sports, Inc. (a)	108,683	3,753,911
Kirkland’s, Inc.	68,504	910,418
Lithia Motors, Inc., Class A	110,542	9,102,028
Lumber Liquidators Holdings, Inc. (a)	129,208	1,692,625
MarineMax, Inc. (a)	115,569	1,962,362
Monro Muffler Brake, Inc.	153,561	9,666,665
Outerwall, Inc.	79,248	3,268,980
Rent-A-Center, Inc.	253,240	3,335,171
Select Comfort Corp. (a)	231,961	5,200,565
Sonic Automotive, Inc., Class A	137,891	2,462,733
Stage Stores, Inc.	128,192	708,902
Stein Mart, Inc.	139,441	969,115
Tailored Brands, Inc.	230,760	3,182,180
Vitamin Shoppe, Inc. (a)	115,763	3,500,673
Zumiez, Inc. (a)	95,458	1,420,415
Total		118,977,450
Textiles, Apparel & Luxury Goods 1.6%
Crocs, Inc. (a)	348,238	3,426,662
G-III Apparel Group Ltd. (a)	191,140	7,477,397
Iconix Brand Group, Inc. (a)	230,831	1,779,707
Movado Group, Inc.	78,153	1,603,700
Oxford Industries, Inc.	69,596	4,410,299
Perry Ellis International, Inc. (a)	56,422	1,092,330
Steven Madden Ltd. (a)	265,292	9,102,169
Tumi Holdings, Inc. (a)	266,810	7,158,512
Unifi, Inc. (a)	71,480	1,796,292
Vera Bradley, Inc. (a)	97,820	1,498,602
Wolverine World Wide, Inc.	476,482	8,676,737
Total		48,022,407
TOTAL CONSUMER DISCRETIONARY		408,463,090
CONSUMER STAPLES 2.7%
Food & Staples Retailing 0.3%
Andersons, Inc. (The)	125,339	4,484,629

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
SpartanNash Co.	177,839	$5,283,597
Total		9,768,226
Food Products 1.7%
B&G Foods, Inc.	295,916	12,721,429
Cal-Maine Foods, Inc.	147,976	6,584,932
Calavo Growers, Inc.	70,482	3,989,986
Darling Ingredients, Inc. (a)	783,073	12,020,171
J&J Snack Foods Corp.	70,407	7,427,938
Sanderson Farms, Inc.	94,757	8,500,650
Seneca Foods Corp., Class A (a)	28,663	894,859
Snyders-Lance, Inc.	75	2,318
Total		52,142,283
Household Products 0.4%
Central Garden & Pet Co. (a)	47,140	880,575
Central Garden & Pet Co., Class A (a)	157,082	2,863,605
WD-40 Co.	63,869	7,113,091
Total		10,857,271
Personal Products 0.1%
Inter Parfums, Inc.	81,339	2,378,353
Medifast, Inc.	44,309	1,413,900
Total		3,792,253
Tobacco 0.2%
Universal Corp.	108,360	5,927,292
TOTAL CONSUMER STAPLES		82,487,325
ENERGY 2.7%
Energy Equipment & Services 1.5%
Archrock, Inc.	331,240	2,527,361
Atwood Oceanics, Inc.	278,040	2,966,687
Basic Energy Services, Inc. (a)	185,181	362,955
Bristow Group, Inc.	166,715	2,235,648
CARBO Ceramics, Inc.	94,110	1,160,376
Era Group, Inc. (a)	91,899	879,473
Exterran Corp. (a)	167,620	2,100,279
Geospace Technologies Corp. (a)	63,570	1,101,668
Gulf Island Fabrication, Inc.	63,867	441,960
Gulfmark Offshore, Inc., Class A (a)	123,110	398,876
Helix Energy Solutions Group, Inc. (a)	477,050	3,821,170
Hornbeck Offshore Services, Inc. (a)	152,759	1,269,427
Matrix Service Co. (a)	128,376	2,127,190
Newpark Resources, Inc. (a)	401,330	1,842,105
Pioneer Energy Services Corp. (a)	307,638	1,098,268

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
SEACOR Holdings, Inc. (a)	75,324	$4,321,338
Tesco Corp.	187,305	1,371,073
Tetra Technologies, Inc. (a)	382,809	2,093,965
Tidewater, Inc.	224,030	970,050
Unit Corp. (a)	243,370	3,399,879
US Silica Holdings, Inc.	296,340	8,454,580
Total		44,944,328
Oil, Gas & Consumable Fuels 1.2%
Bill Barrett Corp. (a)	237,800	1,690,758
Bonanza Creek Energy, Inc. (a)	194,550	511,667
Carrizo Oil & Gas, Inc. (a)	258,785	9,963,223
Cloud Peak Energy, Inc. (a)	291,764	571,857
Contango Oil & Gas Co. (a)	83,298	901,284
Green Plains, Inc.	172,500	3,201,600
Northern Oil and Gas, Inc. (a)	249,940	1,089,738
PDC Energy, Inc. (a)	216,527	12,569,392
REX American Resources Corp. (a)	27,480	1,605,382
Synergy Resources Corp. (a)	908,990	5,490,300
Total		37,595,201
TOTAL ENERGY		82,539,529
FINANCIALS 22.8%
Banks 9.5%
Ameris Bancorp	132,640	4,221,931
Banc of California, Inc.	234,280	4,699,657
Banner Corp.	97,053	4,317,888
BBCN Bancorp, Inc.	379,512	6,170,865
Boston Private Financial Holdings, Inc.	398,215	5,013,527
Brookline Bancorp, Inc.	335,774	3,905,052
Cardinal Financial Corp.	154,415	3,505,220
Central Pacific Financial Corp.	149,420	3,581,597
City Holding Co.	71,460	3,512,974
Columbia Banking System, Inc.	275,425	8,392,200
Community Bank System, Inc.	209,280	8,630,707
Customers Bancorp, Inc. (a)	128,800	3,463,432
CVB Financial Corp.	471,854	8,281,038
First BanCorp (a)	553,999	2,332,336
First Commonwealth Financial Corp.	424,322	3,984,384
First Financial Bancorp	294,015	5,812,677
First Financial Bankshares, Inc.	314,922	10,553,036
First Midwest Bancorp, Inc.	373,602	6,986,357
First NBC Bank Holding Co. (a)	75,530	1,410,145
Glacier Bancorp, Inc.	362,917	9,922,151
Great Western Bancorp, Inc.	279,800	9,518,796
Hanmi Financial Corp.	153,390	3,733,513

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Home Bancshares, Inc.	291,320	$12,803,514
Independent Bank Corp.	125,426	6,182,248
LegacyTexas Financial Group, Inc.	209,083	5,628,514
MB Financial, Inc.	327,708	11,846,644
NBT Bancorp, Inc.	205,700	5,998,212
OFG Bancorp	209,240	1,912,454
Old National Bancorp	642,776	8,458,932
Opus Bank	85,260	3,210,892
Pinnacle Financial Partners, Inc.	168,353	8,279,600
S&T Bancorp, Inc.	166,037	4,295,377
ServisFirst Bancshares, Inc.	103,500	5,386,140
Simmons First National Corp., Class A	136,142	6,464,022
Southside Bancshares, Inc.	116,325	3,430,412
Sterling Bancorp	572,630	9,425,490
Talmer Bancorp, Inc. Class A	302,730	6,036,436
Texas Capital Bancshares, Inc. (a)	218,869	11,214,848
Tompkins Financial Corp.	58,593	3,898,778
UMB Financial Corp.	200,817	11,557,018
United Bankshares, Inc.	308,878	12,296,433
United Community Banks, Inc.	335,345	6,750,495
Westamerica Bancorporation	121,770	5,924,110
Wilshire Bancorp, Inc.	337,600	3,858,768
Wintrust Financial Corp.	231,001	12,305,423
Total		289,114,243
Capital Markets 1.5%
Calamos Asset Management, Inc., Class A	82,262	632,595
Evercore Partners, Inc., Class A	189,475	9,852,700
Financial Engines, Inc.	246,908	6,824,537
Greenhill & Co., Inc.	132,230	2,726,583
HFF, Inc., Class A	164,847	5,308,073
Interactive Brokers Group, Inc., Class A	277,730	11,159,191
INTL FCStone, Inc. (a)	73,710	2,055,772
Investment Technology Group, Inc.	156,403	2,884,071
Piper Jaffray Companies (a)	67,558	2,852,974
Virtus Investment Partners, Inc.	31,277	2,546,261
Total		46,842,757
Consumer Finance 0.9%
Cash America International, Inc.	116,720	4,233,434
Encore Capital Group, Inc. (a)	112,175	3,016,386
Enova International, Inc. (a)	128,091	932,502
Ezcorp, Inc., Class A (a)	247,674	1,679,230
First Cash Financial Services, Inc.	134,713	5,885,611
Green Dot Corp., Class A (a)	215,125	4,745,658

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance (continued)
PRA Group, Inc. (a)	220,464	$6,064,965
World Acceptance Corp. (a)	40,430	1,765,982
Total		28,323,768
Insurance 2.9%
American Equity Investment Life Holding Co.	390,470	6,329,519
AMERISAFE, Inc.	91,250	5,541,612
eHealth, Inc. (a)	79,498	1,098,662
Employers Holdings, Inc.	153,666	4,586,930
HCI Group, Inc.	42,690	1,355,408
Horace Mann Educators Corp.	192,667	6,562,238
Infinity Property & Casualty Corp.	52,804	4,115,016
Navigators Group, Inc. (The) (a)	52,346	4,767,674
ProAssurance Corp.	253,186	13,289,733
RLI Corp.	180,836	11,955,068
Safety Insurance Group, Inc.	66,947	3,977,321
Selective Insurance Group, Inc.	274,679	10,204,325
Stewart Information Services Corp.	106,330	3,957,603
United Fire Group, Inc.	100,965	4,156,729
United Insurance Holdings Corp.	85,190	1,495,936
Universal Insurance Holdings, Inc.	152,400	2,962,656
Total		86,356,430
Real Estate Investment Trusts (REITs) 6.3%
Acadia Realty Trust	336,092	11,393,519
Agree Realty Corp.	108,265	4,608,841
American Assets Trust, Inc.	188,430	7,539,084
Capstead Mortgage Corp.	457,645	4,420,851
CareTrust REIT, Inc.	270,196	3,617,924
Cedar Realty Trust, Inc.	356,706	2,422,034
Chesapeake Lodging Trust	286,580	6,832,067
Coresite Realty Corp.	144,400	10,952,740
Cousins Properties, Inc.	958,101	10,290,005
DiamondRock Hospitality Co.	957,498	8,560,032
EastGroup Properties, Inc.	153,402	9,822,330
Four Corners Property Trust, Inc.	256,864	4,993,436
Franklin Street Properties Corp.	425,305	4,852,730
Geo Group, Inc. (The)	351,807	11,701,101
Getty Realty Corp.	125,286	2,533,283
Government Properties Income Trust	339,255	6,649,398
Kite Realty Group Trust	397,840	10,689,961
Lexington Realty Trust	1,009,789	9,542,506
LTC Properties, Inc.	178,951	8,342,696
Parkway Properties, Inc.	388,711	6,783,007
Pennsylvania Real Estate Investment Trust	330,374	6,970,891

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
PS Business Parks, Inc.	92,840	$9,166,093
Retail Opportunity Investments Corp.	475,020	9,604,904
Sabra Health Care REIT, Inc.	310,941	6,511,105
Saul Centers, Inc.	54,302	3,050,686
Summit Hotel Properties, Inc.	413,990	4,843,683
Universal Health Realty Income Trust	58,486	3,129,001
Urstadt Biddle Properties, Inc., Class A	126,236	2,671,154
Total		192,495,062
Real Estate Management & Development 0.2%
Forestar Group, Inc. (a)	161,726	1,979,526
RE/MAX Holdings, Inc., Class A	83,870	3,387,510
Total		5,367,036
Thrifts & Mortgage Finance 1.5%
Astoria Financial Corp.	435,310	6,956,254
Bank Mutual Corp.	202,166	1,639,566
BofI Holding, Inc. (a)	273,590	5,135,284
Dime Community Bancshares, Inc.	146,174	2,683,755
LendingTree, Inc. (a)	32,850	2,734,763
Northfield Bancorp, Inc.	186,500	2,900,075
Northwest Bancshares, Inc.	485,446	7,189,455
Oritani Financial Corp.	180,018	3,015,302
Provident Financial Services, Inc.	282,441	5,767,445
TrustCo Bank Corp.	454,895	2,988,660
Walker & Dunlop, Inc. (a)	129,770	3,118,373
Total		44,128,932
TOTAL FINANCIALS		692,628,228
HEALTH CARE 12.3%
Biotechnology 1.4%
Acorda Therapeutics, Inc. (a)	218,215	6,208,217
AMAG Pharmaceuticals, Inc. (a)	165,750	3,553,680
Emergent Biosolutions, Inc. (a)	146,859	6,444,173
Enanta Pharmaceuticals, Inc. (a)	63,190	1,550,051
Ligand Pharmaceuticals, Inc. (a)	86,490	10,343,339
MiMedx Group, Inc. (a)	467,950	3,682,766
Momenta Pharmaceuticals, Inc. (a)	296,011	3,487,009
Repligen Corp. (a)	157,560	3,775,138
Spectrum Pharmaceuticals, Inc. (a)	282,655	2,117,086
Total		41,161,459
Health Care Equipment & Supplies 4.1%
Abaxis, Inc.	101,519	4,671,904
Analogic Corp.	59,230	4,856,860
Angiodynamics, Inc. (a)	126,350	1,517,463
Anika Therapeutics, Inc. (a)	68,350	3,234,322

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Cantel Medical Corp.	171,085	$11,365,177
CONMED Corp.	122,928	4,894,993
CryoLife, Inc.	121,540	1,403,787
Cynosure Inc., Class A (a)	109,626	5,236,834
Greatbatch, Inc. (a)	120,382	3,799,256
Haemonetics Corp. (a)	242,537	6,791,036
ICU Medical, Inc. (a)	69,199	7,196,004
Inogen, Inc. (a)	68,430	3,266,848
Integra LifeSciences Holdings Corp. (a)	137,659	10,284,504
Invacare Corp.	144,252	1,543,496
Masimo Corp. (a)	212,440	10,566,766
Meridian Bioscience, Inc.	200,570	3,907,104
Merit Medical Systems, Inc. (a)	211,148	3,963,248
Natus Medical, Inc. (a)	158,140	5,112,666
Neogen Corp. (a)	178,599	8,817,433
NuVasive, Inc. (a)	237,011	12,886,288
SurModics, Inc. (a)	61,989	1,366,238
Vascular Solutions, Inc. (a)	82,790	3,153,471
Zeltiq Aesthetics, Inc. (a)	152,640	4,344,134
Total		124,179,832
Health Care Providers & Services 3.6%
Aceto Corp.	140,960	3,144,818
Adeptus Health, Inc., Class A (a)	57,160	4,086,940
Air Methods Corp. (a)	163,980	5,554,003
Almost Family, Inc. (a)	41,264	1,725,248
Amedisys, Inc. (a)	134,984	6,866,636
AMN Healthcare Services, Inc. (a)	228,080	8,516,507
Chemed Corp.	81,018	10,565,557
Corvel Corp. (a)	48,558	2,337,582
Cross Country Healthcare, Inc. (a)	155,371	2,116,153
Diplomat Pharmacy, Inc. (a)	168,830	5,500,481
Ensign Group, Inc. (The)	224,998	4,466,210
ExamWorks Group, Inc. (a)	186,010	6,493,609
HealthEquity, Inc. (a)	167,670	4,327,563
Healthways, Inc. (a)	149,931	1,799,172
Kindred Healthcare, Inc.	399,725	4,744,736
Landauer, Inc.	45,706	1,811,329
LHC Group, Inc. (a)	61,720	2,592,240
Magellan Health, Inc. (a)	117,886	7,809,947
PharMerica Corp. (a)	145,559	3,867,503
Providence Service Corp. (The) (a)	60,130	2,859,783
Quorum Health Corp. (a)	134,460	1,781,595
Select Medical Holdings Corp. (a)	500,950	6,347,036
Surgical Care Affiliates, Inc. (a)	128,940	5,772,644

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
U.S. Physical Therapy, Inc.	59,610	$3,443,670
Total		108,530,962
Health Care Technology 1.0%
Computer Programs & Systems, Inc.	50,561	2,090,698
HealthStream, Inc. (a)	116,249	2,730,689
HMS Holdings Corp. (a)	400,690	6,621,402
Medidata Solutions, Inc. (a)	268,832	12,350,142
Omnicell, Inc. (a)	170,915	5,529,100
Quality Systems, Inc.	212,003	2,694,558
Total		32,016,589
Life Sciences Tools & Services 0.4%
Albany Molecular Research, Inc. (a)	128,700	1,868,724
Cambrex Corp. (a)	151,673	7,418,326
Luminex Corp. (a)	183,154	3,771,141
Total		13,058,191
Pharmaceuticals 1.8%
ANI Pharmaceuticals, Inc. (a)	36,040	1,951,566
Depomed, Inc. (a)	290,500	5,934,915
Impax Laboratories, Inc. (a)	325,520	11,116,508
Lannett Co., Inc. (a)	132,830	3,239,724
Medicines Co. (The) (a)	331,237	12,457,824
Nektar Therapeutics (a)	648,400	10,011,296
Phibro Animal Health Corp., Class A	88,190	1,674,728
Sagent Pharmaceuticals, Inc. (a)	114,340	1,479,560
Sciclone Pharmaceuticals, Inc. (a)	235,520	3,332,608
Supernus Pharmaceuticals, Inc. (a)	163,350	3,186,958
Total		54,385,687
TOTAL HEALTH CARE		373,332,720
INDUSTRIALS 17.9%
Aerospace & Defense 1.3%
AAR Corp.	157,223	3,837,813
Aerojet Rocketdyne Holdings, Inc. (a)	307,177	5,295,731
Aerovironment, Inc. (a)	97,869	2,819,606
American Science & Engineering, Inc.	34,186	1,074,808
Cubic Corp.	104,207	4,251,645
Engility Holdings, Inc. (a)	82,396	1,938,778
Mercury Systems, Inc. (a)	187,599	3,986,479
Moog, Inc., Class A (a)	159,144	8,582,636
National Presto Industries, Inc.	23,147	2,069,342
Taser International, Inc. (a)	256,110	5,729,181
Total		39,586,019

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	117,515	$5,151,857
Echo Global Logistics, Inc. (a)	118,930	2,694,954
Forward Air Corp.	145,689	6,627,393
HUB Group, Inc., Class A (a)	166,887	6,678,818
Total		21,153,022
Airlines 0.8%
Allegiant Travel Co.	62,502	8,689,028
Hawaiian Holdings, Inc. (a)	226,690	9,171,878
Skywest, Inc.	243,869	5,755,308
Total		23,616,214
Building Products 1.7%
AAON, Inc.	189,779	5,207,536
American Woodmark Corp. (a)	65,210	5,266,360
Apogee Enterprises, Inc.	137,770	6,229,959
Gibraltar Industries, Inc. (a)	141,807	4,237,193
Griffon Corp.	181,185	3,052,967
PGT, Inc. (a)	232,060	2,487,683
Quanex Building Products Corp.	163,214	3,251,223
Simpson Manufacturing Co., Inc.	195,796	7,747,648
Trex Co., Inc. (a)	139,900	6,319,283
Universal Forest Products, Inc.	96,070	8,064,116
Total		51,863,968
Commercial Services & Supplies 3.4%
ABM Industries, Inc.	266,808	9,116,829
Brady Corp., Class A	222,746	7,081,095
Brink’s Co. (The)	233,180	6,797,197
Essendant, Inc.	177,854	5,476,125
G&K Services, Inc., Class A	94,899	7,113,629
Healthcare Services Group, Inc.	344,266	13,426,374
Interface, Inc.	314,259	5,329,833
Matthews International Corp., Class A	157,470	8,640,379
Mobile Mini, Inc.	212,699	7,327,481
Multi-Color Corp.	62,510	3,897,498
Team, Inc. (a)	142,380	4,316,962
Tetra Tech, Inc.	279,624	8,556,494
U.S. Ecology, Inc.	103,820	4,704,084
Unifirst Corp.	72,842	8,425,634
Viad Corp.	96,052	3,055,414
Total		103,265,028
Construction & Engineering 1.3%
Aegion Corp. (a)	168,668	3,371,673
Comfort Systems U.S.A., Inc.	178,523	5,712,736
Dycom Industries, Inc. (a)	156,904	13,319,580
EMCOR Group, Inc.	289,329	13,757,594

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
MYR Group, Inc. (a)	86,940	$2,103,079
Orion Group Holdings, Inc. (a)	130,128	607,698
Total		38,872,360
Electrical Equipment 1.0%
AZZ, Inc.	123,235	7,273,330
Encore Wire Corp.	98,674	3,847,299
EnerSys	207,174	12,455,301
General Cable Corp.	234,150	3,198,489
Powell Industries, Inc.	41,715	1,485,054
Vicor Corp. (a)	78,659	799,175
Total		29,058,648
Machinery 4.5%
Actuant Corp., Class A	280,964	7,667,508
Alamo Group, Inc.	44,680	2,754,075
Albany International Corp., Class A	137,372	5,402,841
Astec Industries, Inc.	89,907	4,795,639
Barnes Group, Inc.	241,670	8,069,361
Briggs & Stratton Corp.	205,804	4,593,545
Chart Industries, Inc. (a)	145,900	3,787,564
CIRCOR International, Inc.	78,092	4,376,276
EnPro Industries, Inc.	104,673	5,293,314
ESCO Technologies, Inc.	123,172	4,960,136
Federal Signal Corp.	297,766	3,873,936
Franklin Electric Co., Inc.	182,556	6,093,719
Greenbrier Companies, Inc. (The)	124,130	3,562,531
Harsco Corp.	382,030	2,513,757
Hillenbrand, Inc.	300,505	9,381,766
John Bean Technologies Corp.	139,448	8,461,705
Lindsay Corp.	53,108	3,788,725
Lydall, Inc. (a)	81,638	3,090,815
Mueller Industries, Inc.	272,640	8,476,378
Proto Labs, Inc. (a)	112,480	7,401,184
SPX Corp.	199,650	3,308,201
SPX FLOW, Inc. (a)	198,570	5,951,143
Standex International Corp.	61,208	5,304,897
Tennant Co.	84,190	4,521,003
Titan International, Inc.	208,460	1,321,636
Watts Water Technologies, Inc., Class A	133,795	7,699,902
Total		136,451,557
Marine 0.2%
Matson, Inc.	207,220	6,906,642

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 1.8%
CDI Corp.	69,544	$441,604
Exponent, Inc.	122,680	6,613,679
Heidrick & Struggles International, Inc.	82,422	1,521,510
Insperity, Inc.	77,062	5,546,152
Kelly Services, Inc., Class A	141,729	2,809,069
Korn/Ferry International	273,237	7,882,887
Navigant Consulting, Inc. (a)	226,132	3,602,283
On Assignment, Inc. (a)	228,382	8,603,150
Resources Connection, Inc.	177,117	2,759,483
TrueBlue, Inc. (a)	200,471	3,971,331
Wageworks, Inc. (a)	171,440	9,609,212
Total		53,360,360
Road & Rail 0.7%
ArcBest Corp.	115,605	1,991,874
Celadon Group, Inc.	132,960	1,313,645
Heartland Express, Inc.	282,076	5,212,764
Knight Transportation, Inc.	292,379	7,636,940
Marten Transport Ltd.	113,870	2,256,903
Roadrunner Transportation Systems, Inc. (a)	144,190	1,160,730
Saia, Inc. (a)	119,130	3,105,719
Total		22,678,575
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	187,251	8,463,745
DXP Enterprises, Inc. (a)	60,510	839,879
Kaman Corp.	128,851	5,503,226
Veritiv Corp. (a)	38,920	1,513,210
Total		16,320,060
TOTAL INDUSTRIALS		543,132,453
INFORMATION TECHNOLOGY 15.3%
Communications Equipment 1.2%
ADTRAN, Inc.	234,850	4,567,833
Bel Fuse, Inc., Class B	42,160	762,253
Black Box Corp.	73,373	920,831
CalAmp Corp. (a)	174,355	2,620,556
Comtech Telecommunications Corp.	77,037	1,774,933
Digi International, Inc. (a)	123,087	1,358,880
Harmonic, Inc. (a)	362,576	1,036,967
Ixia (a)	293,971	2,986,745
Lumentum Holdings, Inc. (a)	225,470	5,713,410
NETGEAR, Inc. (a)	154,625	6,958,125
Viavi Solutions, Inc. (a)	1,105,330	7,549,404
Total		36,249,937

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components 4.4%
Agilysys, Inc. (a)	72,314	$848,243
Anixter International, Inc. (a)	135,241	8,141,508
Badger Meter, Inc.	69,268	5,195,100
Benchmark Electronics, Inc. (a)	237,631	4,926,091
Coherent, Inc. (a)	115,409	10,920,000
CTS Corp.	155,377	2,778,141
Daktronics, Inc.	184,593	1,471,206
DTS, Inc. (a)	83,408	2,156,097
Electro Scientific Industries, Inc. (a)	132,133	920,967
ePlus, Inc. (a)	27,840	2,436,835
Fabrinet (a)	145,710	5,172,705
FARO Technologies, Inc. (a)	79,126	2,800,269
II-VI, Inc. (a)	251,283	5,121,148
Insight Enterprises, Inc. (a)	177,024	4,804,431
Itron, Inc. (a)	180,770	7,962,918
Littelfuse, Inc.	106,567	12,205,118
Methode Electronics, Inc.	176,071	5,195,855
MTS Systems Corp.	70,411	3,365,646
OSI Systems, Inc. (a)	87,787	4,677,291
Park Electrochemical Corp.	96,607	1,580,491
Plexus Corp. (a)	159,194	6,991,800
QLogic Corp. (a)	395,130	5,476,502
Rofin-Sinar Technologies, Inc. (a)	135,969	4,344,210
Rogers Corp. (a)	85,716	5,697,543
Sanmina Corp. (a)	368,150	9,862,738
Scansource, Inc. (a)	125,045	4,799,227
TTM Technologies, Inc. (a)	308,273	2,413,778
Total		132,265,858
Internet Software & Services 0.9%
Blucora, Inc. (a)	196,549	1,765,010
DHI Group, Inc. (a)	198,265	1,397,768
Liquidity Services, Inc. (a)	116,790	782,493
LivePerson, Inc. (a)	235,082	1,640,872
LogMeIn, Inc. (a)	119,724	7,335,489
Monster Worldwide, Inc. (a)	428,850	1,136,453
NIC, Inc.	291,225	5,780,816
QuinStreet, Inc. (a)	170,449	630,661
Stamps.com, Inc. (a)	71,740	6,527,623
XO Group, Inc. (a)	112,647	1,907,114
Total		28,904,299
IT Services 1.9%
CACI International, Inc., Class A (a)	115,679	11,656,973
Cardtronics, Inc. (a)	215,558	8,469,274
Ciber, Inc. (a)	344,369	427,018
CSG Systems International, Inc.	155,947	6,629,307

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
ExlService Holdings, Inc. (a)	158,070	$8,188,026
Forrester Research, Inc.	47,390	1,744,426
Mantech International Corp., Class A	116,810	4,196,983
Perficient, Inc. (a)	171,543	3,593,826
Sykes Enterprises, Inc. (a)	185,713	5,537,962
TeleTech Holdings, Inc.	78,485	2,142,640
Virtusa Corp. (a)	129,398	4,558,691
Total		57,145,126
Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc. (a)	190,083	7,255,468
Brooks Automation, Inc.	326,449	3,584,410
Cabot Microelectronics Corp.	113,897	4,913,517
Ceva, Inc. (a)	97,505	2,636,535
Cirrus Logic, Inc. (a)	301,080	10,838,880
Cohu, Inc.	118,946	1,403,563
Diodes, Inc. (a)	183,727	3,538,582
DSP Group, Inc. (a)	103,223	1,080,745
Exar Corp. (a)	231,422	1,580,612
Kopin Corp. (a)	298,939	642,719
Kulicke & Soffa Industries, Inc. (a)	335,625	4,191,956
MKS Instruments, Inc.	254,036	10,410,395
Monolithic Power Systems, Inc.	176,408	12,053,959
Nanometrics, Inc. (a)	115,900	2,158,058
Power Integrations, Inc.	136,994	6,834,631
Rambus, Inc. (a)	522,360	6,320,556
Rudolph Technologies, Inc. (a)	148,005	2,160,873
Semtech Corp. (a)	309,560	7,287,042
Tessera Technologies, Inc.	225,544	7,278,305
Ultratech, Inc. (a)	126,504	2,885,556
Veeco Instruments, Inc. (a)	190,655	3,391,752
Total		102,448,114
Software 2.8%
Blackbaud, Inc.	224,050	14,041,214
Bottomline Technologies de, Inc. (a)	180,762	4,529,896
Ebix, Inc.	122,588	5,544,655
EPIQ Systems, Inc.	154,535	2,353,568
Interactive Intelligence Group, Inc. (a)	84,075	3,466,412
MicroStrategy, Inc., Class A (a)	44,679	8,334,421
Monotype Imaging Holdings, Inc.	190,891	4,558,477
Progress Software Corp. (a)	242,813	6,393,266
Qualys, Inc. (a)	114,960	3,585,602
Rovi Corp. (a)	394,210	6,626,670
Synchronoss Technologies, Inc. (a)	190,618	6,723,097
Take-Two Interactive Software, Inc. (a)	404,538	15,740,574
Tangoe, Inc. (a)	178,670	1,431,147

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VASCO Data Security International, Inc. (a)	143,563	$2,373,096
Total		85,702,095
Technology Hardware, Storage & Peripherals 0.7%
Cray, Inc. (a)	194,070	6,466,412
Electronics for Imaging, Inc. (a)	224,848	9,855,088
Super Micro Computer, Inc. (a)	175,402	4,602,549
Total		20,924,049
TOTAL INFORMATION TECHNOLOGY		463,639,478
MATERIALS 5.1%
Chemicals 2.6%
A. Schulman, Inc.	139,733	3,536,642
American Vanguard Corp. (a)	122,631	1,606,466
Balchem Corp.	150,412	9,017,199
Calgon Carbon Corp.	240,936	3,585,128
Chemours Co. LLC (The)	865,130	7,535,282
Flotek Industries, Inc. (a)	255,655	3,006,503
FutureFuel Corp.	108,420	1,206,715
H.B. Fuller Co.	238,423	10,886,394
Hawkins, Inc.	45,357	1,769,830
Ingevity Corp. (a)	201,800	5,880,452
Innophos Holdings, Inc.	92,010	3,527,663
Innospec, Inc.	114,510	5,560,606
Intrepid Potash, Inc. (a)	268,790	341,363
Koppers Holdings, Inc. (a)	98,052	2,481,696
Kraton Performance Polymers, Inc. (a)	146,115	3,972,867
LSB Industries, Inc. (a)	96,275	1,266,016
Quaker Chemical Corp.	62,993	5,443,225
Rayonier Advanced Materials, Inc.	204,480	2,650,061
Stepan Co.	87,149	5,027,626
Tredegar Corp.	118,478	1,925,268
Total		80,227,002
Construction Materials 0.4%
Headwaters, Inc. (a)	353,093	6,705,236
US Concrete, Inc. (a)	65,950	4,230,033
Total		10,935,269
Containers & Packaging 0.1%
Myers Industries, Inc.	106,379	1,520,156
Metals & Mining 0.9%
AK Steel Holding Corp. (a)	1,098,695	4,702,415
Century Aluminum Co. (a)	236,634	1,528,656
Haynes International, Inc.	59,534	1,715,770

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Kaiser Aluminum Corp.	85,829	$7,356,404
Materion Corp.	95,429	2,308,427
Olympic Steel, Inc.	43,374	1,028,398
Stillwater Mining Co. (a)	577,383	5,843,116
SunCoke Energy, Inc.	305,327	1,847,228
TimkenSteel Corp.	181,340	1,624,806
Total		27,955,220
Paper & Forest Products 1.1%
Boise Cascade Co. (a)	184,970	4,246,911
Clearwater Paper Corp. (a)	83,221	5,210,467
Deltic Timber Corp.	50,990	3,282,736
KapStone Paper and Packaging Corp.	409,108	6,238,897
Neenah Paper, Inc.	79,875	5,542,526
PH Glatfelter Co.	207,209	4,247,785
Schweitzer-Mauduit International, Inc.	145,677	5,011,289
Total		33,780,611
TOTAL MATERIALS		154,418,258
TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 1.1%
8x8, Inc. (a)	421,920	5,387,918
Atlantic Tele-Network, Inc.	51,334	3,823,870
Cincinnati Bell, Inc. (a)	1,001,744	3,986,941
Cogent Communications Holdings, Inc.	196,230	7,813,878
Consolidated Communications Holdings, Inc.	240,730	5,917,143
General Communication, Inc., Class A (a)	140,432	2,189,335
Iridium Communications, Inc. (a)	385,690	3,367,074
Lumos Networks Corp. (a)	109,564	1,410,089
Total		33,896,248
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	98,529	1,728,199
TOTAL TELECOMMUNICATION SERVICES		35,624,447
UTILITIES 4.3%
Electric Utilities 0.7%
Allete, Inc.	220,191	12,713,828
El Paso Electric Co.	193,095	8,623,623
Total		21,337,451

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 2.3%
Northwest Natural Gas Co.	130,865	$7,184,488
Piedmont Natural Gas Co., Inc.	387,543	23,275,833
South Jersey Industries, Inc.	362,806	10,481,465
Southwest Gas Corp.	226,357	15,715,967
Spire, Inc.	217,647	13,837,996
Total		70,495,749
Multi-Utilities 0.8%
Avista Corp.	298,084	11,988,938
NorthWestern Corp.	229,802	13,319,324
Total		25,308,262
Water Utilities 0.5%
American States Water Co.	174,204	6,804,408
California Water Service Group	228,350	6,656,403
Total		13,460,811
TOTAL UTILITIES		130,602,273
Total Common Stocks (Cost: $2,270,967,926)		$2,966,867,801

Rights —%

INFORMATION TECHNOLOGY —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc. (a)(b)(c)	112,391	$—
TOTAL INFORMATION TECHNOLOGY		—
Total Rights (Cost: $—)		$—

	Shares	Value

Exchange-Traded Funds 1.0%
iShares Core S&P Small-Cap ETF	265,010	$30,674,908
Total Exchange-Traded Funds (Cost: $19,214,509)		$30,674,908

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.434% (d)(e)	49,555,224	$49,555,224
Total Money Market Funds (Cost: $49,555,224)		$49,555,224

Total Investments
(Cost: $2,339,737,659) (f)	$3,047,097,933(g)
Other Assets & Liabilities, Net	(11,268,405)
Net Assets	$3,035,829,528

At May 31, 2016, cash totaling $2,867,400 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at May 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	349	USD	40,253,660	06/2016	2,591,164	—

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Negligible market value.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2016, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(d)	The rate shown is the seven-day current annualized yield at May 31, 2016.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	32,806,265	158,608,221	(141,859,262)	49,555,224	54,755	49,555,224

(f)

At May 31, 2016, the cost of securities for federal income tax purposes was approximately $2,339,738,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$907,962,000
Unrealized Depreciation	(200,602,000)
Net Unrealized Appreciation	$707,360,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	408,463,090	—	—	408,463,090
Consumer Staples	82,487,325	—	—	82,487,325
Energy	82,539,529	—	—	82,539,529
Financials	692,628,228	—	—	692,628,228
Health Care	373,332,720	—	—	373,332,720
Industrials	543,132,453	—	—	543,132,453
Information Technology	463,639,478	—	—	463,639,478
Materials	154,418,258	—	—	154,418,258
Telecommunication Services	35,624,447	—	—	35,624,447
Utilities	130,602,273	—	—	130,602,273
Total Common Stocks	2,966,867,801	—	—	2,966,867,801
Rights
Information Technology	—	—	0(a)	0(a)
Exchange-Traded Funds	30,674,908	—	—	30,674,908

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Money Market Funds	—	—	—	49,555,224
Total Investments	2,997,542,709	—	0 (a)	3,047,097,933
Derivatives
Assets
Futures Contracts	2,591,164	—	—	2,591,164
Total	3,000,133,873	—	0 (a)	3,049,689,097

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 26, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 26, 2016